UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05162

Exact name of registrant as specified in charter: Delaware VIP® Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Cash Reserve Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Sector allocation	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	12

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Cash Reserve Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Cash Reserve Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,000.00	0.24%	$1.19
Service Class	1,000.00	1,000.00	0.24%	1.19
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,023.60	0.24%	$1.20
Service Class	1,000.00	1,023.60	0.24%	1.20

Effective March 5, 2010, Delaware Management Company (DMC) has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses do not exceed 0.19% of average daily net assets of the Series until such time as the waiver is discontinued. Prior to January 19, 2010, there was a voluntary waiver of 0.39% of average daily net assets and effective January 19, 2010, there was a voluntary waive of 0.29% of average daily net assets. The Series’ expense analysis would be as follows if this limit was in effect for the entire period.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,000.00	0.19%	$0.94
Service Class	1,000.00	1,000.00	0.19%	0.94
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,023.85	0.19%	$0.95
Service Class	1,000.00	1,023.85	0.19%	0.95

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Cash Reserve Series-1

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Sector Allocation
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Agency Obligations	2.93%
Certificates of Deposit	7.31%
Commercial Paper	77.18%
Colleges & Universities	17.84%
Consumer Products	2.92%
Consumer Services	1.46%
Financial Services	21.08%
Industrial	16.34%
Mortgage Bankers & Brokers	16.08%
Pharmaceuticals	1.46%
Corporate Bonds	6.25%
Banking	4.79%
Consumer Products	1.46%
Municipal Bonds	6.05%
U.S. Treasury Obligation	0.06%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Cash Reserve Series-2

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
AGENCY OBLIGATIONS–2.93%
Federal Home Loan Bank Discount Note
0.50% 10/19/10	$500,000	$499,976
Total Agency Obligations (cost $499,976)		499,976

CERTIFICATES OF DEPOSIT–7.31%
Bank of Nova Scotia Housing 0.30% 8/16/10	250,000	250,000
•Barclays Bank 0.50% 2/1/11	250,000	250,000
Barclays Bank New York 0.40% 8/18/10	250,000	250,000
Toronto Dominion Bank New York
0.25% 7/6/10	250,000	250,000
• 0.398% 5/19/11	250,000	250,000
Total Certificates of Deposit
(cost $1,250,000)		1,250,000

COMMERCIAL PAPER–77.18%
Colleges & Universities–17.84%
≠Brown University
0.32% 7/6/10	250,000	249,989
0.32% 8/3/10	250,000	249,927
≠Cornell University 0.30% 8/4/10	250,000	249,929
≠Dartmouth College 0.25% 8/12/10	250,000	249,927
Emory University
0.25% 7/14/10	250,000	250,000
0.35% 8/18/10	250,000	250,000
Massachusetts Health & Education Facilities
Authority 0.25% 7/1/10	250,000	250,000
≠University of Chicago
0.30% 7/15/10	250,000	249,971
0.30% 7/20/10	250,000	249,960
≠Vanderbilt University 0.25% 7/6/10	300,000	299,990
Yale University 0.24% 7/1/10	500,000	500,000
		3,049,693
Consumer Products–2.92%
≠Procter & Gamble International Funding
0.17% 7/21/10	250,000	249,976
0.24% 7/6/10	250,000	249,992
		499,968
Consumer Services–1.46%
Catholic Health Initiatives 0.40% 8/25/10	250,000	250,000
		250,000
Financial Services–21.08%
≠Abbey National Treasury Services
0.22% 7/13/10	500,000	499,963
≠Allianz Finance
0.33% 8/5/10	250,000	249,920
0.35% 9/7/10	250,000	249,835
≠American Honda Finance 0.39% 9/21/10	250,000	249,778
≠ANZ National International 0.446% 9/23/10	250,000	249,740
Eksportfinans 0.18% 7/1/10	500,000	500,000
≠Nestle Capital 0.35% 8/17/10	500,000	499,772
Novartis Finance 0.08% 7/1/10	500,000	500,000
UBS Finance 0.03% 7/1/10	605,000	605,000
		3,604,008
Industrial–16.34%
≠ConocoPhillips 0.18% 7/6/10	545,000	544,986
≠Hewlett-Packard
0.21% 7/26/10	250,000	249,964
0.23% 7/19/10	250,000	249,971
Koch Resources 0.05% 7/1/10	500,000	500,000
≠Medtronic 0.21% 8/10/10	250,000	249,942
Northern Illinois Gas 0.13% 7/1/10	500,000	500,000
≠Philip Morris International 0.26% 7/29/10	250,000	249,949
≠Total Capital Canada 0.27% 7/15/10	250,000	249,974
		2,794,786
Mortgage Bankers & Brokers–16.08%
≠Bank of Montreal 0.20% 7/2/10	500,000	499,997
BNP Paribas Finance 0.03% 7/1/10	500,000	500,000
≠≥Commonwealth Bank of Australia
0.461% 9/10/10	250,000	249,773
≠DnB Nor Bank 0.14% 7/7/10	500,000	499,988
≠HSBC USA 0.24% 8/6/10	250,000	249,940
≠Skandinav Enskilda Bank 0.29% 7/1/10	500,000	500,001
≠Westpac Securities New Zealand 0.25% 7/6/10	250,000	249,991
		2,749,690
Pharmaceuticals–1.46%
≠Johnson & Johnson 0.20% 8/5/10	250,000	249,951
		249,951
Total Commercial Paper
(cost $13,198,096)		13,198,096

CORPORATE BONDS–6.25%
Banking–4.79%
Bank of America 4.25% 10/1/10	50,000	50,430
Citigroup 4.625% 8/3/10	250,000	250,742
Goldman Sachs Group 6.875% 1/15/11	250,000	258,547
JPMorgan Chase 6.75% 2/1/11	250,000	258,253
		817,972
Consumer Products–1.46%
Wal-Mart Stores 4.125% 7/1/10	250,000	250,000
		250,000
Total Corporate Bonds (cost $1,067,972)		1,067,972

MUNICIPAL BONDS–6.05%
•Delaware River Port Authority
Pennsylvania & New Jersey
Revenue Refunding Series C 0.26% 1/1/26	250,000	250,000
•Harrisonburg, Virginia Redevelopment &
Housing Authority Multi-Family Housing
Revenue Series A 0.42% 5/1/26	205,000	205,000
•Metropolitan Government Nashville &
Davidson County, Tennessee Health
& Education Facilities Board Revenue
(Vanderbilt University) Series A
0.23% 7/1/18	80,000	80,000
•Nassau Health Care Corporation New York
Revenue Series C2 0.35% 8/1/29	250,000	250,000

Cash Reserve Series-3

Delaware VIP® Cash Reserve Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
University of Texas System 0.27% 8/4/10	$250,000	$250,000
Total Municipal Bonds (cost $1,035,000)		1,035,000

U.S. TREASURY OBLIGATION–0.06%
^U.S. Treasury Bill 0.045% 7/15/10	10,478	10,478
Total U.S. Treasury Obligation
(cost $10,478)		10,478

TOTAL VALUE OF SECURITIES–99.78% (COST $17,061,522)©	$17,061,522
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	38,209
NET ASSETS APPLICABLE TO 17,098,679 SHARES OUTSTANDING–100.00%	$17,099,731
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES
STANDARD CLASS ($17,098,684 / 17,097,634 Shares)	$1.00
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES
SERVICE CLASS ($1,047 / 1,045 Shares)	$1.00
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$17,151,758
Undistributed net investment income	268
Accumulated net realized loss on investments	(52,295)
Total net assets	$17,099,731
____________________

≠	The rate shown is the effective yield at the time of purchase.
≥
Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2010, the aggregate amount of these securities equaled $249,773, which represented 1.46% of the Series’ net assets. See Note 7 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
©	Also the cost for federal income tax purposes.

See accompanying notes

Cash Reserve Series-4

Delaware VIP® Trust —
Delaware VIP Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$27,195

EXPENSES:
Management fees	39,068
Audit and tax	5,895
Dividend disbursing and transfer agent fees and expenses	4,825
Reports and statements to shareholders	3,964
Accounting and administration expenses	3,449
Custodian fees	1,738
Pricing fees	1,459
Trustees’ fees	508
Legal fees	448
Insurance fees	326
Consulting fees	80
Dues and services	35
Trustees’ expenses	34
Registration fees	27
Distribution expenses – Service Class	2
61,858
Less fees waived	(41,319)
Less waived distribution expenses – Service Class	(2)
Total operating expenses	20,537

NET INVESTMENT INCOME	6,658

NET REALIZED GAIN ON INVESTMENTS	181

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$6,839

See accompanying notes

Delaware VIP Trust —
Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$6,658	$44,726
Net realized gain on investments	181	75
Net increase in net assets resulting
from operations	6,839	44,801

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(6,658)	(44,774)
Service Class	–	(3)
	(6,658)	(44,777)

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
Proceeds from shares sold:
Standard Class	1,473,385	6,828,473
Service Class	2	—
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	6,745	47,641
Service Class	–	4
	1,480,132	6,876,118
Cost of shares repurchased:
Standard Class	(2,259,816)	(6,359,904)
Increase (decrease) in net assets derived from
capital share transactions	(779,684)	516,214

NET INCREASE (DECREASE)
IN NET ASSETS	(779,503)	516,238

NET ASSETS:
Beginning of period	17,879,234	17,362,996
End of period (including undistributed
net investment income of $268
and $268, respectively)	$17,099,731	$17,879,234

See accompanying notes

Cash Reserve Series-5

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	–	0.003	0.021	0.047	0.044	0.027
Total from investment operations	–	0.003	0.021	0.047	0.044	0.027

Less dividends and distributions from:
Net investment income	–	(0.003)	(0.021)	(0.047)	(0.044)	(0.027)
Total dividends and distributions	–	(0.003)	(0.021)	(0.047)	(0.044)	(0.027)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return2	0.00%	0.26%	2.12%	4.76%	4.49%	2.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,099	$17,878	$17,362	$20,426	$20,971	$23,430
Ratio of expenses to average net assets	0.24%	0.47%	0.72%	0.64%	0.67%	0.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.71%	0.75%	0.72%	0.64%	0.67%	0.61%
Ratio of net investment income to average net assets	0.07%	0.26%	2.14%	4.66%	4.39%	2.62%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.40% )	(0.02% )	2.14%	4.66%	4.39%	2.62%
____________________

1Ratios have been annualized and total return has not been annualized.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Cash Reserve Series-6

Delaware VIP® Cash Reserve Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	–	0.003	0.019	0.044	0.041	0.024
Total from investment operations	–	0.003	0.019	0.044	0.041	0.024

Less dividends and distributions from:
Net investment income	–	(0.003)	(0.019)	(0.044)	(0.041)	(0.024)
Total dividends and distributions	–	(0.003)	(0.019)	(0.044)	(0.041)	(0.024)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return2	0.00%	0.25%	1.89%	4.50%	4.23%	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$1	$1	$6	$6	$6
Ratio of expenses to average net assets	0.24%	0.50%	0.97%	0.89%	0.92%	0.86%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.01%	1.05%	1.02%	0.94%	0.97%	0.91%
Ratio of net investment income to average net assets	0.07%	0.23%	1.89%	4.41%	4.14%	2.37%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.70% )	(0.32% )	1.84%	4.36%	4.09%	2.32%
____________________

1Ratios have been annualized and total return has not been annualized.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Cash Reserve Series-7

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC had voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)), did not exceed 0.39% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses

Cash Reserve Series-8

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because it is voluntary. Beginning January 19, 2010, DMC voluntarily reduced the limitation two times, as shown in the chart below.

Voluntary	Effective
Limitation	Date
0.29%	1/19/10
0.19%	3/5/10

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $434 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. In addition, DDLP has voluntarily agreed to waive distribution and service fees in order to prevent distribution and service fees of the Service Class shares from exceeding 0.00% of average daily net assets. This voluntary expense waiver may be discontinued at any time because it is voluntary. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had receivables due from or liabilities payable to affiliates as follows:

Dividend Disbursing,		Other	Receivable
Transfer Agent and Fund		Expenses	from DMC
Accounting Oversight	Distribution	Payable	Under Expense
Fees and Other Expenses	Fee Payable	to DMC	Limitation
Payable to DSC	to DDLP	and Affiliates*	Agreement
$176	$—	$190	$1,428
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $113 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Cash Reserve Series-9

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$499,976	$499,976
Corporate Debt	–	1,067,972	1,067,972
Municipal Bonds	–	1,035,000	1,035,000
Short-Term	–	14,448,096	14,448,096
U.S. Treasury Obligations	10,478	–	10,478
Total	$10,478	$17,051,044	$17,061,522

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$6,658	$44,777
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$17,151,758
Undistributed ordinary income	268
Realized gains 1/1/10 – 6/30/10	181
Capital loss carryforwards as of 12/31/09	(52,476)
Net assets	$17,099,731

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $52,476 remaining at December 31, 2009 will expire in 2010.

For the six months ended June 30, 2010, the Series had capital gains of $181, which may reduce the capital loss carryforwards.

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

7. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

Cash Reserve Series-10

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

7. Credit and Market Risk (continued)
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2010, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Statement of Net Assets.

8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

10. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Cash Reserve Series-11

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Cash Reserve Series
Shares Voted For	18,118,779.736
Percentage of Outstanding Shares	92.914%
Percentage of Shares Voted	96.045%
Shares Voted Against	623,961.923
Percentage of Outstanding Shares	3.199%
Percentage of Shares Voted	3.307%
Shares Abstained	122,236.541
Percentage of Outstanding Shares	0.627%
Percentage of Shares Voted	0.648%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15525 SA-VIPCAS [6/10] DG3 8/10 (6192)	Cash Reserve Series-12

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Security types	2

> Statement of net assets	3

> Statement of operations	20

> Statements of changes in net assets	20

> Financial highlights	21

> Notes to financial statements	23

> Other Series information	32

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,043.20	0.70%	$3.55
Service Class	1,000.00	1,042.10	0.95%	4.81
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.32	0.70%	$3.51
Service Class	1,000.00	1,020.08	0.95%	4.76

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Types
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Types	of Net Assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	1.69%
Agency Mortgage-Backed Securities	12.23%
Commercial Mortgage-Backed Securities	4.42%
Convertible Bonds	2.04%
Corporate Bonds	48.75%
Banking	5.45%
Basic Industry	3.62%
Brokerage	1.69%
Capital Goods	2.92%
Communications	8.14%
Consumer Cyclical	3.10%
Consumer Non-Cyclical	7.86%
Electric	3.60%
Energy	6.96%
Finance Companies	2.22%
Industrials	0.08%
Insurance	0.63%
Natural Gas	0.18%
Real Estate	0.82%
Technology	0.80%
Transportation	0.68%
Municipal Bonds	0.12%
Non-Agency Asset-Backed Securities	5.43%
Non-Agency Collateralized Mortgage Obligations	1.35%
Regional Agencies	0.45%
Regional Authorities	1.30%
Senior Secured Loans	3.67%
Sovereign Agencies	0.38%
Sovereign Debt	7.95%
Supranational Banks	2.76%
U.S. Treasury Obligations	2.83%
Common Stock	0.10%
Convertible Preferred Stock	0.00%
Preferred Stock	0.16%
Warrant	0.00%
Short-Term Investments	11.87%
Securities Lending Collateral	5.62%
Total Value of Securities	113.14%
Obligation to Return Securities Lending Collateral	(5.73%)
Liabilities Net of Receivables and Other Assets	(7.41%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.02%
Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	275,098	$256,459
•Fannie Mae Whole Loan Series
2002-W11 AV1 0.687% 11/25/32		6,981	6,229
Total Agency Asset-Backed
Securities (cost $280,875)			262,688

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.69%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,106	1,253
Series 2001-T8 A2 9.50% 7/25/41		10,315	11,084
Series 2002-T4 A3 7.50% 12/25/41		22,304	25,443
Series 2004-T1 1A2 6.50% 1/25/44		25,203	28,483
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		96,064	106,697
Series 2001-50 BA 7.00% 10/25/41		140,055	157,141
Series 2002-90 A1 6.50% 6/25/42		13,035	14,439
Series 2002-90 A2 6.50% 11/25/42		42,531	47,109
Series 2003-38 MP 5.50% 5/25/23		2,100,000	2,312,461
Series 2003-122 AJ 4.50% 2/25/28		70,006	72,303
Series 2005-110 MB 5.50% 9/25/35		478,980	526,629
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,515,466
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		38,828	43,856
Series 2004-W9 2A1 6.50% 2/25/44		6,990	7,742
Series 2004-W11 1A2 6.50% 5/25/44		73,122	80,080
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		88,307	99,690
Series 2326 ZQ 6.50% 6/15/31		94,215	105,153
Series 2541 JB 5.00% 2/15/16		4,668	4,668
Series 2557 WE 5.00% 1/15/18		1,365,000	1,489,813
Series 2622 PE 4.50% 5/15/18		3,510,000	3,772,047
Series 2662 MA 4.50% 10/15/31		182,830	191,609
Series 2687 PG 5.50% 3/15/32		1,250,000	1,319,587
Series 2694 QG 4.50% 1/15/29		965,000	1,012,364
Series 2762 LG 5.00% 9/15/32		3,895,000	4,226,231
Series 2809 DC 4.50% 6/15/19		1,000,000	1,073,168
Series 2872 GC 5.00% 11/15/29		625,000	659,924
Series 2890 PC 5.00% 7/15/30		1,520,000	1,606,572
Series 3022 MB 5.00% 12/15/28		152,719	158,323
Series 3128 BC 5.00% 10/15/27		3,895,000	4,039,357
Series 3131 MC 5.50% 4/15/33		930,000	1,007,416
Series 3337 PB 5.50% 7/15/30		1,015,000	1,053,830
tFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		22,415	24,828
Series T-58 2A 6.50% 9/25/43		9,184	10,198
Total Agency Collateralized
Mortgage Obligations
(cost $24,987,725)			26,804,964

AGENCY MORTGAGE-BACKED
SECURITIES–12.23%
Fannie Mae
5.50% 1/1/13		52,978	53,994
6.50% 8/1/17		30,681	33,332
•Fannie Mae ARM
3.044% 10/1/33		38,261	39,837
4.995% 8/1/35		262,551	279,790
5.148% 11/1/35		579,850	615,554
5.431% 6/1/37		13,668	14,502
5.915% 8/1/37		725,011	781,532
Fannie Mae Relocation 15 yr
4.00% 9/1/20		642,627	648,977
Fannie Mae Relocation 30 yr
5.00% 11/1/33		27,105	28,491
5.00% 8/1/34		46,450	48,825
5.00% 11/1/34		46,698	49,087
5.00% 4/1/35		125,410	131,823
5.00% 10/1/35		222,873	234,270
5.00% 1/1/36		316,661	332,854
Fannie Mae S.F. 15 yr
5.00% 5/1/21		552,265	593,987
6.00% 12/1/22		2,726,091	2,972,504
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/25		17,295,000	17,965,181
4.50% 7/1/25		1,000,000	1,054,844
5.50% 7/1/25		13,690,000	14,787,336
Fannie Mae S.F. 20 yr
5.00% 8/1/28		2,758,179	2,932,773
5.50% 8/1/28		2,762,286	2,975,143
Fannie Mae S.F. 30 yr
4.50% 3/1/39		1,204,708	1,251,240
5.00% 9/1/35		524,703	556,945
5.00% 12/1/36		5,285,144	5,609,906
5.00% 12/1/37		723,454	766,624
5.00% 1/1/38		1,170,243	1,240,075
5.00% 2/1/38		484,852	513,784
6.50% 2/1/36		1,292,959	1,434,388
6.50% 3/1/36		1,160,310	1,274,419
7.50% 3/1/32		783	891
7.50% 4/1/32		2,273	2,587
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/40		15,725,000	15,924,016
4.50% 7/1/40		5,325,000	5,518,862
5.00% 7/1/40		32,565,000	34,452,761
6.00% 7/1/40		16,525,000	17,921,875
•Freddie Mac ARM
2.643% 12/1/33		55,503	57,609
3.417% 4/1/34		3,597	3,741
5.68% 7/1/36		310,679	326,779
5.718% 8/1/37		13,486	14,364
5.843% 6/1/37		829,188	883,995
6.033% 10/1/37		529,093	570,353
6.056% 10/1/37		25,417	27,396
6.316% 2/1/37		647,230	682,945

Diversified Income Series-3

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Freddie Mac Relocation 30 yr
5.00% 9/1/33	USD	63,881	$67,187
Freddie Mac S.F. 15 yr
4.50% 5/1/20		1,231,383	1,312,325
5.00% 6/1/18		421,907	453,423
Freddie Mac S.F. 30 yr
4.50% 10/1/35		1,178,235	1,231,108
6.00% 2/1/36		2,057,149	2,237,920
6.50% 8/1/38		878,965	964,669
Freddie Mac S.F. 30 yr TBA
5.00% 7/1/40		6,860,000	7,255,520
5.50% 7/1/40		12,480,000	13,390,653
6.00% 7/1/40		19,905,000	21,603,136
6.50% 7/1/40		8,700,000	9,536,018
GNMA I S.F. 30 yr 7.00% 12/15/34		391,306	436,452
Total Agency Mortgage-Backed
Securities (cost $191,476,892)			194,098,602

COMMERCIAL MORTGAGE-
BACKED SECURITIES–4.42%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		1,890,000	2,033,656
Series 2007-1A D 5.957% 4/15/37		315,000	331,355
Bank of America Commercial
Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38		1,664,920	1,687,532
• Series 2004-3 A5 5.595% 6/10/39		1,310,000	1,388,883
• Series 2005-1 A5 5.313% 11/10/42		4,615,000	4,892,142
• Series 2005-6 A4 5.35% 9/10/47		1,200,000	1,284,860
• Series 2006-2 A4 5.928% 5/10/45		1,765,000	1,869,357
Series 2006-4 A4 5.634% 7/10/46		1,780,000	1,829,339
Bear Stearns Commercial
Mortgage Securities
• Series 2005-PW10 A4
5.405% 12/11/40		2,999,000	3,152,429
• Series 2005-T20 A4A
5.297% 10/12/42		3,780,000	4,040,906
• Series 2006-PW12 A4
5.907% 9/11/38		1,185,000	1,271,502
Series 2006-PW14 A4
5.201% 12/11/38		3,360,000	3,436,592
Series 2007-PW15 A4
5.331% 2/11/44		2,085,000	2,042,816
• Series 2007-PW16 A4
5.907% 6/11/40		502,000	510,842
•Citigroup Commercial Mortgage Trust
Series 2004-C1 A4 5.546% 4/15/40		1,470,000	1,562,977
tCommercial Mortgage Pass
Through Certificates
•# Series 2001-J1A A2 144A
6.457% 2/16/34		67,339	67,897
• Series 2005-C6 A5A
5.116% 6/10/44		2,490,000	2,616,156
Series 2006-C7 A2 5.69% 6/10/46		230,000	234,004
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39		115,000	121,126
#Crown Castle Towers
Series 2006-1A B 144A
5.362% 11/15/36		1,830,000	1,893,254
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35		900,000	949,704
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6
5.396% 8/10/38		1,815,000	1,914,503
Series 2005-GG4 A4
4.761% 7/10/39		1,020,000	1,036,001
Series 2005-GG4 A4A
4.751% 7/10/39		4,585,000	4,743,487
• Series 2006-GG6 A4
5.553% 4/10/38		1,500,000	1,543,373
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7
5.317% 6/10/36		770,000	823,084
Series 2005-GG5 A5
5.224% 4/10/37		2,860,000	2,937,779
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		605,000	633,560
Series 2002-C2 A2 5.05% 12/12/34		345,000	364,515
Series 2003-C1 A2 4.985% 1/12/37		788,000	826,511
• Series 2005-LDP3 A4A
4.936% 8/15/42		880,000	924,645
• Series 2005-LDP4 A4
4.918% 10/15/42		940,000	982,978
• Series 2005-LDP5 A4
5.36% 12/15/44		1,575,000	1,675,324
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		110,000	116,652
Series 2003-C8 A2 4.207% 11/15/27		19,258	19,281
Series 2004-C1 A4 4.568% 1/15/31		2,710,000	2,774,023
•Merrill Lynch Mortgage Trust Series
2005-CKI1 A6 5.405% 11/12/37		900,000	963,338
Merrill Lynch/Countrywide
Commercial Mortgage Trust Series
2007-5 A1 4.275% 8/12/48		73,597	74,206
Morgan Stanley Capital I
•# Series 1999-FNV1 G 144A
6.12% 3/15/31		11,618	11,636
• Series 2004-T15 A4 5.27% 6/13/41		1,200,000	1,262,070
Series 2005-IQ9 A4 4.66% 7/15/56		400,000	406,312
• Series 2007-IQ14 A4
5.692% 4/15/49		570,000	549,822
*• Series 2007-T27 A4 5.802% 6/13/42		5,430,000	5,688,407

Diversified Income Series-4

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
•#Morgan Stanley Dean Witter Capital I
Series 2001-TOP1 E 144A
7.579% 2/15/33	USD	100,000	$100,527
#OBP Depositor Trust Series 2010-OBP
A 144A 4.646% 7/15/45		1,890,000	1,898,127
Wachovia Bank Commercial Mortgage
Trust Series 2006-C28 A2
5.50% 10/15/48		655,000	670,091
Total Commercial Mortgage-Backed
Securities (cost $62,479,436)			70,157,581

CONVERTIBLE BONDS–2.04%
*Advanced Micro Devices 6.00% exercise
price $28.08, expiration date 5/1/15		1,170,000	1,117,350
Alaska Communications System
Group 5.75% exercise price $12.90,
expiration date 3/1/13		886,000	842,808
Alcatel-Lucent USA 2.75%
exercise price $15.35,
expiration date 6/15/25		1,185,000	1,004,288
*Amgen 0.375% exercise price $79.48,
expiration date 2/1/13		1,220,000	1,210,850
ArvinMeritor 4.00%
exercise price $26.73,
expiration date 2/15/27		710,000	553,800
Bristow Group 3.00% exercise price
$77.34, expiration date 6/15/38		1,069,000	861,881
Chesapeake Energy 2.25%
exercise price $85.89,
expiration date 12/15/38		1,721,000	1,249,876
#Digital Realty Trust 144A 5.50%
exercise price $43.00,
expiration date 4/15/29		325,000	465,766
Euronet Worldwide 3.50%
exercise price $40.48,
expiration date 10/15/25		240,000	224,400
#Gaylord Entertainment 144A 3.75%
exercise price $27.25,
expiration date 10/1/14		780,000	817,050
Health Care REIT 4.75% exercise price
$50.00, expiration date 7/15/27		1,391,000	1,488,370
ΦHologic 2.00% exercise price $38.59,
expiration date 12/15/37		2,082,000	1,782,713
Intel 2.95% exercise price $31.14,
expiration date 12/15/35		865,000	826,075
*International Game Technology 3.25%
exercise price $19.97,
expiration date 5/1/14		578,000	635,800
Inverness Medical Innovations 3.00%
exercise price $43.98,
expiration date 5/15/16		834,000	721,410
*Jefferies Group 3.875% exercise price
$39.20, expiration date 11/1/29		878,000	827,515
L-3 Communications Holdings
3.00% exercise price $100.14,
expiration date 8/1/35		20,000	20,100
Leap Wireless International
4.50% exercise price $93.21,
expiration date 7/15/14		1,930,000	1,626,025
Level 3 Communications 5.25%
exercise price $3.98,
expiration date 12/15/11		292,000	281,050
#Lexington Realty Trust 144A
6.00% exercise price $7.09,
expiration date 1/15/30		950,000	954,674
LifePoint Hospitals 3.25%
exercise price $61.22,
expiration date 8/15/25		1,295,000	1,218,919
Linear Technology 3.00% exercise price
$46.13, expiration date 5/1/27		1,840,000	1,810,099
Medtronic 1.625% exercise price
$54.79, expiration date 4/15/13		1,078,000	1,086,085
Mirant (Escrow) 2.50% exercise price
$67.95, expiration date 6/15/21		110,000	0
National City 4.00% exercise price
$482.51, expiration date 2/1/11		2,140,000	2,166,749
National Retail Properties 5.125%
exercise price $25.42,
expiration date 6/15/28		885,000	928,144
NII Holdings 3.125% exercise price
$118.32, expiration date 6/15/12		728,000	690,690
Rayonier TRS Holdings 3.75%
exercise price $54.81,
expiration date 10/15/12		377,000	391,609
*# 144A 4.50% exercise price $50.24,
expiration date 8/15/15		505,000	570,650
SanDisk 1.00% exercise price $82.36,
expiration date 5/15/13		495,000	442,406
SBA Communications 4.00%
exercise price $30.38,
expiration date 10/1/14		380,000	487,350
#Sino-Forest 144A 5.00% exercise
price $20.29, expiration date 8/1/13		868,000	892,955
#SVB Financial Group 144A 3.875%
exercise price $53.04,
expiration date 4/15/11		455,000	462,963
Transocean
1.50% exercise price $168.61,
expiration date 12/15/37		2,287,000	2,041,147
1.625% exercise price $168.61,
expiration date 12/15/37		920,000	895,850
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		776,000	705,190
Total Convertible Bonds
(cost $32,112,017)			32,302,607

Diversified Income Series-5

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS–48.75%
Banking–5.45%
#Achmea Hypotheekbank 144A
3.20% 11/3/14	USD	3,520,000	$3,640,380
AgriBank 9.125% 7/15/19		2,600,000	3,084,305
Bank of New York Mellon
4.95% 3/15/15		1,770,000	1,914,738
BB&T 5.25% 11/1/19		2,942,000	3,044,335
BB&T Capital Trust II 6.75% 6/7/36		2,470,000	2,503,864
•BB&T Capital Trust IV 6.82% 6/12/57		1,600,000	1,462,000
@#CoBank ACB 144A 7.875% 4/16/18		2,634,000	3,043,260
Export-Import Bank of Korea
5.875% 1/14/15		495,000	537,411
#Export-Import Bank of Korea 144A
5.25% 2/10/14		2,745,000	2,887,347
#Industrial Bank of Korea 144A
7.125% 4/23/14		714,000	804,015
JPMorgan Chase Bank
5.875% 6/13/16		1,520,000	1,664,941
JPMorgan Chase Capital XXV
6.80% 10/1/37		5,758,000	5,708,526
KeyBank 6.95% 2/1/28		4,255,000	4,407,031
Korea Development Bank
* 4.375% 8/10/15		1,045,000	1,066,736
8.00% 1/23/14		3,860,000	4,397,285
#National Agricultural Cooperative
Federation 144A 5.00% 9/30/14		1,304,000	1,359,660
•National City Bank 0.908% 6/7/17		435,000	389,937
PNC Bank 6.875% 4/1/18		3,920,000	4,435,535
PNC Funding
5.125% 2/8/20		2,710,000	2,823,237
5.25% 11/15/15		235,000	250,467
5.625% 2/1/17		1,250,000	1,331,670
•#PNC Preferred Funding Trust II 144A
6.113% 3/29/49		2,500,000	1,834,403
•#Rabobank Nederland 144A
11.00% 12/29/49		4,145,000	5,133,475
Regions Financial
5.75% 6/15/15		1,405,000	1,397,597
7.75% 11/10/14		3,865,000	4,081,081
Rentenbank 6.00% 7/15/14	AUD	1,842,000	1,576,578
Silicon Valley Bank
5.70% 6/1/12	USD	2,285,000	2,383,401
6.05% 6/1/17		935,000	948,006
U.S. Bank North America
4.95% 10/30/14		1,755,000	1,914,440
•USB Capital IX 6.189% 4/15/49		5,370,000	3,927,081
Wachovia
5.25% 8/1/14		1,415,000	1,499,838
5.625% 10/15/16		4,580,000	4,949,588
•Wells Fargo Capital XIII
7.70% 12/29/49		5,405,000	5,486,074
Zions Bancorp 5.65% 5/15/14		655,000	618,525
			86,506,767
Basic Industry–3.62%
*#Algoma Acquisition 144A
9.875% 6/15/15		1,380,000	1,179,900
ArcelorMittal 9.85% 6/1/19		2,030,000	2,540,742
Century Aluminum 8.00% 5/15/14		1,230,950	1,166,325
CF Industries 7.125% 5/1/20		1,165,000	1,197,038
Compass Minerals International
8.00% 6/1/19		904,000	928,295
*Cytec Industries 8.95% 7/1/17		3,795,000	4,642,997
*Dow Chemical 8.55% 5/15/19		4,255,000	5,217,050
#Essar Steel Algoma 144A
9.375% 3/15/15		185,000	176,675
#FMG Finance 144A 10.625% 9/1/16		3,180,000	3,513,900
Freeport-McMoRan Copper & Gold
8.375% 4/1/17		965,000	1,062,879
#Georgia-Pacific 144A 8.25% 5/1/16		455,000	487,419
#Gerdau Holdings 144A 7.00% 1/20/20		760,000	779,000
Hexion US Finance
8.875% 2/1/18		1,165,000	1,057,238
* 9.75% 11/15/14		1,045,000	992,750
*International Paper 9.375% 5/15/19		6,035,000	7,807,231
#MacDermid 144A 9.50% 4/15/17		1,286,000	1,292,430
#Newpage 144A 11.375% 12/31/14		1,170,000	1,067,625
•Noranda Aluminum Acquisition PIK
5.373% 5/15/15		1,144,935	887,325
Novelis 11.50% 2/15/15		1,048,000	1,100,400
#PE Paper Escrow 144A 12.00% 8/1/14		270,000	297,143
@=Port Townsend 12.431% 8/27/12		200,788	145,571
Reliance Steel & Aluminum
6.85% 11/15/36		1,881,000	1,828,340
Rio Tinto Finance 9.00% 5/1/19		1,425,000	1,873,016
Ryerson
• 7.719% 11/1/14		447,000	417,945
12.00% 11/1/15		1,135,000	1,166,213
Smurfit Kappa Funding 7.75% 4/1/15		910,000	903,175
Steel Dynamics 7.75% 4/15/16		1,465,000	1,479,650
Teck Resources
9.75% 5/15/14		4,315,000	5,103,725
10.25% 5/15/16		426,000	503,248
10.75% 5/15/19		1,176,000	1,443,123
Vale Overseas
6.875% 11/21/36		2,271,000	2,373,220
6.875% 11/10/39		1,275,000	1,338,365
#Vale Overseas 144A 6.625% 9/25/19		1,508,000	1,538,160
			57,508,113
Brokerage–1.69%
Bear Stearns
• 5.267% 12/7/12	AUD	1,440,000	1,186,032
6.40% 10/2/17	USD	525,000	583,995
#Cemex Finance 144A 9.50% 12/14/16		1,100,000	1,067,000
*•E Trade Financial PIK
12.50% 11/30/17		1,657,000	1,768,848
Goldman Sachs Group
5.375% 3/15/20		5,393,000	5,338,860

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Brokerage (continued)
Jefferies Group
6.25% 1/15/36	USD	1,390,000	$1,247,847
6.45% 6/8/27		3,988,000	3,766,522
JPMorgan Chase
• 5.10% 6/21/12	AUD	3,300,000	2,728,664
6.00% 10/1/17	USD	1,185,000	1,292,327
7.00% 6/28/17	RUB	134,000,000	4,055,269
Lazard Group
6.85% 6/15/17	USD	3,216,000	3,261,288
7.125% 5/15/15		440,000	463,882
			26,760,534
Capital Goods–2.92%
Allied Waste North America
6.875% 6/1/17		3,875,000	4,229,593
7.125% 5/15/16		3,325,000	3,570,342
AMH Holdings 11.25% 3/1/14		755,000	773,875
Anixter 10.00% 3/15/14		426,000	463,808
#BAE Systems Holdings 144A
4.95% 6/1/14		385,000	418,045
5.20% 8/15/15		1,240,000	1,331,322
#BWAY 144A 10.00% 6/15/18		625,000	654,688
Case New Holland 7.75% 9/1/13		1,000,000	1,027,500
Casella Waste Systems 9.75% 2/1/13		1,071,000	1,076,355
#Casella Waste Systems 144A
11.00% 7/15/14		115,000	124,775
*#Cemex Espana Luxembourg 144A
9.25% 5/12/20		1,059,000	926,625
*Graham Packaging 9.875% 10/15/14		1,043,000	1,071,683
#Graham Packaging 144A
8.25% 1/1/17		365,000	361,350
Intertape Polymer US 8.50% 8/1/14		690,000	562,350
*Jabil Circuit 7.75% 7/15/16		330,000	346,500
L-3 Communications
* 4.75% 7/15/20		4,345,000	4,387,080
6.125% 7/15/13		586,000	593,325
#Meccanica Holdings USA 144A
6.25% 7/15/19		2,955,000	3,159,069
*NXP BV Funding 9.50% 10/15/15		1,395,000	1,171,800
#Plastipak Holdings 144A
10.625% 8/15/19		873,000	973,395
#Ply Gem Industries 144A
13.125% 7/15/14		1,750,000	1,780,625
Pregis 12.375% 10/15/13		1,838,000	1,826,513
*RBS Global/Rexnord 11.75% 8/1/16		928,000	972,080
Sanmina-SCI 8.125% 3/1/16		1,864,000	1,845,360
Solo Cup 8.50% 2/15/14		777,000	701,243
*Terex 8.00% 11/15/17		1,070,000	995,100
Thermadyne Holdings 10.50% 2/1/14		753,000	766,178
Thermo Fisher Scientific
3.20% 5/1/15		6,400,000	6,610,911
4.70% 5/1/20		310,000	334,572
#Trimas 144A 9.75% 12/15/17		795,000	808,913
*United Technologies 4.50% 4/15/20		2,055,000	2,227,729
#USG 144A 9.75% 8/1/14		230,000	240,350
			46,333,054
Communications–8.14%
Affinion Group 11.50% 10/15/15		810,000	854,550
America Movil SAB de CV
5.00% 3/30/20		1,774,000	1,836,370
*American Tower 7.00% 10/15/17		3,430,000	3,841,600
AT&T 6.50% 9/1/37		5,420,000	6,031,749
#Charter Communications Operating
144A 10.875% 9/15/14		1,598,000	1,781,770
Cincinnati Bell 7.00% 2/15/15		430,000	405,275
*Citizens Communications
6.25% 1/15/13		336,000	338,520
Clear Channel Communications
10.75% 8/1/16		1,165,000	824,238
#Clearwire Communications 144A
* 12.00% 12/1/15		2,780,000	2,769,575
12.00% 12/1/15		509,000	509,636
*#Columbus International 144A
11.50% 11/20/14		1,925,000	2,059,891
*Comcast 5.90% 3/15/16		6,635,000	7,486,435
#COX Communications 144A
6.25% 6/1/18		1,410,000	1,574,719
6.45% 12/1/36		790,000	874,369
6.95% 6/1/38		880,000	1,012,959
*Cricket Communications
9.375% 11/1/14		1,680,000	1,713,600
Crown Castle International
9.00% 1/15/15		270,000	286,875
#Digicel 144A
* 8.25% 9/1/17		185,000	184,075
8.875% 1/15/15		1,445,000	1,419,713
12.00% 4/1/14		1,385,000	1,554,663
DirecTV Holdings 7.625% 5/15/16		10,265,000	11,163,865
*DISH DBS 7.875% 9/1/19		1,955,000	2,042,975
#GCI 144A 8.625% 11/15/19		540,000	541,350
#Global Crossing 144A 12.00% 9/15/15		1,440,000	1,533,600
@Grupo Televisa 8.49% 5/11/37	MXN	32,000,000	2,346,997
#GXS Worldwide 144A 9.75% 6/15/15	USD	2,110,000	2,025,600
*Hughes Network Systems/Finance
9.50% 4/15/14		1,106,000	1,125,355
*Intelsat Jackson Holdings
11.25% 6/15/16		693,000	741,510
Lamar Media
* 6.625% 8/15/15		829,000	797,913
6.625% 8/15/15		387,000	368,618
Level 3 Financing 9.25% 11/1/14		337,000	307,513
*#Level 3 Financing 144A
10.00% 2/1/18		900,000	801,000
LIN Television 6.50% 5/15/13		245,000	236,425
*MetroPCS Wireless 9.25% 11/1/14		526,000	544,410
*#MTS International Funding 144A
8.625% 6/22/20		1,582,000	1,644,489
#NBC Universal 144A 5.15% 4/30/20		8,450,000	8,830,232
Nielsen Finance
10.00% 8/1/14		623,000	640,133
11.50% 5/1/16		491,000	538,873
* 11.625% 2/1/14		562,000	616,795

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
NII Capital 10.00% 8/15/16	USD	1,400,000	$1,480,500
*PAETEC Holding
8.875% 6/30/17		698,000	701,490
9.50% 7/15/15		1,180,000	1,153,450
Qwest 8.375% 5/1/16		3,175,000	3,484,563
#Qwest 144A 8.375% 5/1/16		1,030,000	1,130,425
#Rainbow National Services 144A
10.375% 9/1/14		433,000	453,026
Rogers Cantel 7.50% 3/15/15		1,675,000	2,000,861
Rogers Communications
6.68% 11/4/39	CAD	2,184,000	2,189,991
Shaw Communication 6.75% 11/9/39	CAD	3,509,000	3,369,629
#Sinclair Television Group 144A
9.25% 11/1/17	USD	775,000	786,625
#Sirius XM Radio 144A 9.75% 9/1/15		180,000	192,150
Sprint Capital 8.75% 3/15/32		1,770,000	1,699,200
Telecom Italia Capital
5.25% 10/1/15		5,895,000	5,956,278
6.175% 6/18/14		895,000	936,482
Telefonica Emisiones
3.729% 4/27/15		1,445,000	1,442,357
5.134% 4/27/20		1,345,000	1,350,660
Telesat Canada
11.00% 11/1/15		1,844,000	2,000,740
12.50% 11/1/17		381,000	428,625
Terremark Worldwide 12.00% 6/15/17		832,000	940,160
Time Warner Cable 8.25% 4/1/19		4,540,000	5,592,372
#Univision Communications 144A
12.00% 7/1/14		795,000	856,613
#UPC Holding 144A 9.875% 4/15/18		590,000	595,900
Verizon Communications
6.40% 2/15/38		1,590,000	1,758,236
Videotron Ltee 6.375% 12/15/15		32,000	31,840
#Videotron Ltee 144A 7.125% 1/15/20	CAD	2,610,000	2,476,374
*Virgin Media Finance
8.375% 10/15/19	USD	850,000	864,875
Visant Holding 8.75% 12/1/13		928,000	941,920
#Vivendi 144A
5.75% 4/4/13		3,875,000	4,159,568
6.625% 4/4/18		2,910,000	3,248,261
#Wind Acquisition Finance 144A
11.75% 7/15/17		1,190,000	1,225,700
12.00% 12/1/15		570,000	592,800
Windstream
7.875% 11/1/17		235,000	230,594
* 8.125% 8/1/13		455,000	472,631
#XM Satellite Radio 144A
13.00% 8/1/13		230,000	252,425
			129,205,556
Consumer Cyclical–3.10%
*#Allison Transmission 144A
11.00% 11/1/15		1,580,000	1,662,950
America Axle & Manufacturing
7.875% 3/1/17		685,000	597,663
*ArvinMeritor 8.125% 9/15/15		1,990,000	1,920,349
Burlington Coat Factory Investment
Holdings 14.50% 10/15/14		2,415,000	2,547,824
Corrections Corporation of America
7.75% 6/1/17		1,220,000	1,271,850
t#CVS Pass Through Trust 144A
8.353% 7/10/31		6,440,091	7,828,979
#Equinox Holdings 144A 9.50% 2/1/16		205,000	203,719
*Ford Motor 7.45% 7/16/31		3,225,000	2,926,687
Ford Motor Credit 12.00% 5/15/15		1,360,000	1,575,816
Global Cash Access/Finance
8.75% 3/15/12		630,000	633,938
*#Harrah’s Operating 144A
10.00% 12/15/18		1,202,000	991,650
Interface
9.50% 2/1/14		182,000	187,688
11.375% 11/1/13		650,000	731,250
International Game Technology
5.50% 6/15/20		1,680,000	1,736,435
#Invista 144A 9.25% 5/1/12		49,000	49,858
K Hovnanian Enterprises
6.25% 1/15/15		585,000	429,975
7.50% 5/15/16		910,000	641,550
10.625% 10/15/16		990,000	994,950
Landry’s Restaurants
11.625% 12/1/15		485,000	504,400
M/I Homes 6.875% 4/1/12		359,000	357,205
*Macy’s Retail Holdings 6.65% 7/15/24		2,746,000	2,649,889
MGM MIRAGE 7.50% 6/1/16		318,000	252,015
*#MGM MIRAGE 144A 11.375% 3/1/18		1,075,000	1,015,875
MGM Resorts International
11.125% 11/15/17		607,000	672,253
Mobile Mini 6.875% 5/1/15		629,000	586,543
Mohawk Industries 6.875% 1/15/16		621,000	634,973
*Mohegan Tribal Gaming Authority
6.875% 2/15/15		800,000	572,000
NCL 11.75% 11/15/16		275,000	288,750
New Albertsons 7.25% 5/1/13		294,000	300,615
#Norcraft 144A 10.50% 12/15/15		710,000	734,850
Norcraft Holdings 9.75% 9/1/12		622,000	591,678
*OSI Restaurant Partners
10.00% 6/15/15		726,000	713,295
#Pinnacle Entertainment 144A
8.75% 5/15/20		820,000	763,625
@#Pokagon Gaming Authority 144A
10.375% 6/15/14		796,000	827,840
Quiksilver 6.875% 4/15/15		2,140,000	1,955,424
*Rite Aid 9.375% 12/15/15		501,000	412,073
Royal Caribbean Cruises
6.875% 12/1/13		15,000	14,663
7.00% 6/15/13		1,130,000	1,130,000
*Ryland Group 8.40% 5/15/17		1,088,000	1,158,720
#Sealy Mattress 144A 10.875% 4/15/16		315,000	349,650
Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
#Shingle Springs Tribal Gaming
Authority 144A 9.375% 6/15/15	USD	1,771,000	$1,412,373
Standard Pacific 10.75% 9/15/16		1,080,000	1,161,000
Wal-Mart Stores 3.625% 7/8/20		3,220,000	3,217,037
			49,209,877
Consumer Non-Cyclical–7.86%
Abbott Laboratories 4.125% 5/27/20		5,625,000	5,904,630
Accellent 10.50% 12/1/13		1,035,000	1,024,650
#Alliance One International 144A
10.00% 7/15/16		935,000	956,038
* 10.00% 7/15/16		370,000	378,325
#Anheuser-Busch InBev Worldwide 144A
* 3.625% 4/15/15		7,060,000	7,234,028
5.00% 4/15/20		1,235,000	1,293,735
ARAMARK 8.50% 2/1/15		645,000	654,675
*Bausch & Lomb 9.875% 11/1/15		910,000	939,575
Baxter International 4.50% 8/15/19		5,320,000	5,699,518
Biomet 11.625% 10/15/17		761,000	827,588
Biomet PIK 10.375% 10/15/17		698,000	753,840
Bio-Rad Laboratories 8.00% 9/15/16		515,000	539,463
#Brambles USA 144A
3.95% 4/1/15		4,550,000	4,625,525
5.35% 4/1/20		1,500,000	1,560,491
CareFusion 6.375% 8/1/19		625,000	715,211
#CareFusion 144A 6.375% 8/1/19		5,730,000	6,557,056
Covidien International Finance
4.20% 6/15/20		2,245,000	2,302,254
*DJO Finance 11.75% 11/15/14		285,000	292,125
#Dole Food 144A 8.00% 10/1/16		705,000	710,288
General Mills 5.65% 2/15/19		3,035,000	3,454,580
#Genzyme 144A 5.00% 6/15/20		3,110,000	3,209,545
HCA
9.25% 11/15/16		876,000	930,750
9.875% 2/15/17		120,000	129,600
HCA PIK 9.625% 11/15/16		384,000	411,840
Hospira 6.40% 5/15/15		5,131,000	5,835,656
Ingles Markets 8.875% 5/15/17		851,000	870,148
Inverness Medical Innovations
9.00% 5/15/16		1,167,000	1,172,835
Iron Mountain 6.625% 1/1/16		322,000	317,975
Jarden 7.50% 1/15/20		365,000	358,613
JBS USA Finance 11.625% 5/1/14		1,502,000	1,691,628
Kraft Foods 5.375% 2/10/20		3,060,000	3,285,127
Life Technologies
4.40% 3/1/15		365,000	377,943
6.00% 3/1/20		5,935,000	6,438,946
Medco Health Solutions
7.125% 3/15/18		5,505,000	6,586,671
*Novartis Capital 4.40% 4/24/20		2,375,000	2,565,675
Novartis Securities Investment
5.125% 2/10/19		1,115,000	1,250,380
#Novasep Holding 144A
9.75% 12/15/16		2,120,000	2,093,500
*Pfizer 6.20% 3/15/19		5,410,000	6,440,334
#Roche Holdings 144A 6.00% 3/1/19		8,430,000	9,837,008
*RSC Equipment Rental 9.50% 12/1/14		565,000	564,294
*#RSC Equipment Rental 144A
10.25% 11/15/19		975,000	989,625
*Select Medical 7.625% 2/1/15		1,059,000	1,000,755
#ServiceMaster PIK 144A
10.75% 7/15/15		1,070,000	1,112,800
Smithfield Foods 7.75% 7/1/17		1,260,000	1,209,600
#Smithfield Foods 144A
10.00% 7/15/14		495,000	550,688
*Supervalu 8.00% 5/1/16		662,000	658,690
Teva Pharmaceutical Finance II
3.00% 6/15/15		2,380,000	2,429,409
#Tops Markets 144A 10.125% 10/15/15		550,000	569,250
Tyson Foods 10.50% 3/1/14		840,000	982,800
Universal Hospital Services PIK
8.50% 6/1/15		543,000	537,570
•US Oncology Holdings PIK
6.643% 3/15/12		2,387,000	2,231,845
#Viskase 144A 9.875% 1/15/18		1,400,000	1,414,000
Yale University 2.90% 10/15/14		3,520,000	3,654,992
*Yankee Acquisition 9.75% 2/15/17		1,175,000	1,201,438
Zimmer Holdings 4.625% 11/30/19		5,160,000	5,429,032
			124,764,557
Electric–3.60%
*AES
7.75% 3/1/14		150,000	153,375
8.00% 6/1/20		616,000	622,160
*#AES 144A 8.75% 5/15/13		30,000	30,600
#American Transmission Systems 144A
5.25% 1/15/22		3,625,000	3,808,059
*Appalachian Power 3.40% 5/24/15		1,175,000	1,195,105
#Centrais Eletricas Brasileiras 144A
6.875% 7/30/19		4,035,000	4,393,106
CMS Energy
6.55% 7/17/17		1,475,000	1,498,604
* 8.75% 6/15/19		845,000	937,180
Duke Energy 4.30% 6/15/20		5,830,000	6,169,411
Duquense Light Holdings
5.50% 8/15/15		1,076,000	1,084,498
*Edison Mission Energy
7.00% 5/15/17		255,000	164,475
7.20% 5/15/19		723,000	448,260
Elwood Energy 8.159% 7/5/26		934,339	887,622
#Enel Finance International 144A
3.875% 10/7/14		425,000	428,884
Energy Future Holdings
5.55% 11/15/14		1,500,000	1,073,063
Florida Power 5.65% 6/15/18		2,685,000	3,056,634
Illinois Power 9.75% 11/15/18		5,820,000	7,652,648
Jersey Central Power & Light
5.625% 5/1/16		495,000	535,829
Midamerican Funding 6.75% 3/1/11		20,000	20,756

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
*Mirant Americas Generation
8.50% 10/1/21	USD	1,111,000	$1,038,785
Mirant North America
7.375% 12/31/13		206,000	211,665
*NRG Energy
7.375% 2/1/16		1,176,000	1,173,060
7.375% 1/15/17		135,000	133,988
*PacifiCorp 5.50% 1/15/19		3,395,000	3,830,870
Pennsylvania Electric 5.20% 4/1/20		4,510,000	4,710,037
PPL Electric Utilities
7.125% 11/30/13		1,130,000	1,320,915
Public Service Company of Oklahoma
5.15% 12/1/19		3,565,000	3,761,057
•Puget Sound Energy 6.974% 6/1/67		1,279,000	1,175,475
Xcel Energy 4.70% 5/15/20		5,400,000	5,630,040
			57,146,161
Energy–6.96%
*Anadarko Petroleum 5.95% 9/15/16		5,450,000	4,696,625
#Antero Resources Finance 144A
9.375% 12/1/17		525,000	527,625
Berry Petroleum 10.25% 6/1/14		980,000	1,058,400
Chesapeake Energy
7.00% 8/15/14		17,000	17,361
7.25% 12/15/18		141,000	146,288
9.50% 2/15/15		672,000	745,920
Complete Production Services
8.00% 12/15/16		1,381,000	1,356,833
Copano Energy 7.75% 6/1/18		810,000	769,500
*Dynergy Holdings
7.75% 6/1/19		1,753,000	1,220,526
8.375% 5/1/16		205,000	163,231
•Enbridge Energy 8.05% 10/1/37		2,245,000	2,213,507
Energy Transfer Partners
9.70% 3/15/19		3,960,000	4,792,032
Enterprise Products Operating
* 5.20% 9/1/20		5,140,000	5,289,218
* 6.125% 10/15/39		130,000	130,161
• 7.034% 1/15/68		1,925,000	1,773,504
9.75% 1/31/14		2,330,000	2,813,298
*EOG Resources 2.95% 6/1/15		4,995,000	5,047,322
*Forest Oil 7.25% 6/15/19		522,000	506,340
Headwaters 11.375% 11/1/14		335,000	340,025
#Helix Energy Solutions Group 144A
9.50% 1/15/16		2,319,000	2,145,075
*#Hercules Offshore 144A
10.50% 10/15/17		1,270,000	1,133,475
#Hilcorp Energy I 144A 7.75% 11/1/15		545,000	539,550
#Holly 144A 9.875% 6/15/17		965,000	996,363
*Key Energy Services 8.375% 12/1/14		1,833,000	1,830,709
Kinder Morgan Energy Partners
5.30% 9/15/20		2,100,000	2,176,165
9.00% 2/1/19		3,220,000	4,014,294
#Linn Energy 144A 8.625% 4/15/20		595,000	612,106
#Lukoil International Finance 144A
7.25% 11/5/19		791,000	818,685
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		2,310,000	2,405,803
* 6.70% 9/15/19		1,855,000	1,922,312
#Murray Energy 144A
10.25% 10/15/15		735,000	735,000
#New World Resources 144A
7.875% 5/1/18	EUR	593,000	703,453
Nexen 7.50% 7/30/39	USD	2,200,000	2,586,628
*#NFR Energy/Finance 144A
9.75% 2/15/17		830,000	805,100
Noble Energy 8.25% 3/1/19		4,140,000	5,018,508
OPTI Canada
7.875% 12/15/14		736,000	644,000
* 8.25% 12/15/14		820,000	717,500
Petrobras International Finance
5.75% 1/20/20		4,882,000	4,940,818
5.875% 3/1/18		300,000	310,255
*Petrohawk Energy
7.875% 6/1/15		1,210,000	1,219,075
10.50% 8/1/14		252,000	272,160
Petroleum Development
12.00% 2/15/18		752,000	780,200
Plains All American Pipeline
8.75% 5/1/19		1,485,000	1,775,399
Pride International 8.50% 6/15/19		3,090,000	3,221,325
Quicksilver Resources 7.125% 4/1/16		1,635,000	1,516,463
Range Resources 8.00% 5/15/19		677,000	710,004
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16		425,000	457,687
Regency Energy Partners
8.375% 12/15/13		405,000	419,175
#Rockies Express Pipeline 144A
5.625% 4/15/20		2,130,000	2,029,615
#SandRidge Energy 144A
9.875% 5/15/16		1,679,000	1,712,580
#Semco Energy 144A 5.15% 4/21/20		4,580,000	4,915,421
Shell International Finance
3.10% 6/28/15		1,720,000	1,748,623
Total Capital 4.45% 6/24/20		1,645,000	1,682,496
TransCanada Pipelines
3.40% 6/1/15		3,155,000	3,276,329
• 6.35% 5/15/67		4,080,000	3,641,180
*Transocean 6.80% 3/15/38		1,200,000	1,084,554
*Weatherford International
9.625% 3/1/19		4,285,000	5,167,859
*#Williams Partners 144A
5.25% 3/15/20		1,785,000	1,828,734
#Woodside Finance 144A
4.50% 11/10/14		2,355,000	2,404,248
8.125% 3/1/14		1,700,000	1,937,847
			110,464,489

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Finance Companies–2.22%
Capital One Capital V 10.25% 8/15/39	USD	2,490,000	$2,642,513
#CDP Financial 144A
4.40% 11/25/19		4,590,000	4,722,183
5.60% 11/25/39		3,200,000	3,463,181
City National Capital Trust I
9.625% 2/1/40		3,135,000	3,307,469
#Erac USA Finance 144A
5.25% 10/1/20		1,460,000	1,478,253
FTI Consulting 7.75% 10/1/16		340,000	345,100
General Electric Capital
• 2.48% 2/2/11	NOK	7,500,000	1,141,721
6.00% 8/7/19	USD	9,000,000	9,760,338
•General Electric Capital
Australia Funding
4.77% 7/12/13	AUD	2,700,000	2,158,381
5.04% 11/15/11	AUD	500,000	412,091
5.09% 8/17/12	AUD	2,000,000	1,628,838
@General Electric Capital UK Funding
4.625% 1/18/16	GBP	509,000	788,491
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	USD	660,000	426,525
*International Lease Finance
5.55% 9/5/12		1,487,000	1,405,215
Nuveen Investments 10.50% 11/15/15		1,783,000	1,560,125
			35,240,424
Industrials–0.08%
Sally Holdings 10.50% 11/15/16		1,168,000	1,255,600
			1,255,600
Insurance–0.63%
•Chubb 6.375% 3/29/67		1,865,000	1,809,050
•Genworth Financial 6.15% 11/15/66		915,000	631,350
*MetLife 6.817% 8/15/18		655,000	742,008
•#Metlife Capital Trust X 144A
9.25% 4/8/38		3,620,000	3,927,700
Prudential Financial 3.875% 1/14/15		2,900,000	2,923,638
#=‡tTwin Reefs Pass Through Trust 144A
0.449% 12/31/49		600,000	0
			10,033,746
Natural Gas–0.18%
*AmeriGas Partners 7.125% 5/20/16		296,000	296,000
El Paso
* 6.875% 6/15/14		192,000	196,450
7.00% 6/15/17		1,273,000	1,272,197
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11		354,000	366,667
Inergy Finance
8.25% 3/1/16		376,000	382,580
* 8.75% 3/1/15		308,000	314,930
			2,828,824
Real Estate–0.82%
Developers Diversified Realty
5.375% 10/15/12		2,175,000	2,149,246
* 7.50% 4/1/17		1,060,000	1,041,620
9.625% 3/15/16		865,000	939,533
#Digital Realty Trust 144A
5.875% 2/1/20		1,470,000	1,502,494
ProLogis
6.25% 3/15/17		2,465,000	2,350,715
7.375% 10/30/19		2,040,000	2,001,230
Regency Centers 5.875% 6/15/17		550,000	580,617
•#USB Realty 144A 6.091% 12/22/49		2,700,000	1,890,000
Ventas Realty 6.50% 6/1/16		490,000	499,557
			12,955,012
Technology–0.80%
Cisco Systems 4.45% 1/15/20		8,505,000	8,995,551
National Semiconductor
6.60% 6/15/17		1,630,000	1,828,697
*Sungard Data Systems
9.125% 8/15/13		930,000	949,763
#Unisys 144A 12.75% 10/15/14		828,000	929,430
			12,703,441
Transportation–0.68%
#Ashtead Capital 144A 9.00% 8/15/16		832,000	819,520
#Ashtead Holdings 144A
8.625% 8/1/15		75,000	74,625
Avis Budget Car Rental
7.625% 5/15/14		1,035,000	1,001,363
7.75% 5/15/16		845,000	793,244
*Burlington Northern Santa Fe
4.70% 10/1/19		5,655,000	6,000,480
*Kansas City Southern de Mexico
9.375% 5/1/12		255,000	262,650
#Kansas City Southern de Mexico 144A
12.50% 4/1/16		395,000	474,000
@‡Northwest Airlines 10.00% 2/1/11		145,000	551
#United Air Lines 144A
12.00% 11/1/13		1,230,000	1,285,350
			10,711,783
Total Corporate Bonds
(cost $743,007,836)			773,627,938

MUNICIPAL BONDS–0.12%
Oregon State Taxable Pension
5.892% 6/1/27		5,000	5,594
•Puerto Rico Sales Tax Financing
Revenue (1st Subordinate)
Class B 5.00% 8/1/39		1,875,000	1,965,038
Total Municipal Bonds
(cost $1,880,000)			1,970,632

NON-AGENCY ASSET-BACKED
SECURITIES–5.43%
•#AH Mortgage Advance Trust
Series 2009-ADV3 A1 144A
2.296% 10/6/21		2,150,000	2,148,062
Ally Auto Receivables Trust
Series 2010-2 A3 1.00% 7/15/14		1,240,000	1,242,575
•#Ally Master Owner Trust
Series 2010-1 A 144A 2.10% 1/15/15		2,290,000	2,321,268

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
•American Express Credit Account
Master Trust Series 2010-1 B
0.95% 11/16/15	USD	1,225,000	$1,216,093
#Bank of America Auto Trust 144A
Series 2009-2A A4 3.03% 10/15/16		1,375,000	1,425,372
Series 2009-3A A3 1.67% 12/15/13		1,000,000	1,008,518
Series 2009-3A A4 2.67% 12/15/16		4,220,000	4,341,705
•Bank of America Credit Card Trust
Series 2008-A5 A5 1.55% 12/16/13		2,460,000	2,482,695
Series 2010-A1 A1 0.65% 9/15/15		2,645,000	2,637,999
Capital Auto Receivables Asset Trust
Series 2008-1 A3A 3.86% 8/15/12		570,524	578,675
Capital One Multi-Asset Execution Trust
• Series 2005-A10 A 0.43% 9/15/15		1,500,000	1,488,423
Series 2007-A7 A7 5.75% 7/15/20		3,760,000	4,372,759
Series 2008-A3 A3 5.05% 2/15/16		1,000,000	1,094,090
Series 2009-A2 A2 3.20% 4/15/14		1,845,000	1,883,841
@Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32		479,689	465,836
Chase Issuance Trust
Series 2005-A10 A10
4.65% 12/17/12		1,270,000	1,284,845
• Series 2008-A6 A 1.55% 5/15/15		3,000,000	3,074,897
#CIT Equipment Collateral Series
2009-VT1 A3 144A 3.07% 8/15/16		2,060,000	2,082,020
Citibank Credit Card Issuance Trust
• Series 2004-C1 C1 1.00% 7/15/13		1,485,000	1,468,690
Series 2006-A4 A4 5.45% 5/10/13		1,210,000	1,257,077
Series 2007-A3 A3 6.15% 6/15/39		1,797,000	2,269,450
• Series 2007-A7 A7 0.698% 8/20/14		750,000	749,955
• Series 2009-A1 A1 2.10% 3/17/14		1,540,000	1,578,632
• Series 2009-A2 A2 1.90% 5/15/14		4,010,000	4,102,640
#Citibank Omni Master Trust Series
2009-A13 A13 144A 5.35% 8/15/18		1,590,000	1,714,379
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,910,000	1,829,211
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,436,288
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		106,590	107,260
Series 2008-A A4A 4.93% 8/15/14		755,000	782,774
Series 2008-B A3A 4.78% 7/16/12		257,491	260,537
Series 2009-C A3 1.85% 12/16/13		950,000	959,820
Series 2009-C A4 3.00% 8/17/15		2,705,000	2,808,139
Series 2010-A A4 2.49% 1/15/16		3,700,000	3,774,869
@Countrywide Asset-Backed
Certificates Series 2006-13 1AF3
5.944% 1/25/37		20,000	10,978
Daimler Chrysler Auto Trust Series
2008-B A3A 4.71% 9/10/12		985,458	1,002,733
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,800,000	2,070,518
Series 2008-A4 A4 5.65% 12/15/15		530,000	590,168
• Series 2010-A1 A1 1.00% 9/15/15		1,500,000	1,508,037
#Dunkin Securitization Series 2006-1 A2
144A 5.779% 6/20/31		2,415,000	2,353,574
#Ford Credit Auto Lease Trust Series
2010-A A2 144A 1.04% 3/15/13		3,850,000	3,853,795
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.90% 9/15/14		1,355,000	1,367,202
# Series 2010-1 A 144A
2.00% 12/15/14		2,580,000	2,607,035
General Electric Capital Credit Card
Master Note Trust Series 2009-3 A
2.54% 9/15/14		2,035,000	2,059,087
•#Golden Credit Card Trust Series
2008-3 A 144A 1.35% 7/15/11		1,200,000	1,209,188
Harley-Davidson Motorcycle Trust
# Series 2006-1 A2 144A
5.04% 10/15/12		174,524	177,148
Series 2009-4 A3 1.87% 2/17/14		735,000	742,279
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		53,037	53,469
Series 2008-A A3 4.93% 12/17/12		830,348	853,963
John Deere Owner Trust Series 2010-A A4
2.13% 10/17/16		2,634,000	2,673,808
•Merrill Auto Trust Securitization
Series 2007-1 A4 0.41% 12/15/13		542,813	540,275
Mid-State Trust Series 11 A1
4.864% 7/15/38		14,680	14,112
•Residential Asset Securities Series
2006-KS3 AI3 0.517% 4/25/36		64,623	61,493
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12		521,600	529,557
World Omni Automobile Lease
Securitization Trust Series
2009-A A3 1.65% 2/15/13		1,560,000	1,570,568
Total Non-Agency Asset-Backed
Securities (cost $84,080,397)			86,098,381

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.35%
American Home Mortgage Investment
Trust Series 2005-2 5A1
5.064% 9/25/35		67,222	58,643
•ARM Trust Series 2005-10 3A11
5.371% 1/25/36		823,029	691,289
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		105,636	107,709
Series 2004-10 1CB1 6.00% 11/25/34		59,375	58,658
Series 2004-11 1CB1 6.00% 12/25/34		3,766	3,592
Series 2005-1 2A1 5.50% 2/25/20		459,257	425,358
Series 2005-3 2A1 5.50% 4/25/20		59,248	54,421
Series 2005-5 2CB1 6.00% 6/25/35		225,987	171,253
Series 2005-6 7A1 5.50% 7/25/20		365,566	345,905
Series 2005-9 5A1 5.50% 10/25/20		660,452	654,427
Bank of America Funding Securities
Series 2006-5 2A10 5.75% 9/25/36		1,850,000	1,466,167

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.84% 5/25/33	USD	33	$23
Chase Mortgage Finance Series
2003-S8 A2 5.00% 9/25/18		314,161	321,853
•Chaseflex Trust Series 2006-1 A4
6.30% 6/25/36		1,490,000	1,062,364
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		235,000	207,519
Series 2006-4 3A1 5.50% 8/25/21		652,674	639,646
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
5.079% 8/25/34		643,748	654,766
Series 2007-AR8 1A3A
5.752% 8/25/37		1,554,985	1,193,112
tCountrywide Home Loan Mortgage
Pass Through Trust
• Series 2003-21 A1 2.931% 5/25/33		354	302
Series 2006-1 A2 6.00% 3/25/36		551,114	492,957
@ Series 2006-17 A5 6.00% 12/25/36		142,704	124,742
• Series 2006-HYB1 3A1
5.082% 3/20/36		815,931	479,594
Credit Suisse First Boston Mortgage
Securities Series 2004-1 3A1
7.00% 2/25/34		32,800	33,651
•First Horizon Asset Securities
Series 2004-AR5 4A1
5.665% 10/25/34		52,485	53,851
Series 2007-AR2 1A1
5.807% 8/25/37		975,873	742,858
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35		212,280	205,942
Series 2005-RP1 1A4 8.50% 1/25/35		163,504	158,221
Series 2006-RP1 1A2 7.50% 1/25/36		253,127	237,563
•GSR Mortgage Loan Trust
Series 2005-AR6 2A1
2.943% 9/25/35		98,212	92,151
Series 2006-AR1 3A1
5.291% 1/25/36		460,015	422,887
•JPMorgan Mortgage Trust
@ Series 2004-A6 1A2
4.863% 12/25/34		628,835	574,869
Series 2005-A2 5A1 4.312% 4/25/35		61,781	60,378
Series 2005-A8 2A1 4.93% 11/25/35		1,058,173	1,007,256
Series 2006-A2 3A3 5.679% 4/25/36		495,000	418,039
Lehman Mortgage Trust Series
2005-2 2A3 5.50% 12/25/35		254,530	232,417
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		1,086	996
Series 2005-6 7A1 5.341% 6/25/35		471,577	407,651
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		315,234	311,986
Series 2005-2 1A4 8.00% 5/25/35		190,243	185,237
•#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35		127,528	121,714
•Residential Accredit Loans Series
2004-QA6 NB1 5.961% 12/26/34		2,702	1,677
•Structured ARM Loan Trust Series
2006-5 5A4 5.487% 6/25/36		87,249	16,599
•Structured Asset Securities Series
2002-22H 1A 6.953% 11/25/32		985	964
tWashington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		153,939	102,248
tWashington Mutual Mortgage Pass
Through Certificates
Series 2004-CB3 1A
6.00% 10/25/34		183,281	191,445
• Series 2006-AR14 2A1
5.707% 11/25/36		2,443,259	2,001,671
Wells Fargo Mortgage-Backed
Securities Trust
• Series 2005-AR16 2A1
2.997% 10/25/35		7,698	7,132
Series 2006-2 3A1 5.75% 3/25/36		1,058,427	993,672
Series 2006-3 A11 5.50% 3/25/36		875,000	868,842
Series 2006-4 2A3 5.75% 4/25/36		357,780	136,128
Series 2006-7 2A1 6.00% 6/25/36		155,185	138,384
• Series 2006-AR5 2A1
5.475% 4/25/36		830,556	657,699
• Series 2006-AR18 2A2
5.538% 11/25/36		676,385	190,428
• Series 2006-AR19 A1
5.505% 12/25/36		943,558	873,050
Series 2007-13 A7 6.00% 9/25/37		816,761	725,466
Total Non-Agency Collateralized
Mortgage Obligations
(cost $23,094,819)			21,387,372

REGIONAL AGENCIES–0.45%Δ
Australia–0.45%
New South Wales Treasury
2.75% 11/20/25	AUD	2,310,000	1,964,100
6.00% 5/1/20	AUD	4,844,000	4,182,604
Queensland Treasury 6.00% 6/14/21	AUD	1,219,000	1,053,184
Total Regional Agencies
(cost $7,253,386)			7,199,888

REGIONAL AUTHORITIES–1.30%Δ
Canada–1.30%
Ontario Province
4.40% 3/8/16	CAD	8,567,000	8,576,255
* 4.40% 4/14/20	USD	2,315,000	2,464,755
Province of British Columbia Canada
2.85% 6/15/15		1,850,000	1,913,030
Province of Manitoba Canada
2.625% 7/15/15		855,000	870,559

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
REGIONAL AUTHORITIES (continued)
Canada (continued)
Quebec Province
4.50% 12/1/19	CAD	365,000	$357,319
* 4.875% 5/5/14	USD	1,835,000	2,025,488
5.00% 12/1/15	CAD	4,240,000	4,366,144
Total Regional Authorities
(cost $20,730,707)			20,573,550

«SENIOR SECURED LOANS–3.67%
Affinion Group Term Tranche Loan B
5.00% 10/7/16	USD	1,405,000	1,341,487
AIG
Term Tranche Loan 1
6.75% 2/23/15		406,731	403,027
Term Tranche Loan 2
7.00% 3/7/16		298,269	294,480
Allen System Group 8.50% 10/18/13		863,813	862,737
Alliance HealthCare Services
5.50% 6/1/16		390,955	384,031
Allied Security Holdings
6.75% 2/23/15		660,868	660,868
Anchor Glass 6.00% 2/3/16		1,665,214	1,652,725
Aspect Software 6.25% 4/19/16		515,000	504,700
ATI Holdings 7.00% 2/18/16		1,410,000	1,360,650
Avaya Term Tranche Loan B2
10.50% 10/27/14		853,695	867,568
BE Aerospace 6.149% 7/28/14		787,820	791,515
Butler Animal Health Supply Term
Tranche Loan B 5.50% 11/24/15		1,782,038	1,784,265
BWAY Holding Term Tranche Loan B
5.50% 3/28/17		619,571	620,219
Calpine 7.00% 4/21/17		680,000	674,475
Cengage Learning Acquisitions Term
Tranche Loan 7.50% 7/7/14		1,962,448	1,967,354
CF Industries 5.50% 11/3/14		825,000	827,174
Chester Downs & Marina
12.375% 12/31/16		2,818,231	2,818,230
Delta Air Lines 8.75% 9/16/13		1,020,913	1,028,146
Ford Motor Term Tranche Loan B
5.80% 12/15/13		4,069,800	3,858,190
Graham Packaging Term Tranche
Loan C 6.75% 4/5/14		1,073,403	1,079,779
ICL Industrial Containers Term
Tranche Loan C 3.75% 6/16/17		75,429	75,507
infoGROUP Term Tranche Loan B
6.25% 3/30/16		845,000	829,156
Johnsondiversey Term Tranche Loan
Loan B 5.50% 11/24/15		1,057,038	1,058,359
Knology 3.783% 6/2/14		644,469	633,458
Level 3 Financing Term Tranche
Loan B 9.62% 3/13/14		780,000	839,963
Live Nation Entertainment
4.50% 10/20/16		1,035,000	1,029,178
MacDermid Term Tranche Loan B
7.355% 4/12/14		1,190,019	1,107,955
MCC Georgia 5.50% 3/31/17		1,114,844	1,090,457
MGM MIRAGE 5.00% 2/21/14		1,415,000	1,174,450
Nuveen Investment 2nd Lien Term
Tranche Loan 12.50% 7/9/15		1,047,000	1,101,444
Phillips-Van Heusen 4.75% 3/15/16		1,355,000	1,357,073
Pinnacle Foods Finance Term Tranche
Loan C 7.50% 4/2/14		1,083,565	1,083,565
PQ 6.73% 7/30/15		2,991,000	2,721,810
Prime Healthcare Services Term
Tranche Loan B 7.25% 2/19/15		1,825,000	1,752,000
Radnet Management Term Tranche
Loan B 5.75% 3/12/16		885,000	878,920
RehabCare Group Term Tranche
Loan B 6.00% 11/3/15		1,742,550	1,736,233
Rental Service 2nd Lien Term Tranche
Loan 6.291% 10/7/13		1,866,202	1,709,124
Reynolds & Reynolds 5.25% 4/3/17		957,881	947,110
Rockwood Specialties Group Term
Tranche Loan H 6.00% 5/15/14		1,080,906	1,083,836
Roundy’s Supermarkets
10.50% 4/5/16		1,128,000	1,135,050
Sinclair Television Group Term
Tranche Loan B 6.50% 10/16/15		1,173,788	1,178,190
Smurfit-Stone Container Enterprises
6.75% 1/2/16		1,135,000	1,133,814
SunGard Data Systems
7.75% 2/28/14		1,490,405	1,493,661
Telcordia Technologies 6.75% 4/9/16		1,250,000	1,228,644
Texas Competitive Electric Holdings
Term Tranche Loan B
6.579% 10/10/14		3,354,566	2,492,023
Univision Communications
5.049% 9/29/14		1,594,749	1,333,832
US Telepacific 9.50% 7/27/15		1,821,000	1,816,903
Wendy’s/Arby’s Restaurants
5.00% 5/3/17		490,000	490,122
Total Senior Secured Loans
(cost $57,721,533)			58,293,457

SOVEREIGN AGENCIES–0.38%Δ
Canada–0.06%
*Export Development Canada
2.25% 5/28/15		875,000	885,961
			885,961
Norway–0.24%
#Kommunalbanken 144A
2.75% 5/5/15		3,810,000	3,882,642
			3,882,642
Republic of Korea–0.08%
#Korea Expressway 144A
4.50% 3/23/15		1,220,000	1,251,443
			1,251,443
Total Sovereign Agencies
(cost $5,874,143)			6,020,046

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN DEBT–7.95%Δ
Australia–2.29%
Australia Government Bond
3.00% 9/20/25	AUD	2,310,000	$2,085,310
4.50% 4/15/20	AUD	16,989,000	13,632,769
6.00% 2/15/17	AUD	7,570,000	6,760,962
6.25% 4/15/15	AUD	15,494,000	13,907,207
			36,386,248
Canada–0.73%
Canadian Government Bond
2.50% 6/1/15	CAD	12,270,000	11,621,517
			11,621,517
Indonesia–1.69%
Indonesia Treasury Bonds
9.50% 6/15/15	IDR	37,550,000,000	4,469,233
10.50% 8/15/30	IDR	37,550,000,000	4,507,078
10.75% 5/15/16	IDR	36,531,000,000	4,590,761
11.00% 11/15/20	IDR	59,446,000,000	7,862,633
12.80% 6/15/21	IDR	36,200,000,000	5,291,205
			26,720,910
Norway–2.92%
Eksportfinans
3.00% 11/17/14	USD	3,120,000	3,216,299
5.50% 5/25/16	USD	7,375,000	8,392,662
Norway Government Bond
4.25% 5/19/17	NOK	41,440,000	6,931,362
4.50% 5/22/19	NOK	83,924,000	14,279,802
5.00% 5/15/15	NOK	78,716,000	13,480,456
			46,300,581
Republic of Korea–0.07%
Government of South Korea
4.25% 12/7/21	EUR	969,000	1,144,842
			1,144,842
Sweden–0.25%
Svensk Exportkredit 3.25% 9/16/14	USD	3,810,000	3,956,487
			3,956,487
Total Sovereign Debt
(cost $125,266,040)			126,130,585

SUPRANATIONAL BANKS–2.76%
Asian Development Bank
2.75% 5/21/14	USD	5,240,000	5,438,833
6.00% 1/20/15	AUD	2,468,000	2,112,104
European Bank for Reconstruction &
Development
6.75% 5/12/17	RUB	47,000,000	1,505,901
9.25% 9/10/12	BRL	4,660,000	2,567,608
European Investment Bank
6.125% 1/23/17	AUD	1,560,000	1,332,087
9.00% 12/21/18	ZAR	29,400,000	3,835,131
Inter-American Development Bank
2.25% 7/15/15	USD	2,385,000	2,399,095
International Bank for Reconstruction
& Development
2.375% 5/26/15		3,115,000	3,170,780
3.375% 4/30/15	NOK	24,500,000	3,807,828
5.375% 12/15/14	NZD	8,946,000	6,289,411
5.75% 2/17/15	AUD	2,815,000	2,413,352
5.75% 10/21/19	AUD	2,316,000	1,957,795
6.00% 2/15/17	AUD	1,770,000	1,516,628
International Finance
5.75% 3/16/15	AUD	4,262,000	3,647,678
Nordic Investment Bank
2.50% 7/15/15	USD	1,840,000	1,866,119
Total Supranational Banks
(cost $44,242,735)			43,860,350

U.S. TREASURY
OBLIGATIONS–2.83%
∞U.S. Treasury Bond 4.625% 2/15/40		1,485,000	1,669,465
*U.S. Treasury Inflation Index Notes
1.625% 1/15/15		13,072,923	13,816,446
U.S. Treasury Notes
1.125% 6/15/13		565,000	567,337
1.875% 6/30/15		3,680,000	3,694,665
* 3.50% 5/15/20		24,020,000	25,142,142
Total U.S. Treasury Obligations
(cost $44,118,262)			44,890,055

	Number of
	Shares
COMMON STOCK–0.10%
Alliance Imaging		105,073	424,495
=†Calpine Escrow		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		25	294
†DirecTV Group		15,850	537,632
†Flextronics International		29,800	166,880
†Geoeye		7,600	236,664
†Mirant		116	1,225
†Mobile Mini		18,836	306,650
P=†Port Townsend		685	7
Total Common Stock
(cost $2,165,269)			1,673,847

CONVERTIBLE PREFERRED
STOCK–0.00%
Merck 6.00% exercise price $57.43,
expiration date 8/13/10		274	68,500
Total Convertible Preferred Stock
(cost $70,931)			68,500

PREFERRED STOCK–0.16%
•PNC Financial Services Group 8.25%		2,420,000	2,508,388
=†Port Townsend		137	0
Total Preferred Stock
(cost $2,418,341)			2,508,388

Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)
WARRANT–0.00%
=†Port Townsend		137	$1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠SHORT-TERM INVESTMENTS–11.87%
Discount Notes–9.18%
Federal Home Loan Bank
0.001% 7/1/10	USD	56,112,941	56,112,941
0.001% 7/6/10		43,434,266	43,434,136
0.01% 7/7/10		4,973,518	4,973,503
0.01% 7/15/10		18,984,878	18,984,726
0.05% 7/16/10		22,153,453	22,153,276
			145,658,582
U.S. Treasury Obligations–2.69%
U.S. Treasury Bills
0.005% 7/1/10		24,654,904	24,654,904
0.045% 7/15/10		18,041,029	18,040,398
			42,695,302
Total Short-Term Investments
(cost $188,353,973)			188,353,884

Total Value of Securities Before
Securities Lending
Collateral–107.52%
(cost $1,661,618,605)			1,706,283,316

		Number of
		Shares
SECURITIES LENDING
COLLATERAL**–5.62%
Investment Companies
Mellon GSL DBT II
Collateral Fund		85,654,324	85,654,324
BNY Mellon SL DB II
Liquidating Fund		3,507,362	3,428,096
†@Mellon GSL Reinvestment Trust II		1,852,892	78,748
Total Securities Lending Collateral
(cost $91,014,578)			89,161,168

TOTAL VALUE OF SECURITIES–113.14% (COST $1,752,633,183)	$1,795,444,484 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.73%)	(91,014,578)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.41%)z	(117,518,844)
NET ASSETS APPLICABLE TO 146,121,005 SHARES OUTSTANDING–100.00%	$1,586,911,062
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
STANDARD CLASS ($649,330,032 / 59,643,108 Shares)	$10.89
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
SERVICE CLASS ($937,581,030 / 86,477,897 Shares)	$10.84
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$1,455,481,191
Undistributed net investment income	39,078,028
Accumulated net realized gain on investments	44,847,480
Net unrealized appreciation of investments and foreign currencies	47,504,363
Total net assets	$1,586,911,062

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

____________________

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
USD – United States Dollar
ZAR – South African Rand

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
t
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*	Fully or partially on loan.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $245,650,305, which represented 15.48% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $8,407,883, which represented 0.53% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
=
Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $145,579, which represented 0.01% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

∞	Fully or partially pledged as collateral for financial futures contracts.
†	Non income producing security.
P	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2010, the aggregate amount of the restricted securities was $7 or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $89,476,000 of securities loaned.
z	Of this amount, $196,265,016 represents payable for securities purchased as of June 30, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
EM – Emerging Markets
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HY – High Yield
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

1 The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(1,017,081)	USD	877,955	8/3/10	$25,769
AUD	(12,982,150)	USD	11,232,026	8/3/10	354,622
AUD	(20,808,012)	USD	18,013,716	8/3/10	579,226
AUD	(21,549,479)	USD	18,590,089	8/3/10	534,343
BRL	7,467,603	USD	(4,136,031)	8/2/10	(44,619)
BRL	16,217,237	USD	(8,974,674)	8/3/10	(92,834)
CAD	7,061,868	USD	(6,761,845)	8/3/10	(129,189)
CAD	(2,528,435)	USD	2,415,510	8/3/10	40,750
CAD	(6,579,442)	USD	6,306,678	8/3/10	127,127
CAD	(7,559,262)	USD	7,245,843	8/3/10	146,025
EUR	(344,795)	USD	424,946	8/3/10	3,207
EUR	(5,287,679)	USD	6,546,156	8/3/10	78,482
EUR	(6,165,336)	USD	7,591,008	8/3/10	49,820
EUR	(22,547,431)	USD	27,764,528	8/3/10	185,429
GBP	4,603	USD	(6,936)	7/1/10	(61)
GBP	1,626	USD	(2,435)	7/2/10	(5)
GBP	(7,040,620)	USD	10,553,537	8/3/10	36,516
GBP	(8,022,663)	USD	12,013,416	8/3/10	29,455
IDR	(25,350,427,000)	USD	2,775,088	8/3/10	(6,913)
INR	508,273,224	USD	(10,922,000)	10/20/10	(108,929)
JPY	3,763,290	USD	(42,576)	7/2/10	1
MXN	(645,142)	USD	50,490	8/3/10	778
MYR	39,626,679	USD	(12,232,344)	8/3/10	1,182
MYR	(15,846,481)	USD	4,880,946	8/3/10	(11,170)
NOK	(4,899,945)	USD	752,564	8/3/10	940
NOK	(22,565,372)	USD	3,465,997	8/3/10	4,597
NOK	(59,511,686)	USD	9,178,256	8/3/10	49,502
NOK	(98,476,844)	USD	15,235,073	8/3/10	129,284
NZD	(9,065,114)	USD	6,381,840	8/3/10	182,013
PLN	8,195,279	USD	(2,435,085)	7/1/10	(19,340)
RUB	(181,142,010)	USD	5,820,946	8/3/10	47,552
ZAR	(32,915,859)	USD	4,284,246	8/3/10	22,302
					$2,215,862

Futures Contracts

		Notional	Notional	Expiration	Unrealized
Contract to Buy		Cost	Value	Date	Appreciation
27	Canada 10 yr Bond	$3,114,078	$3,140,827	9/21/10	$26,749
410	U.S. Treasury 5 yr Notes	47,993,964	48,524,140	9/30/10	530,176
190	U.S. Treasury 10 yr Notes	22,886,760	23,283,906	9/30/10	397,146
162	U.S. Ultra Bond	21,533,461	22,001,625	9/21/10	468,164
		$95,528,263			$1,422,235

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

Swap Contracts
CDS Contracts

		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America Securities
CDX.NA.HY.14	$4,140,000	5.00%	6/20/15	$(31,783)
CDX.NA.HY.14	4,185,000	5.00%	6/20/15	(68,337)
CDX.NA.HY.14	4,185,000	5.00%	6/20/15	4,366
Barclays
CDX.EM.13	5,017,000	5.00%	6/20/15	29,526
CDX.NA.HY.14	3,350,000	5.00%	6/20/15	87,655
CDX.NA.HY.14	4,158,000	5.00%	6/20/15	101,401
CDX.NA.HY.14	5,885,000	5.00%	6/20/15	59,696
ITRAXX Europe Subordinate Financials
5 yr CDS	17,415,000	1.00%	6/20/15	288,174
Kingdom of Spain
5 yr CDS	2,030,000	1.00%	3/20/15	98,347
5 yr CDS	8,910,000	1.00%	3/20/15	476,735
Citigroup
CDX.NA.HY.14	3,310,000	5.00%	6/20/15	(25,411)
CDX.NA.HY.14	3,335,000	5.00%	6/20/15	14,342
CDX.NA.HY.14	4,158,000	5.00%	6/20/15	106,460
CDX.NA.HY.14	4,200,000	5.00%	6/20/15	47,813
Goldman
CDX.NA.HY.14	4,050,000	5.00%	6/20/15	148,075
CDX.NA.HY.14	4,150,000	5.00%	6/20/15	95,946
CDX.NA.HY.14	5,885,000	5.00%	6/20/15	59,696
JPMorgan Securities
CDX.EM.13	6,568,000	5.00%	6/20/15	95,584
CDX.NA.HY.14	3,400,000	5.00%	6/20/15	124,310
CDX.NA.HY.14	4,540,000	5.00%	6/20/15	48,868
Donnelley (R.R.) & Sons 5 yr CDS	5,100,000	5.00%	6/20/14	(700,232)
Eastman Chemical 5 yr CDS	2,755,000	1.00%	9/20/15	8,932
ITRAXX Europe Subordinate Financials
5 yr CDS	16,270,000	1.00%	6/20/15	(197,644)
Penney (J.C.)
5 yr CDS	1,345,000	1.00%	3/20/15	28,924
5 yr CDS	1,350,000	1.00%	3/20/15	27,258
5 yr CDS	2,025,000	1.00%	3/20/15	49,554
Portuguese Republic 5 yr CDS	5,129,000	1.00%	6/20/15	328,769
Sunoco 5 yr CDS	2,365,000	1.00%	3/20/15	144,699
Viacom 5 yr CDS	3,965,000	1.00%	9/20/15	847
Morgan Stanley
CDX.NA.HY.14	3,215,000	5.00%	6/20/15	(48,555)
CDX.NA.HY.14	4,165,000	5.00%	6/20/15	20,477
	$150,555,000			$1,424,492
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$1,215,000	5.00%	9/20/14	$(6,584)
JPMorgan Securities
Comcast 5 yr CDS 5 yr CDS	3,965,000	1.00%	9/20/15	(3,489)
EI Du Pont de Nemours 5 yr CDS	2,755,000	1.00%	9/20/15	(624)
MetLife 5 yr CDS	1,185,000	1.00%	12/20/14	(40,528)
Valero Energy 5 yr CDS	2,365,000	1.00%	3/20/15	(72,487)
	$11,485,000			(123,712)
Total				$1,300,780

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Diversified Income Series-19

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$45,773,640
Dividends	177,617
Securities lending income	111,183
Foreign tax withheld	(73,675)
45,988,765

EXPENSES:
Management fees	4,511,626
Distribution expenses – Service Class	1,288,136
Accounting and administration expenses	298,961
Reports and statements to shareholders	118,995
Dividend disbursing and transfer agent fees and expenses	71,955
Custodian fees	63,150
Legal fees	62,993
Trustees’ fees	43,598
Audit and tax	43,037
Pricing fees	27,373
Insurance fees	26,215
Consulting fees	7,604
Registration fees	5,459
Dues and services	3,830
Trustees’ expenses	2,857
6,575,789
Less waiver of distribution expenses – Service Class	(214,636)
Total operating expenses	6,361,153

NET INVESTMENT INCOME	39,627,612

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	48,098,965
Futures contracts	2,060,792
Swap contracts	(1,889,033)
Foreign currencies	594,544
Net realized gain	48,865,268
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(25,755,496)

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	23,109,772

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$62,737,384

See accompanying notes

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$39,627,612	$70,924,599
Net realized gain on investments and
foreign currencies	48,865,268	39,262,639
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(25,755,496)	158,471,926
Net increase in net assets
resulting from operations	62,737,384	268,659,164

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(31,523,092)	(36,367,242)
Service Class	(40,269,256)	(29,650,665)
Net realized gain on investments:
Standard Class	(1,579,079)	–
Service Class	(2,111,204)	–
	(75,482,631)	(66,017,907)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,371,687	157,177,306
Service Class	183,293,035	328,338,614
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	16,201,067	36,367,242
Service Class	42,380,460	29,650,665
	266,246,249	551,533,827
Cost of shares repurchased:
Standard Class	(38,925,803)	(180,106,108)
Service Class	(72,440,698)	(102,428,722)
	(111,366,501)	(282,534,830)
Increase in net assets derived from capital
share transactions	154,879,748	268,998,997

NET INCREASE IN NET ASSETS	142,134,501	471,640,254

NET ASSETS:
Beginning of period	1,444,776,561	973,136,307
End of period (including undistributed
net investment income of $39,078,028
and $71,249,350, respectively)	$1,586,911,062	$1,444,776,561

See accompanying notes

Diversified Income Series-20

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$10.980	$9.250	$10.220	$9.830	$9.260	$9.450

Income (loss) from investment operations:
Net investment income2	0.296	0.628	0.500	0.527	0.496	0.373
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.180	1.721	(0.926)	0.207	0.227	(0.416)
Total from investment operations	0.476	2.349	(0.426)	0.734	0.723	(0.043)

Less dividends and distributions from:
Net investment income	(0.539)	(0.619)	(0.405)	(0.318)	(0.153)	(0.099)
Net realized gain on investments	(0.027)	–	(0.139)	(0.026)	–	(0.048)
Total dividends and distributions	(0.566)	(0.619)	(0.544)	(0.344)	(0.153)	(0.147)

Net asset value, end of period	$10.890	$10.980	$9.250	$10.220	$9.830	$9.260

Total return3	4.32%	26.96%	(4.54% )	7.63%	7.92%	(0.45% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$649,330	$652,804	$542,074	$521,511	$294,248	$90,811
Ratio of expenses to average net assets	0.70%	0.73%	0.73%	0.73%	0.79%	0.79%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	0.70%	0.73%	0.73%	0.73%	0.79%	0.86%
Ratio of net investment income to average net assets	5.41%	6.33%	5.16%	5.30%	5.26%	4.02%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	5.41%	6.33%	5.16%	5.30%	5.26%	3.95%
Portfolio turnover	229%	202%	244%	299%	311%	400%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Diversified Income Series-21

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$10.920	$9.200	$10.180	$9.790	$9.230	$9.410

Income (loss) from investment operations:
Net investment income2	0.282	0.603	0.476	0.502	0.472	0.350
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.180	1.712	(0.937)	0.209	0.218	(0.406)
Total from investment operations	0.462	2.315	(0.461)	0.711	0.690	(0.056)

Less dividends and distributions from:
Net investment income	(0.515)	(0.595)	(0.380)	(0.295)	(0.130)	(0.076)
Net realized gain on investments	(0.027)	–	(0.139)	(0.026)	–	(0.048)
Total dividends and distributions	(0.542)	(0.595)	(0.519)	(0.321)	(0.130)	(0.124)

Net asset value, end of period	$10.840	$10.920	$9.200	$10.180	$9.790	$9.230

Total return3	4.21%	26.66%	(4.90% )	7.41%	7.57%	(0.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$937,581	$791,973	$431,062	$357,115	$208,724	$130,870
Ratio of expenses to average net assets	0.95%	0.98%	0.98%	0.98%	1.04%	1.04%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.00%	1.03%	1.03%	1.03%	1.09%	1.16%
Ratio of net investment income to average net assets	5.16%	6.08%	4.91%	5.05%	5.01%	3.77%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	5.11%	6.03%	4.86%	5.00%	4.96%	3.65%
Portfolio turnover	229%	202%	244%	299%	311%	400%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Diversified Income Series-23

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $37,634 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$769,721	$16,093	$189,450	$17,312
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $19,836 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-24

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,430,767,816
Purchases of U.S. government securities	333,292,041
Sales other than U.S. government securities	1,398,888,247
Sales of U.S. government securities	257,086,504

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,753,454,266	$60,275,769	$(18,285,551)	$41,990,218

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$395,702,273	$3,107,315	$398,809,588
Corporate Debt	–	860,715,883	3,576,619	864,292,502
Foreign Debt	–	197,311,815	6,472,604	203,784,419
Municipal Bonds	–	1,970,632	–	1,970,632
Common Stock	1,673,840	–	7	1,673,847
Other	–	2,508,388	1	2,508,389
Securities Lending Collateral	85,654,324	3,428,096	78,748	89,161,168
Short-Term	42,695,302	145,658,582	–	188,353,884
U.S. Treasury Obligations	44,890,055	–	–	44,890,055
Total	$174,913,521	$1,607,295,669	$13,235,294	$1,795,444,484

Foreign Currency Exchange Contracts	$–	$2,215,862	$–	$2,215,862
Futures Contracts	$–	$1,422,235	$–	$1,422,235
Swap Contracts	$–	$1,300,780	$–	$1,300,780

Diversified Income Series-25

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt
Balance as of 12/31/09	$3,546,079	$1,784,192	$13,314,692
Net realized gain (loss)	(445,711)	2,549	125,436
Purchases	1,889,989	4,357,225	7,470,473
Sales	(243,177)	(54,480)	(7,747,700)
Transfers out of Level 3	(2,150,000)	(2,386,751)	(6,165,812)
Net change in unrealized appreciation/depreciation	510,135	(126,116)	(524,485)
Balance as of 6/30/10	$3,107,315	$3,576,619	$6,472,604

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$30,967	$(68,253)	$(52,292)

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/09	$7	$1	$78,748	$18,723,719
Net realized loss	–	–	–	(317,726)
Purchases	–	–	–	13,717,687
Sales	–	–	–	(8,045,357)
Transfers out of Level 3	–	–	–	(10,702,563)
Net change in unrealized appreciation/depreciation	–	–	–	(140,466)
Balance as of 6/30/10	$7	$1	$78,748	$13,235,294

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$–	$–	$–	$(89,578)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$75,482,631	$66,017,907
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,455,481,191
Undistributed ordinary income	73,777,393
Undistributed long-term capital gains	16,354,412
Other temporary differences	(472,932)
Unrealized appreciation of investments,
swap contracts and foreign currencies	41,770,998
Net assets	$1,586,911,062

Diversified Income Series-26

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts and tax treatment of contingent payment debt instruments and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, dividends and distributions, CDS contracts, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(6,586)	$6,586

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	2,202,515	16,003,816
Service Class	16,656,225	32,789,932

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,483,614	4,086,207
Service Class	3,895,263	3,342,803
	24,237,617	56,222,758

Shares repurchased:
Standard Class	(3,515,193)	(19,235,858)
Service Class	(6,574,581)	(10,466,803)
	(10,089,774)	(29,702,661)
Net increase	14,147,843	26,520,097

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2010, the net unrealized appreciation of credit default swaps was $1,300,780. The Series has posted $4,538,295 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have received $139,070,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2010, the notional value of the protection sold was $11,485,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2010, the net unrealized depreciation of the protection sold was $(123,712).

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2010 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign exchange contracts	Receivables and other assets		Liabilities net of receivables and
(Forward Currency Contracts)	net of liabilities	$2,314,117	other assets	$(98,255)

Interest rate contracts (Futures)	Receivables and other assets		Liabilities net of receivables and
	net of liabilities	1,422,235	other assets	–

Credit contracts (Swaps)	Receivables and other assets		Liabilities net of receivables and
	net of liabilities	1,581,871	other assets	(281,091)
Total		$5,318,223		$(379,346)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2010 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts	Net realized gain on foreign
(Forward Currency Contracts)	currencies and net change
	in unrealized appreciation/
	depreciation of investments
	and foreign currencies	$618,466	$2,774,389

Interest rate contracts (Futures)	Net realized gain on futures
	contracts and net change
	in unrealized appreciation/
	depreciation of investments
	and foreign currencies	2,060,792	(384,968)

Credit contracts (Swaps)	Net realized loss on swap
	contracts and net change
	in unrealized appreciation/
	depreciation of investments
	and foreign currencies	(1,889,033)	2,078,636
Total		$790,225	$4,468,057

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $89,476,000, for which the Series received collateral, comprised of non-cash collateral valued at $656,381, and cash collateral of $91,014,578. At June 30, 2010, the value of invested collateral was $90,161,168. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

13. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Diversified Income Series-31

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2. To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Diversified Income Series
Shares Voted For	110,790,356.025
Percentage of Outstanding Shares	92.377%
Percentage of Shares Voted	93.206%
Shares Voted Against	2,763,726.340
Percentage of Outstanding Shares	2.304%
Percentage of Shares Voted	2.325%
Shares Abstained	5,311,527.113
Percentage of Outstanding Shares	4.429%
Percentage of Shares Voted	4.469%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15526 SA-VIPDIVINC [6/10] DG3 8/10 (6192)	Diversified Income Series-32

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Country and sector allocations	2

> Statement of net assets	3

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Other Series information	16

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class Shares	$1,000.00	$915.20	1.42%	$6.74
Service Class Shares	1,000.00	913.90	1.67%	7.92
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,017.75	1.42%	$7.10
Service Class Shares	1,000.00	1,016.51	1.67%	8.35

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Country and Sector Allocations
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	94.39%
Argentina	3.88%
Australia	0.08%
Brazil	11.22%
China	15.38%
Hungary	0.30%
India	1.65%
Indonesia	1.83%
Israel	0.75%
Malaysia	2.70%
Mexico	5.89%
Pakistan	0.15%
Peru	1.18%
Philippines	0.29%
Poland	0.89%
Republic of Korea	12.23%
Russia	8.78%
South Africa	9.57%
Taiwan	6.51%
Thailand	3.06%
Turkey	2.77%
United Kingdom	1.28%
United States	4.00%
Convertible Preferred Stock	0.12%
Preferred Stock by Country	5.67%
Brazil	2.73%
Republic of Korea	2.08%
Russia	0.86%
Participation Notes	0.07%
Short-Term Investments	0.72%
Securities Lending Collateral	5.47%
Total Value of Securities	106.44%
Obligation to Return Securities Lending Collateral	(5.58%)
Liabilities Net of Receivables and Other Assets	(0.86%)
Total Net Assets	100.00%

Common Stock, Convertible Preferred Stock,
Preferred Stock and Participation Notes by Sector
Consumer Discretionary	6.40%
Consumer Staples	9.39%
Energy	16.36%
Financials	16.99%
Industrials	3.92%
Information Technology	11.12%
Materials	16.30%
Telecommunication Services	13.41%
Utilities	6.36%
Total	100.25%

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–94.39%Δ
Argentina–3.88%
*@Cresud ADR	725,538	$8,808,032
*@†Empresa Distribuidora Y
Comercializadora Norte ADR	200,000	1,276,000
†#Grupo Clarin Class B GDR 144A	209,100	1,302,379
@IRSA Inversiones y
Representaciones ADR	315,012	3,288,725
Pampa Energia ADR	66,800	668,000
Petrobras Energia ADR	72,592	1,046,051
Telecom Argentina ADR	90,400	1,485,272
		17,874,459
Australia–0.08%
@†Alara Resources	119,472	8,645
@±†Strike Resources	907,648	365,870
		374,515
Brazil–11.22%
AES Tiete	359,636	3,544,556
*Banco Santander Brasil ADR	350,400	3,619,632
*†Braskem ADR	88,199	1,248,016
Centrais Eletricas Brasileiras	1,107,023	14,780,751
Cyrela Brazil Realty	114,015	1,240,584
*Fibria Celulose ADR	272,283	4,029,788
†Hypermarcas	64,500	827,244
*Itau Unibanco Holding ADR	240,477	4,330,982
Petroleo Brasileiro ADR	453,795	13,523,091
*Tim Participacoes ADR	98,328	2,668,622
Triunfo Participacoes e Investmentos	61,000	181,817
*Vale ADR	78,502	1,650,112
		51,645,195
*China–15.38%
±Bank of China	9,067,000	4,574,178
±China Construction Bank	5,493,790	4,422,433
China Mobile ADR	173,600	8,577,576
*China Petroleum & Chemical ADR	27,088	2,180,855
±China Unicom	3,327,021	4,449,991
*China Unicom ADR	568,192	7,556,954
±China Water Affairs Group	984,866	311,791
±First Pacific	3,183,285	2,153,694
†Focus Media Holding ADR	204,781	3,180,249
±Fosun International	148,208	103,490
*±†Foxconn International Holdings	1,766,000	1,143,259
±Franshion Properties China	9,558,000	2,627,760
*†Hollysys Automation Technologies	145,100	1,307,351
*±†Huadian Power International	7,932,000	1,919,552
±Industrial & Commercial Bank of China	6,270,000	4,557,234
±†Metallurgical	1,554,000	666,454
±PetroChina	2,128,000	2,353,631
*PetroChina ADR	40,000	4,389,200
*†Shanda Games ADR	284,625	1,653,671
*†Sina	98,107	3,459,253
±Sinopec Shanghai Petrochemical	3,754,377	1,421,542
±Sinotrans	4,326,332	989,002
*†Sohu.com	6,100	250,649
±Tianjin Development Holdings	3,599,500	2,189,056
@±†Tom Group	26,212,004	2,070,644
±Travelsky Technology	2,772,961	2,289,095
		70,798,564
Hungary–0.30%
*±†OTP Bank	68,336	1,377,874
		1,377,874
India–1.65%
±@†Indiabulls Real Estate GDR	44,628	151,601
±Oil India	19,385	599,555
*#Reliance Industries GDR 144A	143,410	6,697,247
*†Sify Technologies ADR	102,500	137,350
		7,585,753
Indonesia–1.83%
±Gudang Garam	774,000	2,906,674
±Tambang Batubara Bukit Asam	2,919,097	5,508,752
		8,415,426
Israel–0.75%
±Israel Chemicals	333,516	3,474,107
		3,474,107
Malaysia–2.70%
±†Eastern & Oriental	4,015,375	1,108,700
±Hong Leong Bank	1,451,575	3,836,258
±KLCC Property Holdings	1,766,200	1,672,659
±Media Prima	1,055,500	686,116
±Oriental Holdings	1,436,600	2,738,410
±†UEM Land Holdings	5,336,532	2,387,879
		12,430,022
Mexico–5.89%
*America Movil Series L ADR	118,421	5,624,998
*Cemex ADR	734,198	7,099,696
*Consorcio ARA	2,224,100	1,326,014
*†Empresas ICA	1,242,768	2,930,130
*Fomento Economico Mexicano ADR	130,507	5,631,377
Grupo Televisa ADR	258,760	4,505,012
		27,117,227
Pakistan–0.15%
@Oil & Gas Development GDR	41,482	687,236
		687,236
Peru–1.18%
*Cia de Minas Buenaventura ADR	140,940	5,417,734
		5,417,734
Philippines–0.29%
Philippine Long Distance Telephone ADR	25,926	1,321,448
		1,321,448
Poland–0.89%
±Enea	36,250	189,598
±†Polska Grupa Energetyczna	142,017	874,510
±†Polski Koncern Naftowy Orlen	293,760	3,042,939
		4,107,047
Republic of Korea–12.23%
±CJ	51,355	2,499,653
±†D&Shop	279,500	426,133
±Daelim Industrial	11,659	599,978
±GS Holdings	50,000	1,555,662

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Republic of Korea (continued)
±Hyundai Elevator	20,899	$827,885
KB Financial Group ADR	186,596	7,070,140
±†Korea Electric Power	127,730	3,292,599
*†Korea Electric Power ADR	200,000	2,576,000
±KT	112,200	4,138,940
*LG Display ADR	208,709	3,360,215
±Lotte Chilsung Beverage	9	5,834
±Lotte Confectionery	3,264	3,403,571
±Samsung Electronics	21,415	13,417,684
±†SK Communications	107,325	1,742,563
±SK Energy	25,280	2,246,061
±SK Holdings	9,171	650,730
±SK Telecom	13,785	1,804,686
*SK Telecom ADR	452,665	6,667,756
		56,286,090
Russia–8.78%
@†Chelyabinsk Zink Plant GDR	77,800	241,180
@=†Enel OGK-5 GDR	15,100	52,404
Gazprom ADR	605,610	11,585,319
LUKOIL ADR	26,333	1,356,150
LUKOIL ADR (London International
Exchange)	150,000	7,869,405
*MMC Norilsk Nickel ADR	97,975	1,444,583
Mobile TeleSystems ADR	173,503	3,324,308
@Sberbank	3,201,818	7,812,436
±Surgutneftegaz ADR	336,052	2,932,067
@=†TGK-5 GDR	6,230	9,870
*VTB Bank GDR	774,991	3,790,558
		40,418,280
South Africa–9.57%
±ArcelorMittal Steel South Africa	421,035	4,145,940
±†Blue Label Telecoms	462,103	291,965
Gold Fields ADR	340,348	4,550,453
±Impala Platinum Holdings	152,575	3,550,463
±JD Group	545,025	2,861,985
±JSE	162,430	1,387,252
±Sasol	121,822	4,327,104
Sasol ADR	73,227	2,582,716
±Standard Bank Group	317,616	4,211,253
±†Sun International	188,959	2,022,999
±Telkom	148,490	728,172
±Tongaat Hulett	240,987	3,367,489
*±Vodacom Group	1,316,693	10,011,655
		44,039,446
Taiwan–6.51%
±Cathay Financial Holding	2,027,747	2,986,468
±†Evergreen Marine	5,532,000	3,479,525
±Formosa Chemicals & Fibre	2,322,990	5,290,987
±MediaTek	678	9,417
±President Chain Store	1,660,320	4,877,931
*Siliconware Precision Industries ADR	101,000	540,350
±Taiwan Semiconductor Manufacturing	2,669,864	4,967,906
±†United Microelectronics	7,517,461	3,293,889
*†United Microelectronics ADR	628,254	1,828,219
±†Walsin Lihwa	7,280,100	2,663,618
		29,938,310
Thailand–3.06%
±Bangkok Bank-Foreign	717,191	2,804,295
@PTT Exploration & Production -Foreign	580,023	2,569,722
±Siam Cement NVDR	1,088,634	8,719,413
		14,093,430
Turkey–2.77%
±†Alarko Gayrimenkul Yatirim Ortakligi	56,976	559,871
*±Alarko Holding	1,133,310	2,259,360
±†Turk Sise ve Cam Fabrikalari	1,929,432	2,106,978
±Turkcell Iletisim Hizmet	414,125	2,147,673
±Turkiye Is Bankasi Class C	1,168,954	3,617,255
±Yazicilar Holding Class A	347,478	2,038,788
		12,729,925
United Kingdom–1.28%
±†Anglo American	85,826	2,990,021
†Anglo American ADR	104,315	1,834,171
@±†Griffin Mining	1,846,472	1,006,765
±†Mwana Africa	470,093	53,580
		5,884,537
United States–4.00%
Archer-Daniels-Midland	92,600	2,390,932
*Bunge	140,600	6,916,114
†Google Class A	9,000	4,004,550
*†MEMC Electronic Materials	310,000	3,062,800
†Yahoo	147,200	2,035,776
		18,410,172
Total Common Stock
(cost $492,059,369)		434,426,797

CONVERTIBLE PREFERRED STOCK–0.12%Δ
Malaysia–0.12%
@±†Eastern & Oriental 8.00% exercise price
MYR 1.00, expiration date 11/16/19	2,007,687	558,726
Total Convertible Preferred Stock
(cost $712,523)		558,726

PREFERRED STOCK–5.67%Δ
Brazil–2.73%
†Braskem Class A	324,568	2,287,260
@Jereissati Participacoes 1.36%	777,595	499,729
†Vale Class A 2.40%	461,280	9,762,269
		12,549,258
Republic of Korea–2.08%
±CJ 3.70%	31,500	594,469
±CJ Cheiljedang 4.87%	17,300	1,022,367
±Hyundai Motor 2.66%	76,342	3,216,479
±Samsung Electronics 1.43%	11,195	4,767,372
		9,600,687

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK (continued)
Russia–0.86%
@AK Transneft 0.98%	4,387	$3,948,300
		3,948,300
Total Preferred Stock
(cost $22,964,804)		26,098,245

PARTICIPATION NOTES–0.07%
@†=#Lehman Indian Oil CW-12 LEPO 144A	100,339	52,055
=†#Lehman Oil & Natural Gas CW-12
LEPO 144A	146,971	249,253
Total Participation Notes
(cost $4,952,197)		301,308

	Principal
	Amount
	(U.S. $)
SHORT-TERM INVESTMENTS–0.72%
≠Discount Notes–0.56%
Federal Home Loan Bank
0.001% 7/1/10	$1,006,592	1,006,593
0.001% 7/6/10	754,944	754,942
0.01% 7/7/10	84,864	84,864
0.01% 7/15/10	340,564	340,561
0.05% 7/16/10	397,545	397,542
		2,584,502
U.S. Treasury Obligations–0.16%
U.S. Treasury Bills
0.005% 7/1/10	442,277	442,276
0.045% 7/15/10	300,136	300,126
		742,402
Total Short-Term Investments
(cost $3,326,905)		3,326,904

Total Value of Securities
Before Securities Lending
Collateral–100.97%
(cost $524,015,798)		464,711,980

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–5.47%
Investment Companies
Mellon GSL DBT II Collateral Fund	23,775,477	23,775,477
BNY Mellon SL DBT II
Liquidating Fund	1,393,337	1,361,848
†@ Mellon GSL Reinvestment Trust II	521,138	22,148
Total Securities Lending Collateral
(cost $25,689,952)		25,159,473

TOTAL VALUE OF SECURITIES–106.44% (cost $549,705,750)	489,871,453 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.58%)	(25,689,952)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.86%)	(3,949,350)
NET ASSETS APPLICABLE TO 26,875,463 SHARES OUTSTANDING–100.00%	$460,232,151
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES
STANDARD CLASS ($207,074,439 / 12,082,681 Shares)	$17.14
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES
SERVICE CLASS ($253,157,712 / 14,792,782 Shares)	$17.11
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$526,030,625
Undistributed net investment income	7,975,097
Accumulated net realized loss on investments	(14,159,732)
Net unrealized depreciation of investments and foreign currencies	(59,613,839)
Total net assets	$460,232,151

Emerging Markets Series-5

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and Sector Allocations.”
*	Fully or partially on loan.
†	Non income producing security.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $363,582, which represented 0.08% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $211,647,784, which represented 45.99% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $33,430,088 which represented 7.26% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $8,300,934, which represented 1.80% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Securities listed and traded on the Hong Kong Stock Exchange.
≠	The rate shown is the effective yield at the time of purchase.
©	Includes $23,330,017 of securities loaned.
**	See Note 9 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipts
EUR – European Monetary Unit
GDR – Global Depositary Receipts
HKD – Hong Kong Dollar
LEPO – Low Exercise Price Option
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
EUR	(1,784,372)	USD	2,169,796	7/1/10	$(12,412)
HKD	110,242,909	USD	(14,162,213)	7/2/10	(5,050)
					$(17,462)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Emerging Markets Series-6

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$12,608,095
Securities lending income	69,540
Interest	987
Foreign tax withheld	(428,795)
12,249,827

EXPENSES:
Management fees	3,105,594
Distribution expenses – Service Class	399,876
Custodian fees	169,164
Accounting and administration expenses	98,781
Reports and statements to shareholders	39,602
Dividend disbursing and transfer agent fees and expenses	32,018
Legal fees	22,681
Audit and tax	18,948
Trustees’ fees	14,722
Insurance fees	9,278
Pricing fees	5,255
Consulting fees	2,739
Dues and services	2,082
Trustees’ expenses	963
Registration fees	165
3,921,868
Less waiver of distribution expenses – Service Class	(66,621)
Total operating expenses	3,855,247

NET INVESTMENT INCOME	8,394,580

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	2,461,526
Foreign currencies	(23,360)
Net realized gain	2,438,166
Net change in unrealized appreciation/depreciation
of investments and foreign currencies
(net of foreign capital gains tax of $9,922)	(55,383,546)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(52,945,380)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(44,550,800)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$8,394,580	$3,802,279
Net realized gain (loss) on investments and
foreign currencies	2,438,166	(16,579,417)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(55,383,546)	247,029,440
Net increase (decrease) in net assets
resulting from operations	(44,550,800)	234,252,302

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,830,573)	(2,625,767)
Service Class	(1,663,683)	(1,951,606)
Net realized gain on investments:
Standard Class	–	(8,181,947)
Service Class	–	(8,275,986)
	(3,494,256)	(21,035,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,488,733	64,207,874
Service Class	50,546,721	72,781,872
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,422,552	10,807,714
Service Class	1,663,683	10,227,592
	74,121,689	158,025,052
Cost of shares repurchased:
Standard Class	(38,358,490)	(90,754,718)
Service Class	(39,403,063)	(93,602,954)
	(77,761,553)	(184,357,672)
Decrease in net assets derived from capital
share transactions	(3,639,864)	(26,332,620)

NET INCREASE (DECREASE) IN
NET ASSETS	(51,684,920)	186,884,376

NET ASSETS:
Beginning of period	511,917,071	325,032,695
End of period (including undistributed
net investment income of $7,975,097
and $3,127,687, respectively)	$460,232,151	$511,917,071

See accompanying notes

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$18.870	$11.290	$27.840	$22.240	$18.200	$14.500

Income (loss) from investment operations:
Net investment income2	0.319	0.152	0.282	0.267	0.457	0.412
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.902)	8.173	(12.865)	7.564	4.340	3.519
Total from investment operations	(1.583)	8.325	(12.583)	7.831	4.797	3.931

Less dividends and distributions from:
Net investment income	(0.147)	(0.181)	(0.355)	(0.419)	(0.243)	(0.051)
Net realized gain on investments	–	(0.564)	(3.612)	(1.812)	(0.514)	(0.180)
Total dividends and distributions	(0.147)	(0.745)	(3.967)	(2.231)	(0.757)	(0.231)

Net asset value, end of period	$17.140	$18.870	$11.290	$27.840	$22.240	$18.200

Total return3	(8.48% )	78.11%	(51.56% )	38.86%	27.13%	27.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,074	$245,149	$159,025	$346,779	$189,572	$120,292
Ratio of expenses to average net assets	1.42%	1.39%	1.41%	1.47%	1.51%	1.47%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.42%	1.41%	1.41%	1.48%	1.56%	1.57%
Ratio of net investment income to average net assets	3.51%	1.07%	1.48%	1.09%	2.37%	2.55%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.51%	1.05%	1.48%	1.08%	2.32%	2.45%
Portfolio turnover	22%	28%	42%	92%	67%	18%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$18.830	$11.250	$27.750	$22.180	$18.160	$14.480

Income (loss) from investment operations:
Net investment income2	0.297	0.117	0.235	0.205	0.409	0.372
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.905)	8.160	(12.829)	7.548	4.328	3.507
Total from investment operations	(1.608)	8.277	(12.594)	7.753	4.737	3.879

Less dividends and distributions from:
Net investment income	(0.112)	(0.133)	(0.294)	(0.371)	(0.203)	(0.019)
Net realized gain on investments	–	(0.564)	(3.612)	(1.812)	(0.514)	(0.180)
Total dividends and distributions	(0.112)	(0.697)	(3.906)	(2.183)	(0.717)	(0.199)

Net asset value, end of period	$17.110	$18.830	$11.250	$27.750	$22.180	$18.160

Total return3	(8.61% )	77.67%	(51.68% )	38.51%	26.81%	27.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$253,158	$266,768	$166,008	$313,510	$157,737	$78,576
Ratio of expenses to average net assets	1.67%	1.64%	1.66%	1.72%	1.76%	1.72%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.72%	1.71%	1.71%	1.78%	1.86%	1.87%
Ratio of net investment income to average net assets	3.26%	0.82%	1.23%	0.84%	2.12%	2.30%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.21%	0.75%	1.18%	0.78%	2.02%	2.15%
Portfolio turnover	22%	28%	42%	92%	67%	18%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $12,435 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$483,387	$4,834	$52,981	$5,116
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $5,607 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$57,148,046
Sales	$52,740,715

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$550,642,758	$55,265,600	$(116,036,905)	$(60,771,305)

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$229,052,363	$205,312,160	$62,274	$434,426,797
Convertible Preferred Stock	–	558,726	–	558,726
Other	16,497,558	9,600,687	301,308	26,399,553
Securities Lending Collateral	23,775,477	1,361,848	22,148	25,159,473
Short-Term	742,402	2,584,502	–	3,326,904
Total	$270,067,800	$219,417,923	$385,730	$489,871,453

Foreign Currency Exchange Contracts	$–	$(17,462)	$–	$(17,462)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/09	$63,150	$262,566	$22,148	$347,864
Net change in unrealized appreciation/depreciation	(876)	38,742	–	37,866
Balance as of 6/30/10	$62,274	$301,308	$22,148	$385,730

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$(876)	$38,742	$–	$37,866

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$3,494,256	$9,069,133
Long-term capital gain	–	11,966,173
	$3,494,256	$21,035,306

____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$526,030,625
Undistributed ordinary income	8,152,942
Realized gains 1/1/10 – 6/30/10	2,306,086
Capital loss carryforwards as of 12/31/09	(15,706,655)
Unrealized depreciation of investments
and foreign currencies	(60,550,847)
Net assets	$460,232,151

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment of foreign capital gains taxes. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(52,914)	$52,914

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $15,706,655 expires in 2017.

For the six months ended June 30, 2010, the Series had capital gains of $2,306,086, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	1,096,928	4,590,499
Service Class	2,731,097	5,077,451

Shares issued upon reinvestment of dividends and distributions:
Standard Class	73,860	938,985
Service Class	86,470	888,583
	3,988,355	11,495,518

Shares repurchased:
Standard Class	(2,081,038)	(6,623,444)
Service Class	(2,191,730)	(6,553,969)
	(4,272,768)	(13,177,413)
Net decrease	(284,413)	(1,681,895)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $23,330,017, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2010, the value of invested collateral was $25,159,473. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

13. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Emerging Markets Series-15

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Emerging Markets Series
Shares Voted For	25,324,306.934
Percentage of Outstanding Shares	92.087%
Percentage of Shares Voted	94.110%
Shares Voted Against	607,166.952
Percentage of Outstanding Shares	2.208%
Percentage of Shares Voted	2.256%
Shares Abstained	977,888.605
Percentage of Outstanding Shares	3.556%
Percentage of Shares Voted	3.634%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15527 SA-VIPEM [6/10] DG3 8/10 (6192)	Emerging Markets Series-16

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series)

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Sector allocation and top 10 holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class Shares	$1,000.00	$1,035.60	0.97%	$4.90
Service Class Shares	1,000.00	1,033.90	1.22%	6.15
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.98	0.97%	$4.86
Service Class Shares	1,000.00	1,018.74	1.22%	6.11

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Sector Allocation and Top 10 Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	100.26%
Consumer Discretionary	23.32%
Consumer Staples	8.11%
Energy	4.62%
Financial Services	14.70%
Health Care	14.06%
Producer Durables	10.67%
Technology	20.30%
Utilities	4.48%
Short-Term Investments	1.93%
Securities Lending Collateral	19.37%
Total Value of Securities	121.56%
Obligation to Return Securities Lending Collateral	(19.69%)
Liabilities Net of Receivables and Other Assets	(1.87%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
SBA Communications Class A	5.18%
Perrigo	4.78%
Peet’s Coffee & Tea	4.65%
Core Laboratories	4.62%
Techne	4.60%
j2 Global Communications	4.48%
NetFlix	4.27%
IntercontinentalExchange	4.18%
Blackbaud	4.16%
Affiliated Managers Group	4.06%

Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–100.26%
Consumer Discretionary–23.32%
*†DineEquity	16,700	$466,264
*Fastenal	16,800	843,192
Gentex	29,000	521,420
†Interval Leisure Group	40,500	504,225
*†NetFlix	10,300	1,119,095
*Ritchie Brothers Auctioneers	31,000	564,820
*Strayer Education	5,000	1,039,450
*Weight Watchers International	40,900	1,050,721
		6,109,187
Consumer Staples–8.11%
†Peet’s Coffee & Tea	31,000	1,217,370
*†Whole Foods Market	25,200	907,704
		2,125,074
Energy–4.62%
*Core Laboratories	8,197	1,209,959
		1,209,959
Financial Services–14.70%
†Affiliated Managers Group	17,500	1,063,475
*Heartland Payment Systems	56,000	831,040
†IntercontinentalExchange	9,700	1,096,391
†optionsXpress Holdings	54,700	860,978
		3,851,884
Health Care–14.06%
*†ABIOMED	54,000	522,720
*†athenahealth	26,900	702,897
*Perrigo	21,200	1,252,284
Techne	21,000	1,206,450
		3,684,351
Producer Durables–10.67%
*C.H. Robinson Worldwide	18,200	1,013,012
*Expeditors International of Washington	27,800	959,378
*Graco	29,200	823,148
		2,795,538
Technology–20.30%
*Blackbaud	50,100	1,090,677
*†SBA Communications Class A	39,900	1,356,999
†Teradata	26,700	813,816
*†VeriFone Holdings	53,500	1,012,755
†VeriSign	39,300	1,043,415
		5,317,662
Utilities–4.48%
*†j2 Global Communications	53,700	1,172,808
		1,172,808
Total Common Stock
(cost $25,764,868)		26,266,463

	Principal
	Amount	Value
≠SHORT-TERM INVESTMENTS–1.93%
Discount Notes–1.48%
Federal Home Loan Bank
0.001% 7/1/10	$149,351	$149,351
0.001% 7/6/10	112,014	112,013
0.01% 7/7/10	12,592	12,592
0.01% 7/15/10	50,531	50,530
0.05% 7/16/10	64,238	64,238
		388,724
U.S. Treasury Obligations–0.45%
U.S. Treasury Bills
0.005% 7/1/10	65,622	65,622
0.045% 7/15/10	51,599	51,597
		117,219
Total Short-Term Investments
(cost $505,943)		505,943

Total Value of Securities Before
Securities Lending Collateral–102.19%
(cost $26,270,811)		26,772,406

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–19.37%
Investment Companies
Mellon GSL DBT II Collateral Fund	4,871,555	4,871,555
BNY Mellon SL DBT II Liquidating Fund	203,728	199,123
@†Mellon GSL Reinvestment Trust II	83,589	3,553
Total Securities Lending Collateral
(cost $5,158,872)		5,074,231
Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–121.56% (cost $31,429,683)	$31,846,637 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(19.69%)	(5,158,872)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.87%)	(488,863)
NET ASSETS APPLICABLE TO 1,563,541 SHARES OUTSTANDING–100.00%	$26,198,902
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES
STANDARD CLASS ($18,732,739 / 1,109,947 Shares)	$16.88
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES
SERVICE CLASS ($7,466,163 / 453,594 Shares)	$16.46
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$23,866,663
Accumulated net realized gain on investments	1,915,285
Net unrealized appreciation of investments	416,954
Total net assets	$26,198,902

____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
≠	The rate shown is the effective yield at time of purchase.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $3,553 which represented 0.01% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
©	Includes $5,048,054 of securities loaned.

See accompanying notes

Smid Cap Growth Series-4

Delaware VIP® Trust —
Delaware VIP Smid Cap Growth Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$98,230
Securities lending income	14,839
Interest	481
Foreign tax withheld	(587)
112,963

EXPENSES:
Management fees	103,919
Distribution expenses – Service Class	11,886
Reports and statements to shareholders	8,435
Audit and tax	6,233
Accounting and administration expenses	5,504
Dividend disbursing and transfer agent fees and expenses	5,414
Legal fees	1,251
Custodian fees	968
Dues and services	863
Trustees’ fees	809
Insurance fees	516
Pricing fees	153
Consulting fees	142
Trustees’ expenses	55
Registration fees	39
146,187
Less waiver of distribution expenses – Service Class	(1,976)
Total operating expenses	144,211

NET INVESTMENT LOSS	(31,248)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	6,899,763
Net change in unrealized appreciation/depreciation
of investments	(5,888,264)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	1,011,499

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$980,251

See accompanying notes

Delaware VIP Trust —
Delaware VIP Smid Cap Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(31,248)	$(58,472)
Net realized gain (loss) on investments	6,899,763	(1,570,591)
Net change in unrealized appreciation/
depreciation of investments	(5,888,264)	10,567,944
Net increase in net assets
resulting from operations	980,251	8,938,881

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	757,883	2,089,940
Service Class	487,496	1,155,903
	1,245,379	3,245,843
Cost of shares repurchased:
Standard Class	(2,953,850)	(3,452,812)
Service Class	(1,233,564)	(1,846,366)
	(4,187,414)	(5,299,178)
Decrease in net assets derived from capital
share transactions	(2,942,035)	(2,053,335)

NET INCREASE (DECREASE)
IN NET ASSETS	(1,961,784)	6,885,546

NET ASSETS:
Beginning of period	28,160,686	21,275,140
End of period (there was no undistributed net
investment income at either period end)	$26,198,902	$28,160,686

See accompanying notes

Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07		12/31/06		12/31/05
Net asset value, beginning of period	$16.300	$11.210		$21.360	$18.910		$17.780		$15.960

Income (loss) from investment operations:
Net investment loss2	(0.013)	(0.023)		(0.047)	(0.050)		(0.021)		(0.056)
Net realized and unrealized gain (loss) on investments	0.593	5.113		(7.975)	2.500		1.151		1.876
Total from investment operations	0.580	5.090		(8.022)	2.450		1.130		1.820

Less dividends and distributions from:
Net realized gain on investments	–	–		(2.128)	–		–		–
Total dividends and distributions	–	–		(2.128)	–		–		–

Net asset value, end of period	$16.880	$16.300		$11.210	$21.360		$18.910		$17.780

Total return3	3.56%	45.41%		(40.55% )	12.96%		6.36%		11.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,733	$20,208		$15,173	$31,945		$38,859		$46,000
Ratio of expenses to average net assets	0.97%	1.07%		0.97%	0.90%		0.91%		0.90%
Ratio of net investment loss to average net assets	(0.15% )	(0.18%	)	(0.29% )	(0.24%	)	(0.11%	)	(0.35%	)
Portfolio turnover	223%	95%		101%	91%		67%		75%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Smid Cap Growth Series-6

Delaware VIP® Smid Cap Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07		12/31/06		12/31/05
Net asset value, beginning of period	$15.920	$10.970		$21.010	$18.640		$17.580		$15.810

Income (loss) from investment operations:
Net investment loss2	(0.034)	(0.056)		(0.087)	(0.101)		(0.066)		(0.096)
Net realized and unrealized gain (loss) on investments	0.574	5.006		(7.825)	2.471		1.126		1.866
Total from investment operations	0.540	4.950		(7.912)	2.370		1.060		1.770

Less dividends and distributions from:
Net realized gain on investments	–	–		(2.128)	–		–		–
Total dividends and distributions	–	–		(2.128)	–		–		–

Net asset value, end of period	$16.460	$15.920		$10.970	$21.010		$18.640		$17.580

Total return3	3.39%	45.12%		(40.71% )	12.71%		6.03%		11.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,466	$7,953		$6,102	$12,072		$12,196		$14,048
Ratio of expenses to average net assets	1.22%	1.32%		1.22%	1.15%		1.16%		1.15%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.27%	1.37%		1.27%	1.20%		1.21%		1.20%
Ratio of net investment loss to average net assets	(0.40% )	(0.43%	)	(0.54% )	(0.49%	)	(0.36%	)	(0.60%	)
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly	(0.45% )	(0.48%	)	(0.59% )	(0.54%	)	(0.41%	)	(0.65%	)
Portfolio turnover	223%	95%		101%	91%		67%		75%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Smid Cap Growth Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $82 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

Smid Cap Growth Series-8

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $693 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$17,186	$286	$1,646	$300
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $286 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$29,486,204
Sales	31,704,014

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$31,433,103	$1,638,209	$(1,224,675)	$413,534

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$26,266,463	$–	$–	$26,266,463
Securities Lending Collateral	4,871,555	199,123	3,553	5,074,231
Short-Term	117,219	388,724	–	505,943
Total	$31,255,237	$587,847	$3,553	$31,846,637

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$3,553
Net change in unrealized appreciation/depreciation	–
Balance as of 6/30/10	$3,553

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during six months ended June 30, 2010 and the year ended December 31, 2009.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$23,866,663
Realized gains 1/1/10 – 6/30/10	6,708,118
Capital loss carryforwards as of 12/31/09	(4,789,413)
Unrealized appreciation of investments	413,534
Net assets	$26,198,902

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated
Net Investment	Paid-in
Loss	Capital
$31,248	$(31,248)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $1,717,628 expires in 2016 and $3,071,785 expires in 2017.

For the six months ended June 30, 2010, the Series had capital gains of $6,708,118, which may reduce the capital loss carryforwards.

Smid Cap Growth Series-10

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	43,216	162,556
Service Class	29,401	88,648
	72,617	251,204
Shares repurchased:
Standard Class	(172,790)	(276,681)
Service Class	(75,379)	(145,177)
	(248,169)	(421,858)
Net decrease	(175,552)	(170,654)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $5,048,054 for which the Series received collateral, comprised of non-cash collateral valued at $1,946 and cash collateral of $5,158,872. At June 30, 2010, the value of invested collateral was $5,074,231. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Smid Cap Growth Series-12

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Smid Cap Growth Series
Shares Voted For	1,660,248.437
Percentage of Outstanding Shares	94.012%
Percentage of Shares Voted	95.259%
Shares Voted Against	2,000.686
Percentage of Outstanding Shares	0.113%
Percentage of Shares Voted	0.115%
Shares Abstained	80,625.099
Percentage of Outstanding Shares	4.566%
Percentage of Shares Voted	4.626%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15528 SA-VIPSCG [6/10] DG3 8/10 (6192)	Smid Cap Growth Series-13

Delaware VIP® Trust
Delaware VIP High Yield Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Security types	2

> Statement of net assets	3

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Other Series information	17

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,040.50	0.76%	$3.85
Service Class	1,000.00	1,040.30	1.01%	5.11
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.03	0.76%	$3.81
Service Class	1,000.00	1,019.79	1.01%	5.06

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Types
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Types	of Net Assets
Convertible Bonds	0.47%
Corporate Bonds	91.06%
Basic Industry	7.52%
Brokerage	1.95%
Capital Goods	6.14%
Consumer Cyclical	7.54%
Consumer Non-Cyclical	7.60%
Energy	12.87%
Finance & Investments	6.22%
Media	5.68%
Real Estate	0.54%
Services Cyclical	11.56%
Services Non-Cyclical	3.96%
Technology & Electronics	4.06%
Telecommunications	12.61%
Utilities	2.81%
Senior Secured Loans	1.44%
Common Stock	0.50%
Short-Term Investments	2.08%
Securities Lending Collateral	6.07%
Total Value of Securities	101.62%
Obligation to Return Securities Lending Collateral	(6.20%)
Receivables and Other Assets Net of Liabilities	4.58%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–0.47%
Leap Wireless International 4.50% exercise
price $93.21, expiration date 7/15/24	$1,166,000	$982,355
Live Nation Entertainment 2.875% exercise
price $27.15, expiration date 7/15/27	989,000	827,051
†Mirant (Escrow) 2.50% exercise price $67.95,
expiration date 6/15/21	785,000	0
Total Convertible Bonds (cost $1,886,518)		1,809,406

CORPORATE BONDS–91.06%
Basic Industry–7.52%
*AK Steel 7.625% 5/15/20	1,925,000	1,876,875
#Algoma Acquisition 144A 9.875% 6/15/15	2,255,000	1,928,025
*#Appleton Papers 144A 10.50% 6/15/15	1,738,000	1,651,100
Century Aluminum 8.00% 5/15/14	1,771,000	1,678,023
#Essar Steel Algoma 144A 9.375% 3/15/15	213,000	203,415
#FMG Finance 144A 10.625% 9/1/16	3,657,000	4,040,984
Freeport-McMoRan Copper & Gold
8.375% 4/1/17	926,000	1,019,923
*Hexion US Finance 9.75% 11/15/14	467,000	443,650
Lyondell Chemical 11.00% 5/1/18	1,940,000	2,090,350
#MacDermid 144A 9.50% 4/15/17	986,000	990,930
Millar Western Forest Products
7.75% 11/15/13	1,511,000	1,307,015
NewPage
11.375% 12/31/14	250,000	228,125
# 144A 11.375% 12/31/14	1,779,000	1,623,338
•Noranda Aluminium Acquisition PIK
5.373% 5/15/15	1,408,354	1,091,474
Novelis
7.25% 2/15/15	1,285,000	1,246,450
11.50% 2/15/15	608,000	638,400
#PE Paper Escrow 144A 12.00% 8/1/14	975,000	1,073,017
@=Port Townsend 7.32% 8/27/12	558,395	404,836
Ryerson
• 7.719% 11/1/14	898,000	839,630
12.00% 11/1/15	948,000	974,070
*#Steel Dynamics 144A 7.625% 3/15/20	1,538,000	1,538,000
Teck Resources
10.25% 5/15/16	290,000	342,587
10.75% 5/15/19	1,098,000	1,347,405
*Verso Paper Holdings 11.375% 8/1/16	879,000	753,743
		29,331,365
Brokerage–1.95%
#Cemex Finance 144A 9.50% 12/14/16	2,160,000	2,095,200
E Trade Financial PIK 12.50% 11/30/17	3,007,000	3,209,973
#Penson Worldwide 144A 12.50% 5/15/17	2,320,000	2,308,400
		7,613,573
Capital Goods–6.14%
*#BWAY Holding 144A 10.00% 6/15/18	1,830,000	1,916,925
Casella Waste Systems
9.75% 2/1/13	2,268,000	2,279,340
# 144A 11.00% 7/15/14	680,000	737,800
#Cemex Espana Luxembourg
144A 9.25% 5/12/20	1,405,000	1,229,375
#DAE Aviation Holdings
144A 11.25% 8/1/15	635,000	631,825
#DynCorp International
144A 10.375% 7/1/17	960,000	967,200
Intertape Polymer 8.50% 8/1/14	868,000	707,420
*Manitowoc 9.50% 2/15/18	2,046,000	2,056,230
#Plastipak Holdings 144A 10.625% 8/15/19	953,000	1,062,595
#Ply Gem Industries 144A 13.125% 7/15/14	2,153,000	2,190,678
Pregis 12.375% 10/15/13	3,011,000	2,992,180
*RBS Global/Rexnord 11.75% 8/1/16	1,280,000	1,340,800
#Susser Holdings/Finance 8.50% 5/15/16	2,050,000	2,060,250
Thermadyne Holdings 10.50% 2/1/14	1,670,000	1,699,225
#Trimas 144A 9.75% 12/15/17	1,611,000	1,639,193
#USG 144A 9.75% 8/1/14	408,000	426,360
		23,937,396
Consumer Cyclical–7.54%
American Axle & Manufacturing
7.875% 3/1/17	1,874,000	1,635,065
Ames True Temper 10.00% 7/15/12	839,000	822,220
ArvinMeritor
8.125% 9/15/15	396,000	382,140
* 10.625% 3/15/18	599,000	637,935
Beazer Homes USA 9.125% 6/15/18	1,000,000	930,000
Burlington Coat Factory Investment Holdings
14.50% 10/15/14	976,000	1,029,680
*Ford Motor 7.45% 7/16/31	3,639,000	3,302,392
Ford Motor Credit 12.00% 5/15/15	2,555,000	2,960,448
#Games Merger 144A 11.00% 6/1/18	1,785,000	1,807,313
GMAC 8.00% 12/31/18	2,160,000	2,008,800
Interface
9.50% 2/1/14	200,000	206,250
11.375% 11/1/13	644,000	724,500
K Hovnanian Enterprises
7.50% 5/15/16	613,000	432,165
10.625% 10/15/16	926,000	930,630
Landry’s Restaurants 11.625% 12/1/15	2,904,000	3,020,159
M/I Homes 6.875% 4/1/12	930,000	925,350
#Norcraft Finance 144A 10.50% 12/15/15	1,438,000	1,488,330
Norcraft Holdings/Capital 9.75% 9/1/12	1,515,000	1,441,144
*OSI Restaurant Partners 10.00% 6/15/15	1,144,000	1,123,980
Quiksilver 6.875% 4/15/15	745,000	680,744
*Rite Aid 9.375% 12/15/15	1,198,000	985,355
Standard Pacific
8.375% 5/15/18	1,493,000	1,425,815
10.75% 9/15/16	472,000	507,400
		29,407,815
Consumer Non-Cyclical–7.60%
#Alliance One International 144A
* 10.00% 7/15/16	1,543,000	1,577,718
10.00% 7/15/16	281,000	287,323
#BioScrip 144A 10.25% 10/1/15	1,996,000	1,986,020
#Cott Beverages 144A 8.375% 11/15/17	1,180,000	1,194,750
Dean Foods 7.00% 6/1/16	1,150,000	1,081,000

High Yield Series-3

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
DJO Finance
10.875% 11/15/14	$1,267,000	$1,336,685
* 11.75% 11/15/14	575,000	589,375
Dole Food 13.875% 3/15/14	839,000	987,923
Jarden 7.50% 1/15/20	2,042,000	2,006,265
JBS USA Finance 11.625% 5/1/14	939,000	1,057,549
#JohnsonDiversey Holdings
144A 10.50% 5/15/20	4,312,000	4,820,660
#Mylan 144A 7.875% 7/15/20	970,000	994,250
#Novasep Holding 144A 9.75% 12/15/16	1,950,000	1,925,625
#Quintiles Transnational PIK
144A 9.50% 12/30/14	930,000	936,975
#ServiceMaster PIK 144A 10.75% 7/15/15	1,937,000	2,014,479
Smithfield Foods
7.75% 7/1/17	400,000	384,000
# 144A 10.00% 7/15/14	584,000	649,700
#Tops Markets 144A 10.125% 10/15/15	1,897,000	1,963,395
#Viskase 144A 9.875% 1/15/18	2,155,000	2,176,550
*Yankee Acquisition
8.50% 2/15/15	304,000	308,940
9.75% 2/15/17	1,320,000	1,349,700
		29,628,882
Energy–12.87%
#American Petroleum Tankers
144A 10.25% 5/1/15	975,000	982,313
#Antero Resources Finance
144A 9.375% 12/1/17	1,538,000	1,545,690
#Aquilex Holdings/Finance
144A 11.125% 12/15/16	1,837,000	1,846,185
Chesapeake Energy
7.25% 12/15/18	322,000	334,075
9.50% 2/15/15	1,487,000	1,650,570
Complete Production Service
8.00% 12/15/16	1,039,000	1,020,818
Copano Energy 7.75% 6/1/18	867,000	823,650
Crosstex Energy/Finance 8.875% 2/15/18	1,647,000	1,653,176
#Drummond 144A 9.00% 10/15/14	1,919,000	1,938,190
Dynergy Holdings 7.75% 6/1/19	2,169,000	1,510,166
El Paso
6.875% 6/15/14	759,000	776,590
7.00% 6/15/17	721,000	720,545
#Global Geophysical Services
144A 10.50% 5/1/17	903,000	871,395
Headwaters 11.375% 11/1/14	1,947,000	1,976,205
#Helix Energy Solutions Group
144A 9.50% 1/15/16	2,548,000	2,356,899
#Hercules Offshore 144A 10.50% 10/15/17	1,927,000	1,719,848
#Hilcorp Energy I 144A 8.00% 2/15/20	2,132,000	2,116,010
#Holly 144A 9.875% 6/15/17	1,620,000	1,672,650
International Coal Group 9.125% 4/1/18	1,956,000	1,965,780
Key Energy Services 8.375% 12/1/14	1,992,000	1,989,510
#Linn Energy/Finance 144A 8.625% 4/15/20	2,087,000	2,147,001
#Murray Energy 144A 10.25% 10/15/15	1,933,000	1,933,000
#NFR Energy/Finance 144A 9.75% 2/15/17	2,092,000	2,029,240
OPTI Canada
7.875% 12/15/14	1,879,000	1,644,125
8.25% 12/15/14	2,513,000	2,198,875
PetroHawk Energy
7.875% 6/1/15	1,820,000	1,833,650
10.50% 8/1/14	218,000	235,440
Petroleum Development 12.00% 2/15/18	1,860,000	1,929,750
#Pioneer Drilling 144A 9.875% 3/15/18	980,000	965,300
Quicksilver Resources 7.125% 4/1/16	2,909,000	2,698,097
#SandRidge Energy 144A
8.75% 1/15/20	1,443,000	1,378,065
9.875% 5/15/16	1,683,000	1,716,660
		50,179,468
Finance & Investments–6.22%
•American International Group
8.175% 5/15/58	3,485,000	2,779,288
#Express Finance 144A 8.75% 3/1/18	1,325,000	1,354,813
•Genworth Financial 6.15% 11/15/66	3,810,000	2,628,900
•#HBOS Capital Funding
144A 6.071% 6/29/49	2,704,000	1,892,800
•#ILFC E-Capital Trust II
144A 6.25% 12/21/65	3,004,000	1,941,335
#International Lease Finance
144A 8.75% 3/15/17	1,012,000	961,400
•#Liberty Mutual Group 144A 7.00% 3/15/37	2,564,000	2,015,150
LVB Acquisition 11.625% 10/15/17	1,775,000	1,930,313
Nuveen Investments 10.50% 11/15/15	5,279,000	4,619,124
•#Rabobank Nederland 144A 11.00% 12/29/49	2,432,000	3,011,968
∏•XL Capital 6.50% 12/31/49	1,248,000	873,600
Zions Bancorporation 5.65% 5/15/14	254,000	239,856
		24,248,547
Media–5.68%
Affinion Group 11.50% 10/15/15	762,000	803,910
Cablevision Systems
8.00% 4/15/20	227,000	230,973
# 144A 8.625% 9/15/17	849,000	870,225
#CCO Holdings 144A
7.875% 4/30/18	449,000	453,490
8.125% 4/30/20	563,000	578,483
#Charter Communications Operating
144A 10.875% 9/15/14	880,000	981,200
*Clear Channel Communications
10.75% 8/1/16	1,329,000	940,268
#Columbus International
144A 11.50% 11/20/14	2,437,000	2,607,767
*DISH DBS 7.875% 9/1/19	1,892,000	1,977,139
*#Gray Television 144A 10.50% 6/29/15	449,000	437,775
#MDC Partners 144A 11.00% 11/1/16	1,007,000	1,077,490
*#Nexstar Broadcasting 144A 8.875% 4/15/17	1,937,000	1,956,369

High Yield Series-4

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)
	CORPORATE BONDS (continued)
	Media (continued)
	Nielsen Finance
	11.50% 5/1/16	$349,000	$383,028
*	11.625% 2/1/14	331,000	363,273
Ω	12.50% 8/1/16	880,000	842,600
	#Sinclair Television Group 144A 9.25% 11/1/17	1,434,000	1,455,510
	#Sitel Finance 144A 11.50% 4/1/18	1,987,000	1,847,909
	*#Umbrella Acquisition PIK
	144A 9.75% 3/15/15	1,180,000	988,250
	#Univision Communications
	144A 12.00% 7/1/14	1,329,000	1,431,998
	#UPC Holding 144A 9.875% 4/15/18	940,000	949,400
	#XM Satellite Radio Holdings
	144A 13.00% 8/1/13	859,000	942,753
			22,119,810
	Real Estate–0.54%
	*Felcor Lodging 10.00% 10/1/14	2,001,000	2,101,050
			2,101,050
	Services Cyclical–11.56%
	AMH Holdings 11.25% 3/1/14	788,000	807,700
	#Ashtead Capital 144A 9.00% 8/15/16	1,855,000	1,827,175
	#Avis Budget Car Rental
	144A 9.625% 3/15/18	2,105,000	2,136,575
	Cardtronics 9.25% 8/15/13	1,548,000	1,571,220
	#Delta Air Lines 144A 12.25% 3/15/15	1,856,000	1,990,560
	DryShips 5.00% 12/1/14	1,190,000	882,088
	#Equinox Holdings 144A 9.50% 2/1/16	2,065,000	2,052,094
	#General Maritime 144A 12.00% 11/15/17	2,042,000	2,093,050
	Global Cash Access 8.75% 3/15/12	1,289,000	1,297,056
	Harrah’s Operating 11.25% 6/1/17	2,922,000	3,090,014
	#Kansas City Southern de Mexico 144A
	8.00% 2/1/18	1,593,000	1,656,720
	12.50% 4/1/16	305,000	366,000
	*#MCE Finance 144A 10.25% 5/15/18	2,380,000	2,484,125
	MGM MIRAGE
	11.125% 11/15/17	808,000	894,860
*#	144A 11.375% 3/1/18	3,176,000	3,001,320
	13.00% 11/15/13	1,704,000	1,972,380
	*Mohegan Tribal Gaming Authority
	6.875% 2/15/15	1,066,000	762,190
	7.125% 8/15/14	794,000	577,635
	NCL 11.75% 11/15/16	2,024,000	2,125,200
	Peninsula Gaming 10.75% 8/15/17	2,137,000	2,137,000
	#Pinnacle Entertainment
	144A 8.75% 5/15/20	2,475,000	2,304,844
	@#Pokagon Gaming Authority
	144A 10.375% 6/15/14	1,648,000	1,713,920
	Royal Caribbean Cruises 6.875% 12/1/13	1,116,000	1,090,890
	RSC Equipment Rental/Holdings III
	9.50% 12/1/14	1,729,000	1,726,839
*#	144A 10.25% 11/15/19	259,000	262,885
	#Shingle Springs Tribal Gaming Authority
	144A 9.375% 6/15/15	2,323,000	1,852,593
	#United Air Lines 144A
	9.875% 8/1/13	1,257,000	1,294,710
	12.00% 11/1/13	1,035,000	1,081,575
			45,053,218
	Services Non-Cyclical–3.96%
	Accellent 10.50% 12/1/13	622,000	615,780
	#Alion Science & Technology PIK
	12.00% 11/1/14	1,596,807	1,604,791
	Bausch & Lomb 9.875% 11/1/15	1,742,000	1,798,615
	Community Health Systems
	8.875% 7/15/15	1,829,000	1,890,729
	HCA
	9.25% 11/15/16	3,066,000	3,257,625
	PIK 9.625% 11/15/16	556,143	596,463
	Inverness Medical Innovations 9.00% 5/15/16	1,452,000	1,459,260
	Select Medical 7.625% 2/1/15	1,388,000	1,311,660
	Universal Hospital Services PIK
	8.50% 6/1/15	921,000	911,790
	•US Oncology PIK 6.643% 3/15/12	2,127,000	1,988,745
			15,435,458
	Technology & Electronics–4.06%
	Anixter 10.00% 3/15/14	971,000	1,057,176
	#Aspect Software 144A 10.625% 5/15/17	2,000,000	2,010,000
	*First Data 9.875% 9/24/15	4,851,000	3,711,015
	#International Wire Group
	144A 9.75% 4/15/15	1,842,000	1,832,790
	#MagnaChip Semiconductor/Finance
	144A 10.50% 4/15/18	1,470,000	1,503,075
	*NXP BV Funding 9.50% 10/15/15	2,028,000	1,703,520
	Sanmina-SCI 8.125% 3/1/16	2,055,000	2,034,450
	*SunGard Data Systems 10.25% 8/15/15	1,909,000	1,980,588
			15,832,614
	Telecommunications–12.61%
	@=‡Allegiance Telecom 11.75% 2/15/11	565,000	0
	#Clearwire Communications/Finance
	144A 12.00% 12/1/15	5,390,000	5,379,747
	*Cricket Communications
	7.75% 5/15/16	1,112,000	1,139,800
	10.00% 7/15/15	2,156,000	2,263,800
	#Digicel Group 144A
	8.25% 9/1/17	1,570,000	1,562,150
	8.875% 1/15/15	1,298,000	1,275,285
	#GCI 144A 8.625% 11/15/19	1,509,000	1,512,773
	#Global Crossing 144A 12.00% 9/15/15	2,746,000	2,924,490
	#GXS Worldwide 144A 9.75% 6/15/15	2,527,000	2,425,920
	Intelsat Bermuda 11.25% 2/4/17	2,890,000	2,940,575
	Intelsat Subsidiary Holding 8.875% 1/15/15	2,800,000	2,859,500
	#Level 3 Financing 144A 10.00% 2/1/18	1,609,000	1,432,010
	*#MetroPCS Wireless 144A 9.25% 11/1/14	159,000	164,565
	NII Capital
	8.875% 12/15/19	653,000	662,795
	10.00% 8/15/16	1,774,000	1,876,005

High Yield Series-5

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
PAETEC Holding
* 8.875% 6/30/17	$957,000	$961,785
# 144A 8.875% 6/30/17	1,089,000	1,094,445
#Primus Telecommunications Holding
144A 13.00% 12/15/16	1,774,000	1,774,000
Sprint Capital 8.75% 3/15/32	3,371,000	3,236,159
#Telcordia Technologies 144A 11.00% 5/1/18	581,000	554,855
Telesat Canada/Telesat
11.00% 11/1/15	1,198,000	1,299,830
12.50% 11/1/17	2,319,000	2,608,875
Terremark Worldwide 12.00% 6/15/17	1,765,000	1,994,450
ViaSat 8.875% 9/15/16	971,000	992,848
*Virgin Media Finance 8.375% 10/15/19	1,157,000	1,177,248
*West 11.00% 10/15/16	2,087,000	2,133,958
#Wind Acquisition Finance 144A
11.75% 7/15/17	1,833,000	1,887,990
12.00% 12/1/15	965,000	1,003,600
		49,139,458
Utilities–2.81%
AES 8.00% 6/1/20	1,754,000	1,771,540
*Edison Mission Energy
7.00% 5/15/17	790,000	509,550
7.20% 5/15/19	544,000	337,280
Elwood Energy 8.159% 7/5/26	1,450,119	1,377,613
Energy Future Holdings
5.55% 11/15/14	898,000	642,407
* 10.875% 11/1/17	1,548,000	1,153,260
*Mirant Americas Generation 8.50% 10/1/21	2,110,000	1,972,850
•Puget Sound Energy 6.974% 6/1/67	1,466,000	1,347,339
*Texas Competitive Electric Holdings
10.25% 11/1/15	2,785,000	1,852,025
		10,963,864
Total Corporate Bonds
(cost $346,960,515)		354,992,518

«SENIOR SECURED LOANS–1.44%
Chester Downs & Marina Term
Tranche Loan 12.375% 12/31/16	1,001,000	1,001,000
PQ Term Tranche Loan 6.73% 7/30/15	2,524,000	2,296,840
Texas Competitive Electric Holdings Term
Tranche Loan B2 3.729% 10/10/14	1,660,056	1,233,214
Univision Communications Term
Tranche Loan B 2.533% 9/29/14	1,286,830	1,076,292
Total Senior Secured Loans
(cost $4,952,489)		5,607,346

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–0.50%
†Alliance HealthCare Service	97,751	$394,914
∏=†Avado Brands	1,813	0
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	19,510	661,780
†Flextronics International	55,400	310,240
†GeoEye	7,260	226,076
†Mirant	747	7,888
†Mobile Mini	21,377	348,018
∏=†PT Holdings	1,905	19
†USgen	475,000	0
Total Common Stock (cost $3,264,342)		1,948,935

PREFERRED STOCK–0.00%
=Port Townsend	381	0
Total Preferred Stock (cost $377,190)		0

WARRANT–0.00%
=†Port Townsend	381	4
Total Warrant (cost $9,144)		4

	Principal
	Amount
	(U.S. $)
≠SHORT-TERM INVESTMENTS–2.08%
Discount Notes–1.45%
Federal Home Loan Bank 0.001% 7/1/10	$5,637,925	5,637,925
		5,637,925
U.S. Treasury Obligations–0.63%
U.S. Treasury Bill 0.005% 7/1/10	2,477,192	2,477,192
		2,477,192
Total Short-Term Investments
(cost $8,115,117)		8,115,117

Total Value of Securities Before Securities
Lending Collateral–95.55%
(cost $365,565,315)		372,473,326

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–6.07%
Investment Companies
Mellon GSL DBT II Collateral Fund	22,470,749	22,470,749
BNY Mellon SL DB II Liquidating Fund	1,201,185	1,174,038
†@Mellon GSL Reinvestment Trust II	491,181	20,875
Total Securities Lending Collateral
(cost $24,163,115)		23,665,662

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–101.62% (COST $389,728,430)	$396,138,988 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(6.20%)	(24,163,115)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.58%	17,865,281
NET ASSETS APPLICABLE TO 71,558,918 SHARES OUTSTANDING–100.00%	$389,841,154
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($112,000,950 / 20,539,491 Shares)	$5.45
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($277,840,204 / 51,019,427 Shares)	$5.45
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$391,955,766
Undistributed net investment income	19,208,687
Accumulated net realized loss on investments	(27,733,857)
Net unrealized appreciation of investments	6,410,558
Total net assets	$389,841,154
____________________

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $2,139,631, which represented 0.55% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $163,172,860, which represented 41.86% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
P	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2010, the aggregate amount of the restricted securities was $873,619 or 0.22% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $404,859, which represented 0.10% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $23,636,063 of securities loaned.

PIK – Pay-in-kind

See accompanying notes

High Yield Series-7

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$20,328,084
Dividends	99,300
Securities lending income	63,974
20,491,358
EXPENSES:
Management fees	1,379,334
Distribution expenses – Service Class	426,377
Accounting and administration expenses	84,291
Reports and statements to shareholders	58,747
Dividend disbursing and transfer agent fees and expenses	25,351
Legal fees	16,284
Audit and tax	15,345
Trustees’ fees	12,457
Insurance fees	8,225
Pricing fees	7,673
Custodian fees	5,990
Consulting fees	2,371
Dues and services	1,841
Trustees’ expenses	829
Registration fees	513
2,045,628
Less waiver of distribution expenses–Service Class	(71,045)
Total operating expenses	1,974,583

NET INVESTMENT INCOME	18,516,775

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	23,601,471
Swap contracts	(29,223)
Net realized gain	23,572,248
Net change in unrealized appreciation/depreciation
of investments and swap contracts	(23,954,640)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(382,392)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$18,134,383

See accompanying notes

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$18,516,775	$36,420,439
Net realized gain on investments	23,572,248	2,168,007
Net change in unrealized appreciation/
depreciation of investments and
swap contracts	(23,954,640)	107,530,365
Net increase in net assets
resulting from operations	18,134,383	146,118,811

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(12,220,840)	(9,272,175)
Service Class	(22,349,855)	(17,460,896)
	(34,570,695)	(26,733,071)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,907,835	50,357,353
Service Class	48,974,419	127,446,968
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	8,726,485	9,272,175
Service Class	22,349,855	17,460,896
	105,958,594	204,537,392
Cost of shares repurchased:
Standard Class	(72,745,220)	(38,662,229)
Service Class	(68,092,363)	(115,694,169)
	(140,837,583)	(154,356,398)
Increase (decrease) in net assets derived
from capital share transactions	(34,878,989)	50,180,994

NET INCREASE (DECREASE)
IN NET ASSETS	(51,315,301)	169,566,734

NET ASSETS:
Beginning of period	441,156,455	271,589,721
End of period (including undistributed
net investment income of $19,208,687
and $34,483,825, respectively)	$389,841,154	$441,156,455

See accompanying notes

High Yield Series-8

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$5.670	$4.140	$5.950	$6.200	$5.910	$6.110

Income (loss) from investment operations:
Net investment income2	0.251	0.488	0.430	0.464	0.473	0.434
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.008)	1.414	(1.766)	(0.290)	0.226	(0.227)
Total from investment operations	0.243	1.902	(1.336)	0.174	0.699	0.207

Less dividends and distributions from:
Net investment income	(0.463)	(0.372)	(0.474)	(0.424)	(0.409)	(0.407)
Total dividends and distributions	(0.463)	(0.372)	(0.474)	(0.424)	(0.409)	(0.407)

Net asset value, end of period	$5.450	$5.670	$4.140	$5.950	$6.200	5.910

Total return3	4.05%	48.97%	(24.17% )	2.79%	12.45%	3.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,001	$154,761	$93,011	$132,667	$105,576	70,139
Ratio of expenses to average net assets	0.76%	0.76%	0.74%	0.75%	0.78%	0.78%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.76%	0.77%	0.77%	0.75%	0.78%	0.78%
Ratio of net investment income to average net assets	8.89%	10.01%	8.35%	7.66%	8.01%	7.39%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.89%	10.00%	8.32%	7.66%	8.01%	7.39%
Portfolio turnover	122%	123%	109%	143%	132%	162%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

High Yield Series-9

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$5.660	$4.130	$5.930	$6.190	$5.900	$6.100

Income (loss) from investment operations:
Net investment income2	0.244	0.475	0.418	0.448	0.458	0.419
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.003)	1.414	(1.759)	(0.299)	0.226	(0.226)
Total from investment operations	0.241	1.889	(1.341)	0.149	0.684	0.193

Less dividends and distributions from:
Net investment income	(0.451)	(0.359)	(0.459)	(0.409)	(0.394)	(0.393)
Total dividends and distributions	(0.451)	(0.359)	(0.459)	(0.409)	(0.394)	(0.393)

Net asset value, end of period	$5.450	$5.660	$4.130	$5.930	$6.190	$5.900

Total return3	4.03%	48.65%	(24.43% )	2.55%	12.19%	3.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,840	$286,395	$178,579	$218,862	$200,768	$162,384
Ratio of expenses to average net assets	1.01%	1.01%	0.99%	1.00%	1.03%	1.03%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.06%	1.07%	1.07%	1.05%	1.08%	1.08%
Ratio of net investment income to average net assets	8.64%	9.76%	8.10%	7.41%	7.76%	7.14%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.59%	9.70%	8.02%	7.36%	7.71%	7.09%
Portfolio turnover	122%	123%	109%	143%	132%	162%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

High Yield Series-11

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $10,610 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	To DDLP	and Affiliates*
$205,055	$3,944	$56,571	$4,320
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $4,168 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$244,170,738
Sales	$304,499,630

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$388,660,974	$15,982,543	$(8,504,529)	$7,478,014

High Yield Series-12

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$362,004,434	$404,836	$362,409,270
Common Stock	1,948,916	–	19	1,948,935
Other	–	–	4	4
Securities Lending Collateral	22,470,749	1,174,038	20,875	23,665,662
Short-Term	2,477,192	5,637,925	–	8,115,117
Total	$26,896,857	$368,816,397	$425,734	$396,138,988

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending	Total
	Debt	Stock	Other	Collateral	Series
Balance as of 12/31/09	$404,836	$19	$4	$20,875	$425,734
Sales	(2,385)	–	–	–	(2,385)
Net change in unrealized appreciation/depreciation	2,385	–	–	–	2,385
Balance as of 6/30/10	$404,836	$19	$4	$20,875	$425,734

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$2,385	$–	$–	$–	$2,385

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$34,570,695	$26,733,071
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

High Yield Series-13

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$391,955,766
Undistributed ordinary income	19,286,654
Realized gains 1/1/10 – 6/30/10	23,056,363
Capital loss carryforwards as of 12/31/09	(51,857,676)
Other temporary differences	(77,967)
Unrealized appreciation of investments	7,478,014
Net assets	$389,841,154

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$778,782	$(778,782)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $4,569,135 expires in 2010; $561,008 expires in 2015; $36,349,246 expires in 2016 and $10,378,287 expires in 2017.

For the six months ended June 30, 2010, the Series had capital gains of $23,056,363, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	4,554,784	10,615,179
Service Class	8,627,773	27,589,302

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,555,523	2,186,834
Service Class	3,983,931	4,118,136
	18,722,011	44,509,451
Shares repurchased:
Standard Class	(12,843,516)	(8,011,315)
Service Class	(12,167,486)	(24,407,080)
	(25,011,002)	(32,418,395)
Net increase (decrease)	(6,288,991)	12,091,056

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2009, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2010, the Series did not enter into any CDS contracts as a seller of protection. There were no outstanding swap contracts at June 30, 2010.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
At June 30, 2010, the value of the securities on loan was $23,636,063, for which the Series received collateral, comprised of non-cash collateral valued at $50,107, and cash collateral of $24,163,115. At June 30, 2010, the value of invested collateral was $23,665,662. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

13. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

High Yield Series-16

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP High Yield Series
Shares Voted For	67,328,832.080
Percentage of Outstanding Shares	87.506%
Percentage of Shares Voted	91.580%
Shares Voted Against	2,191,017.286
Percentage of Outstanding Shares	2.848%
Percentage of Shares Voted	2.980%
Shares Abstained	3,999,335.639
Percentage of Outstanding Shares	5.198%
Percentage of Shares Voted	5.440%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15529 SA-VIPHY [6/10] DG3 8/10 (6192)	High Yield Series-17

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Country and sector allocations	2

> Statement of net assets	3

> Statement of operations	6

> Statements of changes in net assets	6

> Financial highlights	7

> Notes to financial statements	9

> Other Series information	15

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$894.90	1.07%	$5.03
Service Class	1,000.00	893.00	1.32%	6.20
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.49	1.07%	$5.36
Service Class	1,000.00	1,018.25	1.32%	6.61

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Country and Sector Allocations
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	98.49%
Australia	3.12%
Brazil	3.50%
Canada	8.14%
China	7.27%
Finland	1.37%
France	18.83%
Germany	6.20%
Hong Kong	4.53%
Italy	6.11%
Japan	10.65%
Luxembourg	1.01%
Netherlands	2.18%
Singapore	2.35%
Spain	2.21%
Sweden	3.27%
Switzerland	2.09%
Taiwan	4.16%
United Kingdom	11.50%
Short-Term Investments	2.32%
Securities Lending Collateral	18.26%
Total Value of Securities	119.07%
Obligation to Return Securities Lending Collateral	(18.94%)
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	19.01%
Consumer Staples	10.62%
Energy	5.30%
Financials	12.02%
Health Care	4.79%
Industrials	21.07%
Information Technology	10.09%
Materials	7.28%
Telecommunication Services	6.72%
Utilities	1.59%
Total	98.49%
International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–98.49%Δ
Australia–3.12%
±Coca-Cola Amatil	102,613	$1,026,958
±Telstra	167,238	455,632
		1,482,590
Brazil–3.50%
Petroleo Brasileiro ADR	28,186	839,943
*Vale ADR	33,900	825,465
		1,665,408
Canada–8.14%
Agrium	7,591	371,504
†CGI Group Class A	145,740	2,168,643
*TELUS	35,281	1,331,365
		3,871,512
China–7.27%☐
±Chaoda Modern Agriculture Holdings	1,302,000	1,269,699
±CNOOC	761,000	1,293,413
†*Sohu.com	21,800	895,762
		3,458,874
Finland–1.37%
±†Nokia	80,061	652,615
		652,615
France–18.83%
±Alstom	21,015	951,582
*±AXA	52,270	798,599
*±Compagnie de Saint-Gobain	19,029	709,165
*±Lafarge	14,851	809,857
*±PPR	6,447	800,932
*±Publicis Groupe	22,901	913,590
*±Sanofi-Aventis	13,647	821,989
±Teleperformance	37,606	939,445
*±†Total	8,721	389,327
*±Vallourec	5,200	896,617
±Vivendi	45,604	926,844
		8,957,947
Germany–6.20%
±Bayerische Motoren Werke	23,697	1,153,512
±Deutsche Post	59,354	867,622
*±Metro	18,171	928,404
		2,949,538
Hong Kong–4.53%■
±Esprit Holdings	70,498	378,658
*±Techtronic Industries	1,171,359	912,662
±Yue Yuen Industrial Holdings	278,500	864,397
		2,155,717
Italy–6.11%
±†Finmeccanica	77,812	806,701
±Parmalat	451,763	1,050,130
*†±UniCredit	474,082	1,048,772
		2,905,603
Japan–10.65%
*±Asahi Glass	112,000	1,051,959
*±Don Quijote	38,600	1,035,211
±ITOCHU	87,435	683,713
±Mitsubishi UFJ Financial Group	214,635	974,870
±Round One	70,035	385,177
±Toyota Motor	27,243	936,298
		5,067,228
Luxembourg–1.01%
±ArcelorMittal	17,984	482,402
		482,402
Netherlands–2.18%
±Koninklijke Philips Electronics	34,701	1,036,328
		1,036,328
Singapore–2.35%
±Singapore Airlines	108,000	1,119,706
		1,119,706
Spain–2.21%
±Banco Santander	100,166	1,050,445
		1,050,445
Sweden–3.27%
*†Autoliv	15,387	736,268
±†Nordea Bank	99,465	820,452
		1,556,720
Switzerland–2.09%
±Novartis	20,551	995,966
		995,966
Taiwan–4.16%
Chunghwa Telecom ADR	45,563	897,135
±HTC	82,000	1,084,128
		1,981,263
United Kingdom–11.50%
±AstraZeneca	9,796	461,821
±Greggs	114,132	779,115
±National Grid	103,519	755,791
±Rexam	216,800	975,736
±Standard Chartered	42,018	1,023,261
±Tomkins	286,763	962,952
±Vodafone Group	248,668	512,276
		5,470,952
Total Common Stock
(cost $49,293,559)		46,860,814

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–2.32%
Discount Notes–1.78%
Federal Home Loan Bank
0.001% 7/1/10	$328,213	328,213
0.001% 7/6/10	246,160	246,159
0.01% 7/7/10	27,671	27,671
0.01% 7/15/10	111,045	111,045
0.05% 7/16/10	135,359	135,358
		848,446

International Value Equity Series-3

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

	Principal	Value
	Amount	(U.S. $)
≠SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations–0.54%
U.S. Treasury Bills
0.005% 7/1/10	$144,210	$144,210
0.045% 7/15/10	113,920	113,916
		258,126
Total Short-Term Investments
(cost $1,106,572)		1,106,572

Total Value of Securities
Before Securities Lending
Collateral–100.81%
(cost $50,400,131)		47,967,386

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–18.26%
Investment Companies
Mellon GSL DBT II Collateral Fund	7,981,344	7,981,344
BNY Mellon SL DB II
Liquidating Fund	709,806	693,764
†@ Mellon GSL Reinvestment Trust II	322,640	13,712
Total Securities Lending Collateral
(cost $9,013,790)		8,688,820

TOTAL VALUE OF SECURITIES–119.07% (COST $59,413,921)	56,656,206 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(18.94%)	(9,013,790)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(61,400)
NET ASSETS APPLICABLE TO 5,561,245 SHARES OUTSTANDING–100.00%	$47,581,016
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($47,572,083 / 5,560,200 Shares)	$8.56
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($8,933 / 1,045 Shares)	$8.55
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$76,034,256
Undistributed net investment income	505,231
Accumulated net realized loss on investments	(26,200,090)
Net unrealized depreciation of investments and foreign currencies	(2,758,381)
Total net assets	$47,581,016
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and Sector Allocations.”
†	Non income producing security.
±
Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $38,794,729, which represented 81.53% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $13,712, which represented 0.03% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $8,599,563 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
☐	Securities listed and traded on the Hong Kong Stock Exchange.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

International Value Equity Series-4

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(35,926)	USD	30,573	7/2/10	$354
CAD	(48,021)	USD	45,513	7/2/10	402
CAD	(28,867)	USD	27,131	7/6/10	14
CHF	328,275	USD	(303,621)	7/1/10	948
EUR	820,598	USD	(1,002,853)	7/1/10	702
EUR	(136,037)	USD	165,421	7/1/10	(946)
EUR	(242,000)	USD	294,272	7/2/10	(1,685)
GBP	(75,859)	USD	114,047	7/2/10	729
HKD	(711,868)	USD	91,437	7/2/10	21
JPY	(9,490,122)	USD	106,715	7/2/10	(655)
SEK	(133,970)	USD	17,103	7/2/10	(84)
SGD	(29,031)	USD	20,679	7/2/10	(65)
					$(265)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

International Value Equity Series-5

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,071,278
Securities lending income	54,146
Interest	402
Foreign tax withheld	(103,177)
1,022,649

EXPENSES:
Management fees	252,984
Custodian fees	18,539
Reports and statements to shareholders	13,145
Accounting and administration expenses	11,824
Audit and tax	7,062
Dividend disbursing and transfer agent fees and expenses	6,530
Pricing fees	2,435
Insurance fees	2,019
Trustees’ fees	1,749
Legal fees	1,066
Dues and services	982
Consulting fees	343
Registration fees	172
Trustees’ expenses	131
Distribution expenses – Service Class	14
318,995
Less waiver of distribution expenses – Service Class	(2)
Total operating expenses	318,993

NET INVESTMENT INCOME	703,656

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	103,796
Foreign currencies	(173,177)
Net realized loss	(69,381)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(7,821,760)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(7,891,141)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(7,187,485)

See accompanying notes

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/10	Year Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$703,656	$2,336,930
Net realized loss on investments and
foreign currencies	(69,381)	(6,754,989)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(7,821,760)	33,248,636
Net increase (decrease) in net assets
resulting from operations	(7,187,485)	28,830,577

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,017,733)	(2,825,544)
Service Class	(236)	(249)
	(2,017,969)	(2,825,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,258,230	13,634,332
Service Class	3,776	581
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,017,733	2,825,544
Service Class	236	249
	5,279,975	16,460,706
Cost of shares repurchased:
Standard Class	(54,497,867)	(10,177,492)
Service Class	(4,231)	(9,441)
	(54,502,098)	(10,186,933)
Increase (decrease) in net assets derived
from capital share transactions	(49,222,123)	6,273,773

NET INCREASE (DECREASE)
IN NET ASSETS	(58,427,577)	32,278,557

NET ASSETS:
Beginning of period	106,008,593	73,730,036
End of period (including undistributed
net investment income of $505,231
and $1,992,721, respectively)	$47,581,016	$106,008,593

See accompanying notes

International Value Equity Series-6

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$9.920	$7.640	$14.700	$23.100	$20.380	$18.550

Income (loss) from investment operations:
Net investment income2	0.112	0.216	0.306	0.273	0.512	0.496
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.104)	2.324	(6.103)	0.858	4.043	1.838
Total from investment operations	(0.992)	2.540	(5.797)	1.131	4.555	2.334

Less dividends and distributions from:
Net investment income	(0.368)	(0.260)	(0.271)	(0.508)	(0.616)	(0.291)
Net realized gain on investments	–	–	(0.992)	(9.023)	(1.219)	(0.213)
Total dividends and distributions	(0.368)	(0.260)	(1.263)	(9.531)	(1.835)	(0.504)

Net asset value, end of period	$8.560	$9.920	$7.640	$14.700	$23.100	$20.380

Total return3	(10.51% )	34.73%	(42.42% )	5.24%	23.59%	12.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,572	$105,999	$73,712	$153,691	$173,017	$161,293
Ratio of expenses to average net assets	1.07%	1.00%	1.04%	0.99%	1.01%	1.00%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.07%	1.03%	1.05%	0.99%	1.01%	1.02%
Ratio of net investment income to average net assets	2.36%	2.60%	2.79%	1.66%	2.44%	2.63%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.36%	2.57%	2.78%	1.66%	2.44%	2.61%
Portfolio turnover	42%	37%	35%	21%	114%	8%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

International Value Equity Series-7

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$9.910	$7.620	$14.660	$23.050	$20.350	$18.520

Income (loss) from investment operations:
Net investment income2	0.101	0.196	0.279	0.233	0.459	0.449
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.113)	2.327	(6.096)	0.856	4.029	1.845
Total from investment operations	(1.012)	2.523	(5.817)	1.089	4.488	2.294

Less dividends and distributions from:
Net investment income	(0.348)	(0.233)	(0.231)	(0.456)	(0.569)	(0.251)
Net realized gain on investments	–	–	(0.992)	(9.023)	(1.219)	(0.213)
Total dividends and distributions	(0.348)	(0.233)	(1.223)	(9.479)	(1.788)	(0.464)

Net asset value, end of period	$8.550	$9.910	$7.620	$14.660	$23.050	$20.350

Total return3	(10.70% )	34.61%	(42.67% )	4.98%	23.24%	12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$10	$18	$180	$60	$62
Ratio of expenses to average net assets	1.32%	1.25%	1.29%	1.24%	1.26%	1.25%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.37%	1.33%	1.35%	1.29%	1.31%	1.32%
Ratio of net investment income to average net assets	2.11%	2.35%	2.54%	1.41%	2.19%	2.38%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.06%	2.27%	2.48%	1.36%	2.14%	2.31%
Portfolio turnover	42%	37%	35%	21%	114%	8%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

International Value Equity Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $1,488 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$34,424	$506	$2	$570
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $0 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,235,792
Sales	63,603,496

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$60,056,290	$4,461,143	$(7,861,227)	$(3,400,084)

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,066,086	$38,794,728	$–	$46,860,814
Securities Lending Collateral	7,981,344	693,764	13,712	8,688,820
Short-Term	258,126	848,446	–	1,106,572
Total	$16,305,556	$40,336,938	$13,712	$56,656,206

Foreign Currency Exchange Contracts	$–	$(265)	$–	$(265)

As a result of utilizing international fair value pricing at June 30, 2010, the majority of the portfolio was categorized as level 2 in the hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$13,712
Net change in unrealized appreciation/depreciation	–
Balance as of 6/30/10	$13,712

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$2,017,969	$2,825,793
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$76,034,256
Undistributed ordinary income	504,306
Capital loss carryforwards as of 12/31/09	(25,477,535)
Realized losses 1/1/10 – 6/30/10	(80,186)
Unrealized depreciation of investments
and foreign currencies	(3,399,825)
Net assets	$47,581,016

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(173,177)	$173,177

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $12,753,714 expires in 2016 and $12,723,821 expires in 2017.

For the six months ended June 30, 2010, the Series had capital losses of $80,186, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	326,737	1,888,616
Service Class	402	69

Shares issued upon reinvestment of dividends and distributions:
Standard Class	203,400	408,907
Service Class	24	36
	530,563	2,297,628
Shares repurchased:
Standard Class	(5,658,227)	(1,261,776)
Service Class	(411)	(1,387)
	(5,658,638)	(1,263,163)
Net increase (decrease)	(5,128,075)	1,034,465

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $8,599,563, for which cash collateral was received and invested in accordance with the lending agreement. At June 30, 2010, the value of invested collateral was $8,688,820. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

13. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

International Value Equity Series-14

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP International Value Equity Series
Shares Voted For	10,547,914.769
Percentage of Outstanding Shares	96.687%
Percentage of Shares Voted	99.796%
Shares Voted Against	21,519.841
Percentage of Outstanding Shares	0.197%
Percentage of Shares Voted	0.204%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15530 SA-VIPIVE [6/10] DG3 8/10 (6192)	International Value Equity Series-15

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Security types	2

> Statement of net assets	3

> Statement of operations	13

> Statements of changes in net assets	13

> Financial highlights	14

> Notes to financial statements	16

> Other Series information	25

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,028.70	0.59%	$2.97
Service Class	1,000.00	1,027.60	0.84%	4.22
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.87	0.59%	$2.96
Service Class	1,000.00	1,020.63	0.84%	4.21

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Types
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Types	of Net Assets
Agency Collateralized Mortgage Obligations	1.31%
Agency Mortgage-Backed Securities	20.72%
Agency Obligations	8.17%
Commercial Mortgage-Backed Securities	2.74%
Convertible Bond	0.49%
Corporate Bonds	25.37%
Banking	5.92%
Basic Industry	1.18%
Brokerage	0.70%
Capital Goods	0.69%
Communications	4.04%
Consumer Cyclical	0.88%
Consumer Non-Cyclical	4.24%
Electric	1.59%
Energy	2.18%
Finance Companies	1.62%
Insurance	0.06%
Natural Gas	1.38%
Real Estate	0.39%
Technology	0.17%
Transportation	0.33%
Municipal Bond	0.37%
Non-Agency Asset-Backed Securities	11.16%
Non-Agency Collateralized Mortgage Obligations	0.18%
Regional Authorities	1.32%
Senior Secured Loans	1.69%
Sovereign Agencies	3.86%
Sovereign Debt	0.10%
Supranational Banks	2.62%
U.S. Treasury Obligations	16.03%
Preferred Stock	0.51%
Short-Term Investments	17.19%
Securities Lending Collateral	0.56%
Total Value of Securities	114.39%
Obligation to Return Securities Lending Collateral	(0.58%)
Liabilities Net of Receivables and Other Assets	(13.81%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.00%
Fannie Mae Grantor Trust Series 2003-T4
2A5 5.407% 9/26/33	$22,008	$20,517
Total Agency Asset-Backed Securities
(cost $21,830)		20,517

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.31%
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 2/19/30	26,219	29,431
Series 2001-T8 A2 9.50% 7/25/41	15,941	17,129
Fannie Mae REMIC
Series 2003-32 PH 5.50% 3/25/32	611,451	645,933
Series 2003-81 GE 4.50% 4/25/18	479,871	506,487
Series 2003-91 BE 4.00% 11/25/16	332,723	337,243
Series 2003-120 BL 3.50% 12/25/18	430,000	439,289
• Series 2005-66 FD 0.647% 7/25/35	757,344	756,578
Series 2006-69 PB 6.00% 10/25/32	2,103,166	2,172,754
Fannie Mae Whole Loan Series 2004-W9 2A1
6.50% 2/25/44	37,744	41,807
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	68,225	76,145
Series 2644 AW 4.00% 1/15/26	8,465	8,465
Series 2694 QG 4.50% 1/15/29	60,000	62,945
Series 2706 UG 4.50% 8/15/16	1,065,000	1,108,554
Series 2802 NM 4.50% 9/15/29	730,000	778,196
Series 2890 PC 5.00% 7/15/30	140,000	147,974
Series 3094 US 6.75% 9/15/34	32,539	32,521
Series 3337 PB 5.50% 7/15/30	40,000	41,530
Series 3416 GK 4.00% 7/15/22	145,501	151,842
•Freddie Mac Strip Series 19 F 1.543% 6/1/28	12,065	10,809
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,601	1,773
Series T-58 2A 6.50% 9/25/43	39,031	43,340
Total Agency Collateralized Mortgage
Obligations (cost $7,382,251)		7,410,745

AGENCY MORTGAGE-BACKED
SECURITIES–20.72%
Fannie Mae
6.50% 8/1/17	14,062	15,277
7.00% 11/15/16	17,451	18,617
8.50% 9/20/10	115	118
•Fannie Mae ARM
2.092% 1/1/35	1,350,921	1,402,544
2.856% 12/1/33	20,921	21,783
3.034% 8/1/34	28,950	30,310
3.044% 10/1/33	18,358	19,114
3.088% 6/1/34	27,739	28,858
4.329% 9/1/39	1,067,754	1,120,130
4.441% 10/1/39	2,242,639	2,360,397
4.683% 11/1/35	222,763	232,397
4.814% 9/1/35	788,355	830,396
4.95% 3/1/38	18,082	19,152
4.964% 11/1/33	2,606,148	2,763,873
4.995% 8/1/35	36,806	39,223
5.131% 9/1/38	1,711,323	1,824,957
5.148% 11/1/35	8,313	8,825
5.34% 4/1/36	541,334	568,270
5.453% 8/1/37	458,304	486,893
5.548% 4/1/37	2,147,169	2,306,766
5.915% 8/1/37	351,652	379,066
5.99% 7/1/36	73,294	78,635
6.013% 6/1/36	98,454	105,421
6.051% 8/1/37	507,841	543,639
6.203% 7/1/36	82,814	88,931
6.228% 4/1/36	27,240	29,265
6.316% 8/1/36	89,620	96,435
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34	67,919	71,392
Pool #763742 5.00% 1/1/34	94,767	99,613
Fannie Mae S.F. 15 yr
4.50% 9/1/20	2,723,587	2,908,999
5.00% 9/1/18	225,202	242,216
5.00% 10/1/18	3,479	3,742
5.00% 2/1/19	5,698	6,165
5.00% 5/1/21	40,820	43,903
5.50% 4/1/21	2,704	2,927
5.50% 1/1/23	24,264	26,247
6.00% 3/1/18	1,244,234	1,353,979
6.00% 8/1/22	69,253	75,513
7.00% 11/1/14	649	700
7.50% 3/1/15	3,170	3,375
8.00% 10/1/14	341	359
8.00% 10/1/16	14,814	16,220
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/25	17,825,000	18,515,719
4.50% 7/1/25	3,000,000	3,164,532
5.00% 7/1/25	18,960,000	20,227,949
5.50% 7/1/25	14,100,000	15,230,200
Fannie Mae S.F. 30 yr
5.00% 3/1/34	10,735	11,416
5.00% 12/1/37	79,580	84,329
5.00% 1/1/38	131,858	139,727
5.00% 2/1/38	59,433	62,980
6.00% 11/1/34	5,423	5,950
6.00% 4/1/36	17,016	18,519
6.00% 10/1/36	2,166,299	2,357,678
6.00% 1/1/38	686,724	747,391

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)
	AGENCY MORTGAGE-BACKED
	SECURITIES (continued)
	Fannie Mae S.F. 30 yr (continued)
	6.50% 6/1/29	$1,654	$1,846
	6.50% 1/1/34	2,394	2,667
	6.50% 4/1/36	7,300	8,017
	6.50% 6/1/36	16,160	17,749
	6.50% 10/1/36	13,455	14,779
	6.50% 8/1/37	3,674	4,030
	6.50% 12/1/37	18,473	20,260
	7.00% 12/1/34	1,333	1,485
	7.00% 12/1/35	1,105	1,229
	7.00% 4/1/37	1,564,214	1,739,264
	7.00% 12/1/37	24,550	27,304
	7.50% 6/1/31	15,561	17,738
	7.50% 4/1/32	603	686
	7.50% 5/1/33	2,469	2,788
	7.50% 6/1/34	1,032	1,165
	9.00% 7/1/20	26,790	29,498
	10.00% 8/1/19	20,189	22,384
	Fannie Mae S.F. 30 yr TBA
	5.00% 7/1/40	435,000	460,217
	6.00% 7/1/40	285,000	309,091
	•Freddie Mac ARM
	2.678% 4/1/33	10,903	11,352
	3.417% 4/1/34	5,533	5,756
	5.037% 7/1/38	3,826,731	4,073,788
	5.624% 6/1/37	1,211,153	1,287,291
	5.68% 7/1/36	185,626	195,246
	5.791% 10/1/36	21,129	22,584
	6.033% 10/1/37	1,587,279	1,711,060
	Freddie Mac Balloon 7 yr
	5.00% 6/1/11	75,705	76,054
	5.00% 11/1/11	79,450	81,181
	Freddie Mac S.F. 15 yr
	4.00% 11/1/13	51,679	52,921
	4.00% 3/1/14	66,078	67,819
	5.00% 4/1/20	210,048	225,719
	8.00% 5/1/15	20,245	22,075
	Freddie Mac S.F. 15yr TBA
	5.00% 7/1/25	4,275,000	4,556,885
	5.50% 7/1/25	4,275,000	4,614,328
	Freddie Mac S.F. 30 yr
	6.00% 2/1/36	3,940,898	4,287,204
	7.00% 11/1/33	14,838	16,877
	9.00% 4/1/17	1,581	1,757
	Freddie Mac S.F. 30 yr TBA
	6.00% 7/1/40	8,615,000	9,349,963
	6.50% 7/1/40	2,675,000	2,932,051
	GNMA I S.F. 30 yr
	7.00% 12/15/34	48,913	54,557
	7.50% 1/15/32	1,495	1,705
	11.00% 11/15/10	342	341
	GNMA II S.F. 30 yr
	12.00% 6/20/14	2,589	2,914
	12.00% 2/20/16	504	563
	Total Agency Mortgage-Backed
	Securities (cost $115,804,991)		117,175,220

	AGENCY OBLIGATIONS–8.17%
	Federal Home Loan Banks
Φ	0.50% 3/29/12	9,725,000	9,726,663
Φ	1.00% 3/15/13	10,295,000	10,295,792
Φ	1.00% 4/5/13	4,810,000	4,810,467
	Freddie Mac
Φ	0.75% 2/19/13	12,485,000	12,487,334
	1.30% 3/9/12	8,840,000	8,852,845
	Total Agency Obligations
	(cost $46,148,942)		46,173,101

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES–2.74%
	#American Tower Trust Series 2007-1A AFX
	144A 5.42% 4/15/37	95,000	102,221
	Bank of America Commercial
	Mortgage Securities
	Series 2004-2 A3 4.05% 11/10/38	873,626	885,491
•	Series 2004-3 A5 5.595% 6/10/39	90,000	95,419
•	Series 2005-1 A5 5.313% 11/10/42	330,000	349,817
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A1 5.085% 12/11/40	180,186	180,908
	Series 2005-PW10 A4 5.405% 12/11/40	245,000	257,534
•	Series 2005-T20 A4A 5.297% 10/12/42	500,000	534,511
•	Series 2006-PW12 A4 5.907% 9/11/38	135,000	144,855
	Series 2007-PW15 A4 5.331% 2/11/44	595,000	582,962
	tCommercial Mortgage Pass
	Through Certificates
#	Series 2001-J1A A2 144A
	6.457% 2/16/34	17,266	17,410
•	Series 2005-C6 A5A 5.116% 6/10/44	3,165,000	3,325,354
	#Crown Castle Towers Series 2006-1A B
	144A 5.362% 11/15/36	250,000	258,641
	First Union National Bank-Bank of America
	Commercial Mortgage Trust Series 2001-
	C1 C 6.403% 3/15/33	45,000	45,581
	General Electric Capital Commercial
	Mortgage Series 2002-1A A3
	6.269% 12/10/35	100,000	105,523
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38	48,546	48,890
•	Series 2004-GG2 A6 5.396% 8/10/38	470,000	495,767
	Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,391,491
	Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,453,566
•	Series 2006-GG6 A4 5.553% 4/10/38	915,000	941,457

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	$125,000	$133,618
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	500,000	523,604
• Series 2005-LDP5 A4 5.36% 12/15/44	545,000	579,715
Lehman Brothers-UBS Commercial
Mortgage Trust Series 2003-C8 A2
4.207% 11/15/27	15,203	15,222
Merrill Lynch-Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48	68,998	69,568
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,251,891
• Series 2007-T27 A4 5.802% 6/13/42	1,520,000	1,592,335
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42	80,000	82,169
Total Commercial Mortgage-Backed
Securities (cost $13,605,391)		15,465,520

CONVERTIBLE BONDS–0.49%
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13	375,000	372,188
Medtronic 1.625% exercise price $54.79,
expiration date 4/15/13	1,250,000	1,259,375
#SVB Financial Group 144A 3.875% exercise
price $53.04, expiration date 4/15/11	1,100,000	1,119,250
Total Convertible Bonds
(cost $2,584,286)		2,750,813

CORPORATE BONDS–25.37%
Banking–5.92%
#Achmea Hypotheekbank
144A 3.20% 11/3/14	1,275,000	1,318,604
•Bank of America 0.837% 6/15/17	605,000	519,223
BB&T
5.20% 12/23/15	855,000	913,526
5.70% 4/30/14	1,440,000	1,582,718
6.50% 8/1/11	555,000	582,731
Export-Import Bank of Korea
# 144A 5.25% 2/10/14	995,000	1,046,598
5.875% 1/14/15	250,000	271,420
JPMorgan Chase
• 0.866% 6/13/16	605,000	569,972
5.75% 1/2/13	1,590,000	1,711,081
KeyBank 5.80% 7/1/14	1,305,000	1,394,463
*KFW 1.875% 1/14/13	1,015,000	1,029,865
Korea Development Bank
4.375% 8/10/15	565,000	576,752
8.00% 1/23/14	2,135,000	2,432,176
#National Australia Bank 144A
3.375% 7/8/14	585,000	612,592
#NIBC Bank 144A 2.80% 12/2/14	2,140,000	2,169,726
Oesterreichische Kontrollbank
1.75% 3/11/13	1,155,000	1,162,459
PNC Funding 3.625% 2/8/15	275,000	283,371
#•Rabobank 144A 11.00% 12/29/49	1,240,000	1,535,708
Regions Financial
5.75% 6/15/15	600,000	596,839
7.75% 11/10/14	1,330,000	1,404,356
Rentenbank
3.125% 7/15/15	1,065,000	1,101,341
3.25% 3/15/13	850,000	890,395
4.125% 7/15/13	1,155,000	1,242,094
Silicon Valley Bank 5.70% 6/1/12	380,000	396,364
US Bancorp
3.15% 3/4/15	750,000	768,812
4.20% 5/15/14	1,860,000	1,991,399
•USB Capital IX 6.189% 4/15/49	1,770,000	1,294,401
Wachovia 5.25% 8/1/14	480,000	508,779
•Wells Fargo Bank 0.646% 5/16/16	545,000	501,134
•Wells Fargo Capital XIII 7.70% 12/29/49	1,785,000	1,811,774
#Westpac Securities 144A 2.50% 5/25/12	1,255,000	1,284,307
		33,504,980
Basic Industry–1.18%
CF Industries 7.125% 5/1/20	485,000	498,338
Dow Chemical 7.60% 5/15/14	1,215,000	1,404,350
Freeport McMoRan Copper & Gold
8.375% 4/1/17	700,000	771,000
Hexion US Finance 8.875% 2/1/18	845,000	766,838
#NewPage 144A 11.375% 12/31/14	600,000	547,500
Praxair 2.125% 6/14/13	1,015,000	1,032,722
Teck Resources
9.75% 5/15/14	1,045,000	1,236,012
10.25% 5/15/16	125,000	147,667
10.75% 5/15/19	210,000	257,700
		6,662,127
Brokerage–0.70%
*Goldman Sachs Group 5.15% 1/15/14	1,900,000	1,990,970
Jefferies Group 5.875% 6/8/14	820,000	867,890
Lazard Group
6.85% 6/15/17	608,000	616,562
7.125% 5/15/15	114,000	120,188
•Morgan Stanley 0.783% 10/15/15	420,000	375,401
		3,971,011
Capital Goods–0.69%
Allied Waste North America 7.125% 5/15/16	635,000	681,855
#BWAY Holding 144A 10.00% 6/15/18	250,000	261,875

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Capital Goods (continued)
Graphic Packaging International
9.50% 8/15/13	$670,000	$685,075
L-3 Communications 6.125% 7/15/13	200,000	202,500
NXP BV Funding 9.50% 10/15/15	125,000	105,000
Thermo Fisher Scientific 3.20% 5/1/15	1,910,000	1,972,944
		3,909,249
Communications–4.04%
American Tower 7.00% 10/15/17	410,000	459,200
AT&T 6.70% 11/15/13	190,000	219,442
AT&T Wireless 8.125% 5/1/12	1,344,000	1,504,576
#Cablevision Systems 144A 8.625% 9/15/17	300,000	307,500
#Charter Communications Operating Capital
144A 10.875% 9/15/14	95,000	105,925
Cincinnati Bell 7.00% 2/15/15	265,000	249,763
Citizens Communications 7.125% 3/15/19	659,000	612,870
Comcast 5.85% 11/15/15	1,500,000	1,697,397
COX Communications 5.45% 12/15/14	1,275,000	1,408,718
Cricket Communications 9.375% 11/1/14	1,055,000	1,076,100
CSC Holdings 6.75% 4/15/12	42,000	43,680
DirecTV Holdings/Financing 7.625% 5/15/16	1,805,000	1,963,007
DISH DBS 7.875% 9/1/19	350,000	365,750
EchoStar DBS 7.125% 2/1/16	480,000	483,600
#*Inmarsat Finance 144A 7.375% 12/1/17	290,000	297,975
*MetroPCS Wireless 9.25% 11/1/14	405,000	419,175
#NBC Universal 144A 3.65% 4/30/15	1,385,000	1,417,859
Qwest 8.375% 5/1/16	1,300,000	1,426,750
Rogers Wireless 9.625% 5/1/11	675,000	720,556
Sprint Nextel 6.00% 12/1/16	1,460,000	1,317,650
Telecom Italia Capital
4.95% 9/30/14	345,000	346,019
5.25% 11/15/13	300,000	310,106
6.20% 7/18/11	691,000	716,222
Time Warner Cable
7.50% 4/1/14	1,420,000	1,651,260
8.25% 2/14/14	495,000	585,579
#Vivendi 144A 5.75% 4/4/13	1,580,000	1,696,030
#Wind Acquisition Finance 144A
11.75% 7/15/17	850,000	875,500
Windstream 8.125% 8/1/13	570,000	592,088
		22,870,297
Consumer Cyclical–0.88%
Brinker International 5.75% 6/1/14	1,000,000	1,050,760
Goodyear Tire & Rubber 10.50% 5/15/16	610,000	666,425
Harrah’s Operating Company
11.25% 6/1/17	745,000	787,838
MGM Mirage 13.00% 11/15/13	445,000	515,088
Wal-Mart Stores 2.25% 7/8/15	1,970,000	1,963,991
		4,984,102
Consumer Non-Cyclical–4.24%
Abbott Laboratories 2.70% 5/27/15	1,935,000	1,980,969
Amgen 4.85% 11/18/14	665,000	737,240
#Anheuser-Busch Inbev Worldwide 144A
2.50% 3/26/13	1,725,000	1,746,595
3.625% 4/15/15	220,000	225,423
Aramark 8.50% 2/1/15	495,000	502,425
AstraZeneca 5.40% 9/15/12	1,035,000	1,130,717
CareFusion 5.125% 8/1/14	2,125,000	2,298,000
Community Health Systems
8.875% 7/15/15	830,000	858,013
Corrections Corporation of America
7.75% 6/1/17	280,000	291,900
Covidien International Finance
2.80% 6/15/15	990,000	1,000,954
HCA 9.25% 11/15/16	525,000	557,813
HCA PIK 9.625% 11/15/16	73,000	78,293
Hospira 6.40% 5/15/15	1,725,000	1,961,898
Iron Mountain 8.00% 6/15/20	760,000	775,200
Kraft Foods 4.125% 2/9/16	1,790,000	1,891,659
Life Technologies 4.40% 3/1/15	660,000	683,404
McKesson 5.25% 3/1/13	1,300,000	1,403,935
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,154,452
Medtronic 3.00% 3/15/15	950,000	985,191
#RSC Equipment Rental/Holdings III 144A
10.25% 11/15/19	655,000	664,825
Supervalu 7.50% 11/15/14	520,000	522,600
Teva Pharmaceutical Finance II/III
3.00% 6/15/15	1,360,000	1,388,234
Yale University 2.90% 10/15/14	1,105,000	1,147,377
		23,987,117
Electric–1.59%
#AES 144A 8.75% 5/15/13	122,000	124,440
Appalachian Power 3.40% 5/24/15	1,695,000	1,724,003
Duke Energy 3.95% 9/15/14	1,615,000	1,699,694
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	1,975,531
NRG Energy 7.375% 2/1/16	850,000	847,875
PacifiCorp 6.90% 11/15/11	1,100,000	1,184,266
@#Power Receivables Finance 144A
6.29% 1/1/12	27,890	28,451
Public Service Electric & Gas
2.70% 5/1/15	1,400,000	1,417,704
		9,001,964
Energy–2.18%
Chesapeake Energy
7.25% 12/15/18	550,000	570,625
9.50% 2/15/15	760,000	843,600
EOG Resources 2.95% 6/1/15	670,000	677,018
Forest Oil 7.25% 6/15/19	340,000	329,800
#Hercules Offshore 144A 10.50% 10/15/17	275,000	245,438
Nexen 5.05% 11/20/13	1,600,000	1,714,866

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline
4.25% 9/1/12	$2,460,000	$2,571,427
Shell International Finance
3.10% 6/28/15	980,000	996,308
Transocean 1.50% 12/15/37	2,555,000	2,127,038
Weatherford International
5.15% 3/15/13	785,000	822,888
#Woodside Finance 144A
4.50% 11/10/14	1,065,000	1,087,271
8.125% 3/1/14	285,000	324,874
		12,311,153
Finance Companies–1.62%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,086,158
#ERAC USA Finance 144A 2.75% 7/1/13	585,000	587,217
FTI Consulting 7.625% 6/15/13	559,000	561,795
General Electric Capital
• 0.797% 9/15/14	1,390,000	1,312,927
* 3.75% 11/14/14	1,205,000	1,233,927
International Lease Finance
5.75% 6/15/11	970,000	956,663
# 144A 8.75% 3/15/17	2,550,000	2,422,500
		9,161,187
Insurance–0.06%
#Metropolitan Life Global Funding I 144A
4.625% 8/19/10	310,000	311,176
		311,176
Natural Gas–1.38%
El Paso
7.00% 6/15/17	150,000	149,905
8.25% 2/15/16	220,000	231,550
Energy Transfer Partners 5.65% 8/1/12	1,375,000	1,458,619
Enterprise Products Operating
7.50% 2/1/11	665,000	685,122
9.75% 1/31/14	750,000	905,568
Kinder Morgan Energy Partners
6.75% 3/15/11	455,000	471,077
7.50% 11/1/10	525,000	533,588
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	1,370,000	1,426,818
TransCanada Pipelines
4.00% 6/15/13	1,470,000	1,563,852
• 6.35% 5/15/67	415,000	370,365
		7,796,464
Real Estate–0.39%
Developers Diversified Realty
5.375% 10/15/12	1,510,000	1,492,120
#•USB Realty 144A 6.091% 12/22/49	1,000,000	700,000
		2,192,120
Technology–0.17%
National Semiconductor 3.95% 4/15/15	925,000	938,429
		938,429
Transportation–0.33%
Burlington Northern Santa Fe
7.00% 2/1/14	1,585,000	1,848,709
		1,848,709
Total Corporate Bonds
(cost $139,174,162)		143,450,085

MUNICIPAL BOND–0.37%
Puerto Rico Sales Tax Financing Sales
Revenue (First Subordinate) Series A
5.00% 8/1/39	2,000,000	2,096,040
Total Municipal Bond
(cost $2,000,000)		2,096,040

NON-AGENCY ASSET-BACKED
SECURITIES–11.16%
#•AH Mortgage Advance Trust Series
2009-ADV3 A1 144A 2.296% 10/6/21	580,000	579,477
Ally Auto Receivables Trust Series 2010-2 A3
1.38% 7/15/14	440,000	440,914
#•Ally Master Owner Trust Series 2010-1 A
144A 2.10% 1/15/15	780,000	790,650
•American Express Credit Account Master
Trust Series 2010-1 B 0.95% 11/16/15	400,000	397,092
•Ameriquest Mortgage Securities Series
2003-11 AF6 5.14% 1/25/34	48,855	49,047
#Bank of America Auto Trust Series 2009-3A
A4 144A 2.67% 12/15/16	1,160,000	1,193,454
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.39% 11/15/19	2,115,000	2,034,033
Series 2008-A5 A5 1.55% 12/16/13	7,140,000	7,205,870
Capital One Multi-Asset Execution Trust
• Series 2004-A5 A5 0.50% 3/17/14	2,255,000	2,252,438
• Series 2005-A6 A6 0.353% 7/15/15	3,410,000	3,365,393
• Series 2006-A11 A11 0.44% 6/17/19	4,000,000	3,886,627
Series 2007-A7 A7 5.75% 7/15/20	665,000	773,374
•@Centex Home Equity Series 2005-D AF4
5.27% 10/25/35	32,076	31,933
@Chase Funding Mortgage Loan Asset-
Backed Certificates Series 2002-3 1A6
4.707% 9/25/13	99,167	96,303
Chase Issuance Trust
• Series 2005-A2 A2 0.42% 12/15/14	2,300,000	2,291,896
Series 2005-A10 A10 4.65% 12/17/12	1,050,000	1,062,274
• Series 2009-A2 A2 1.90% 4/15/14	3,460,000	3,538,155
#CIT Equipment Collateral 144A
2009-VT1 A2 2.20% 6/15/11	1,085,451	1,087,130
2009 VT1 A3 3.07% 8/15/16	725,000	732,750
Citibank Credit Card Issuance Trust
• Series 2004-C1 C1 1.00% 7/15/13	530,000	524,179
Series 2006-A4 A4 5.45% 5/10/13	775,000	805,152
• Series 2009-A1 A1 2.10% 3/17/14	810,000	830,319
• Series 2009-A2 A2 1.90% 5/15/14	3,405,000	3,483,663

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
#Citibank Omni Master Trust 2009-A13 A13
144A 5.35% 8/15/18	$445,000	$479,810
CNH Equipment Trust
• Series 2007-A A4 0.39% 9/17/12	75,704	75,619
Series 2008-A A3 4.12% 5/15/12	41,082	41,340
Series 2008-A A4A 4.93% 8/15/14	150,000	155,518
Series 2008-B A3A 4.78% 7/16/12	19,935	20,171
Series 2009-C A3 1.85% 12/16/13	260,000	262,688
Conseco Financial Series 1997-6 A8
7.07% 1/15/29	636,564	670,750
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	340,000	391,098
Series 2008-A4 A4 5.65% 12/15/15	80,000	89,082
• Series 2009-A1 A1 1.65% 12/15/14	4,690,000	4,766,514
• Series 2010-A1 A1 1.00% 9/15/15	4,000,000	4,021,432
•Discover Card Master Trust I
Series 2005-4 A2 0.44% 6/16/15	3,600,000	3,567,971
Series 2006-3 A1 0.38% 3/15/14	5,010,000	4,993,297
#Dunkin Securitization Series 2006-1 A2
144A 5.779% 6/20/31	100,000	97,457
#Ford Credit Auto Lease Trust Series 2010-A
A2 144A 1.04% 3/15/13	1,120,000	1,121,104
•Ford Credit Auto Owner Trust Series 2008-C
A4B 2.10% 4/15/13	1,100,000	1,122,026
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.90% 9/15/14	360,000	363,242
# Series 2010-1 A 144A 2.00% 12/15/14	715,000	722,492
General Electric Capital Credit Card Master
Note Trust Series 2009-3 A 2.54% 9/15/14	520,000	526,155
#•Golden Credit Card Trust Series 2008-3 A
144A 1.35% 7/15/11	125,000	125,957
Harley-Davidson Motorcycle Trust
# Series 2006-1 A2 144A 5.04% 10/15/12	23,270	23,620
Series 2009-4 A3 1.87% 2/17/14	205,000	207,030
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	4,896	4,936
Series 2008-A A3 4.93% 12/17/12	46,130	47,442
John Deere Owner Trust Series 2010-A A4
2.13% 10/17/16	845,000	857,771
•Morgan Stanley Mortgage Loan Trust Series
2006-12XS A1 0.467% 10/25/36	1,368	1,361
New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	20,812	20,230
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	19,537
Series 2006-KS3 AI3 0.517% 4/25/36	166,174	158,124
•Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	7,238	6,568
PStructured Asset Securities Series 2005-4XS
1A2B 4.67% 3/25/35	20,226	19,757
Volkswagen Auto Lease Trust Series 2009-A
A2 2.87% 7/15/11	517,265	519,457
World Omni Auto Receivables Trust
• Series 2007-B A3B 0.74% 1/17/12	114,009	114,033
Series 2008-A A3A 3.94% 10/15/12	40,848	41,471
Total Non-Agency Asset-Backed
Securities (cost $62,435,449)		63,107,183

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.18%
•American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	22,407	19,548
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34	53,942	55,000
Series 2004-10 1CB1 6.00% 11/25/34	61,849	61,102
Series 2004-11 1CB1 6.00% 12/25/34	29,587	28,221
Series 2005-3 2A1 5.50% 4/25/20	92,164	84,654
Series 2005-6 7A1 5.50% 7/25/20	68,812	65,111
Series 2005-9 5A1 5.50% 10/25/20	150,544	149,172
•Bank of America Mortgage Securities Series
2003-D 1A2 2.84% 5/25/33	293	210
Citicorp Mortgage Securities Series 2006-4
3A1 5.50% 8/25/21	116,549	114,223
tCountrywide Home Loan Mortgage Pass
Through Trust
• Series 2003-21 A1 2.931% 5/25/33	14,162	12,074
• Series 2003-46 1A1 3.432% 1/19/34	13,460	11,764
@ Series 2006-17 A5 6.00% 12/25/36	9,375	8,195
Deutsche Alternative Securities Loan Trust
Series 2003-4XS A6A 4.82% 10/25/33	47,849	44,660
•First Horizon Asset Securities Series
2004-AR5 4A1 5.665% 10/25/34	28,742	29,490
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	19,000	18,775
Series 2005-RP1 1A3 8.00% 1/25/35	22,744	22,065
Series 2005-RP1 1A4 8.50% 1/25/35	9,909	9,589
Series 2006-RP1 1A2 7.50% 1/25/36	28,929	27,150
Lehman Mortgage Trust Series 2005-2 2A3
5.50% 12/25/35	67,875	61,978
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33	8,690	7,971
Series 2005-6 7A1 5.341% 6/25/35	58,219	50,327
#MASTR Reperforming Loan Trust Series
2005-1 1A5 144A 8.00% 8/25/34	43,942	43,489
#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35	17,827	17,014
•Structured ARM Loan Trust Series 2006-5
5A4 5.487% 6/25/36	33,557	6,384
Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
tWashington Mutual Mortgage Pass Through
Certificates Series 2003-S10 A2
5.00% 10/25/18	$87,633	$89,972
•Wells Fargo Mortgage Backed Securities
Trust Series 2005-AR16 2A1
2.997% 10/25/35	7,698	7,132
Total Non-Agency Collateralized
Mortgage Obligations
(cost $1,054,367)		1,045,270

REGIONAL AUTHORITIES–1.32%Δ
Canada–1.32%
Province of British Columbia Canada
2.85% 6/15/15	600,000	620,442
Province of Manitoba Canada
2.625% 7/15/15	630,000	641,465
Province of Ontario Canada
4.10% 6/16/14	3,650,000	3,928,798
*Quebec Province 4.875% 5/5/14	2,070,000	2,284,883
Total Regional Authorities
(cost $7,369,014)		7,475,588

«SENIOR SECURED LOANS–1.69%
AIG
Term Tranche Loan 1 6.75% 2/23/15	1,081,731	1,071,882
Term Tranche Loan 2 7.00% 3/7/16	793,269	783,191
Delta Air Lines Term Tranche Loan
8.75% 9/16/13	1,172,055	1,180,359
Ford Motor Term Tranche Loan B
3.258% 12/15/13	1,407,643	1,334,453
Graham Packaging Term Tranche Loan C
6.75% 4/5/14	1,151,929	1,158,772
Level 3 Financing Term Tranche Loan B
11.50% 3/13/14	783,000	843,193
RehabCare Group Term Tranche Loan B
6.00% 11/3/15	1,201,988	1,197,630
Rental Services 2nd Lien Term Tranche
Loan 3.817% 10/7/13	1,044,929	956,977
Texas Competitive Electric Holdings Term
Tranche Loan B2 3.729% 10/10/14	1,411,588	1,048,633
Total Senior Secured Loans
(cost $9,728,674)		9,575,090

SOVEREIGN AGENCIES–3.86%Δ
Canada–0.68%
Export Development Canada
* 2.25% 5/28/15	985,000	997,339
3.125% 4/24/14	2,695,000	2,834,377
		3,831,716
Japan–0.48%
*Japan Finance 1.50% 7/6/12	2,700,000	2,722,472
		2,722,472
Norway–1.84%
Eksportfinans
1.875% 4/2/13	1,785,000	1,800,817
3.00% 11/17/14	1,850,000	1,907,100
5.50% 5/25/16	2,420,000	2,753,931
Kommunalbanken
2.875% 6/22/12	2,580,000	2,662,676
# 144A 2.75% 5/5/15	1,240,000	1,263,642
		10,388,166
Sweden–0.86%
Swedish Export Credit 3.25% 9/16/14	4,710,000	4,891,090
		4,891,090
Total Sovereign Agencies
(cost $21,509,550)		21,833,444

SOVEREIGN DEBT–0.10%
Republic of Korea–0.10%
#Korea Expressway 144A
4.50% 3/23/15	530,000	543,660
Total Sovereign Debt (cost $528,814)		543,660

SUPRANATIONAL BANKS–2.62%
African Development Bank
3.00% 5/27/14	995,000	1,039,175
Asian Development Bank
1.625% 7/15/13	2,725,000	2,746,892
2.75% 5/21/14	1,835,000	1,904,629
Inter-American Development Bank
1.625% 7/15/13	1,745,000	1,758,590
2.25% 7/15/15	1,135,000	1,141,708
3.50% 7/8/13	1,415,000	1,501,492
International Bank For Reconstruction &
Development 2.375% 5/26/15	1,755,000	1,786,427
*International Finance 3.00% 4/22/14	2,185,000	2,308,494
Nordic Investment Bank 2.50% 7/15/15	590,000	598,375
Total Supranational Banks
(cost $14,554,474)		14,785,782

U.S. TREASURY OBLIGATIONS–16.03%
U.S. Treasury Note
∞ 1.125% 6/15/13	56,510,000	56,743,725
1.875% 6/30/15	32,700,000	32,830,310
* 3.50% 5/15/20	1,045,000	1,093,819
Total U.S. Treasury Obligations
(cost $90,087,790)		90,667,854

	Number of
	Shares
PREFERRED STOCK–0.51%
•PNC Financial Services Group 8.25%	2,765,000	2,865,989
Total Preferred Stock
(cost $2,587,573)		2,865,989

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
≠SHORT-TERM INVESTMENTS–17.19%
Discount Notes–13.22%
Federal Home Loan Bank
0.001% 7/1/10	$28,515,681	$28,515,681
0.001% 7/6/10	21,386,761	21,386,697
0.01% 7/7/10	2,514,733	2,514,726
0.01% 7/15/10	10,865,409	10,865,322
0.05% 7/16/10	11,432,582	11,432,490
		74,714,916
U.S. Treasury Obligations–3.97%
U.S. Treasury Bills
0.005% 7/1/10	12,529,220	12,529,220
0.045% 7/15/10	9,930,769	9,930,421
		22,459,641
Total Short-Term Investments
(cost $97,174,606)		97,174,557

Total Value of Securities Before
Securities Lending Collateral–113.83%
(cost $633,752,164)		643,616,458

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–0.56%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,997,586	2,997,586
BNY Mellon SL DB II Liquidating Fund	189,074	184,801
†@ Mellon GSL Reinvestment Trust II	70,018	2,976
Total Securities Lending Collateral
(cost $3,256,678)		3,185,363

TOTAL VALUE OF SECURITIES–114.39% (COST $637,008,842)	$646,801,821 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(0.58%)	(3,256,678)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.81%)z	(78,097,498)
NET ASSETS APPLICABLE TO 56,411,978 SHARES OUTSTANDING–100.00%	$565,447,645
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($35,206,064 / 3,490,726 Shares)	$10.09
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($530,241,581 / 52,921,252 Shares)	$10.02
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$549,124,230
Undistributed net investment income	266,840
Accumulated net realized gain on investments	6,377,271
Unrealized appreciation of investments and foreign currencies	9,679,304
Total net assets	$565,447,645

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)
____________________

t
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.
Δ	Securities have been classified by country of origin.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $35,855,692, which represented 6.34% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $3,186,454 of securities loaned.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $167,858, which represented 0.03% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
P
Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2010, the aggregate amount of the restricted securities was $19,757, or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

∞	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
z	Of this amount, $91,774,245 represents payable for securities purchased as of June 30, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

1The following financial futures contracts and swap contracts were outstanding at June 30, 2010:

Financial Futures Contracts

	Notional	Notional	Expiration	Unrealized
Contracts to Buy	Cost	Value	Date	Appreciation
548 U.S. Treasury 10 yr Notes	$66,216,223	$67,155,688	9/30/10	$939,465

Swap Contracts
CDS Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America Securities
CDX High Yield 14 CDS	$2,925,000	5.00%	6/20/15	$16,650
Barclays
CDX High Yield 14 CDS	5,250,000	5.00%	6/20/15	(35,545)
ITRAXX Europe Sub Financials	9,890,000	1.00%	6/20/15	81,444
Goldman
CDX High Yield 14 CDS	5,625,000	5.00%	6/20/15	(4,959)
JPMorgan Securities
CDX High Yield 14 CDS	10,500,000	5.00%	6/20/15	(149,117)
Eastman Chemical 5 yr CDS	1,565,000	1.00%	9/20/15	5,074
ITRAXX Europe Sub Financials	2,000,000	1.00%	6/20/15	(31,602)
Penney (J.C.) 5 yr CDS	1,315,000	1.00%	3/20/15	29,461
Sunoco 5 yr CDS	660,000	1.00%	3/20/15	40,382
Viacom 5 yr CDS	2,255,000	1.00%	9/20/15	482
Morgan Stanley
CDX High Yield 14 CDS	5,450,000	5.00%	6/20/15	12,823
	$47,435,000			$(34,907)
Protection Sold:
JPMorgan Securities
Comcast 5 yr CDS	$2,255,000	1.00%	9/20/15	$(1,984)
duPont (E.I.) deNemours 5 yr CDS	1,565,000	1.00%	9/25/15	(354)
MetLife 5 yr CDS 5	395,000	1.00%	12/20/14	(13,509)
Valero Energy 5 yr CDS	660,000	1.00%	3/20/15	(20,229)
	$4,875,000			$(36,076)
Total				$(70,983)

The use of financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Limited-Term Diversified Income Series-12

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$7,195,126
Dividends	114,056
Securities lending income	7,999
7,317,181

EXPENSES:
Management fees	1,199,487
Distribution expenses – Service Class	674,807
Accounting and administration expenses	73,766
Reports and statements to shareholders	29,110
Dividend disbursing and transfer agent fees and expenses	24,310
Legal fees	22,436
Custodian fees	17,005
Audit and tax	15,735
Pricing fees	13,602
Trustees’ fees	13,545
Insurance fees	6,934
Consulting fees	2,603
Registration fees	1,971
Dues and services	1,259
Trustees’ expenses	773
2,097,343
Less waiver of distribution expenses – Service Class	(111,881)
Total operating expenses	1,985,462

NET INVESTMENT INCOME	5,331,719

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	7,847,370
Futures contracts	(783,193)
Foreign currencies	12,389
Written options	48,882
Swap contracts	(80,516)
Net realized gain	7,044,932
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	52,572

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	7,097,504

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$12,429,223

See accompanying notes

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,331,719	$8,446,989
Net realized gain on investments and
foreign currencies	7,044,932	6,840,851
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	52,572	10,629,203
Net increase in net assets
resulting from operations	12,429,223	25,917,043

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(474,788)	(1,100,043)
Service Class	(5,873,960)	(7,028,974)
Net realized gain on investments:
Standard Class	(202,007)	–
Service Class	(2,831,235)	–
	(9,381,990)	(8,129,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,431,325	17,000,880
Service Class	201,149,696	354,034,529
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	676,795	958,052
Service Class	8,705,195	6,394,746
	219,963,011	378,388,207
Cost of shares repurchased:
Standard Class	(5,646,782)	(15,368,263)
Service Class	(53,858,286)	(88,634,583)
	(59,505,068)	(104,002,846)
Increase in net assets derived from capital
share transactions	160,457,943	274,385,361

NET INCREASE IN NET ASSETS	163,505,176	292,173,387

NET ASSETS:
Beginning of period	401,942,469	109,769,082
End of period (including undistributed
net investment income of $266,840
and $248,127, respectively)	$565,447,645	$401,942,469

See accompanying notes

Limited-Term Diversified Income Series-13

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$10.010	$9.190	$9.670	$9.710	$9.710	$9.940

Income (loss) from investment operations:
Net investment income2	0.122	0.358	0.418	0.324	0.396	0.355
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.164	0.809	(0.451)	0.099	0.038	(0.180)
Total from investment operations	0.286	1.167	(0.033)	0.423	0.434	0.175

Less dividends and distributions from:
Net investment income	(0.145)	(0.347)	(0.447)	(0.463)	(0.434)	(0.405)
Net realized gain on investments	(0.061)	–	–	–	–	–
Total dividends and distributions	(0.206)	(0.347)	(0.447)	(0.463)	(0.434)	(0.405)

Net asset value, end of period	$10.090	$10.010	$9.190	$9.670	$9.710	$9.710

Total return3	2.87%	12.77%	(0.28% )	4.46%	4.57%	1.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,206	$30,513	$25,357	$20,880	$22,626	$23,895
Ratio of expenses to average net assets	0.59%	0.62%	0.63%	0.68%	0.71%	0.71%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.59%	0.62%	0.67%	0.68%	0.71%	0.71%
Ratio of net investment income to average net assets	2.45%	3.69%	4.46%	3.36%	4.10%	3.61%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.45%	3.69%	4.42%	3.36%	4.10%	3.61%
Portfolio turnover	367%	358%	339%	170%	318%	259%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Limited-Term Diversified Income Series-14

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$9.940	$9.130	$9.610	$9.650	$9.650	$9.900

Income (loss) from investment operations:
Net investment income2	0.109	0.334	0.395	0.300	0.372	0.331
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.164	0.798	(0.452)	0.099	0.037	(0.200)
Total from investment operations	0.273	1.132	(0.057)	0.399	0.409	0.131

Less dividends and distributions from:
Net investment income	(0.132)	(0.322)	(0.423)	(0.439)	(0.409)	(0.381)
Net realized gain on investments	(0.061)	–	–	–	–	–
Total dividends and distributions	(0.193)	(0.322)	(0.423)	(0.439)	(0.409)	(0.381)

Net asset value, end of period	$10.020	$9.940	$9.130	$9.610	$9.650	$9.650

Total return3	2.76%	12.57%	(0.64% )	4.23%	4.34%	1.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$530,242	$371,429	$84,412	$19,262	$11,706	$4,493
Ratio of expenses to average net assets	0.84%	0.87%	0.88%	0.93%	0.96%	0.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.89%	0.92%	0.97%	0.98%	1.01%	1.01%
Ratio of net investment income to average net assets	2.20%	3.44%	4.21%	3.11%	3.85%	3.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.15%	3.39%	4.12%	3.06%	3.78%	3.31%
Portfolio turnover	367%	358%	339%	170%	318%	259%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Limited-Term Diversified Income Series-15

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $12,010 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$226,615	$5,693	$108,164	$6,051
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $9,750 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$604,464,965
Purchases of U.S. government securities	371,921,196
Sales other than U.S. government securities	535,805,926
Sales of U.S. government securities	285,385,742

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$636,889,183	$11,585,227	$(1,672,589)	$9,912,638

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$250,271,599	$125,957	$250,397,556
Corporate Debt	–	155,775,988	–	155,775,988
Foreign Debt	–	40,834,090	3,804,384	44,638,474
Municipal Bonds	–	2,096,040	–	2,096,040
Other	–	2,865,989	–	2,865,989
Securities Lending Collateral	2,997,586	184,801	2,976	3,185,363
Short-Term	22,459,641	74,714,916	–	97,174,557
U.S. Treasury Obligations	90,667,854	–	–	90,667,854
Total	$116,125,081	$526,743,423	$3,933,317	$646,801,821

Financial Futures Contracts	$–	$939,465	$–	$939,465
Swap Contracts	–	(70,983)	–	(70,983)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-		Securities
	Backed	Foreign	Lending	Total
	Securities	Debt	Collateral	Series
Balance as of 12/31/09	$705,783	$–	$2,976	$708,759
Purchases	–	3,788,506	–	3,788,506
Sales	(26)	–	–	(26)
Transfers out of Level 3	(580,000)	–	–	(580,000)
Net change in unrealized appreciation/depreciation	200	15,878	–	16,078
Balance as of 6/30/10	$125,957	$3,804,384	$2,976	$3,933,317

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$2,378	$15,878	$–	$18,256

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$9,381,990	$8,129,017
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$549,124,230
Undistributed ordinary income	4,455,576
Undistributed long-term capital gains	1,953,667
Unrealized appreciation of investments
and swap contracts	9,914,172
Net assets	$565,447,645

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts, mark-to-market on foreign currency contracts, paydown gains (losses) on mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$1,035,742	$(1,035,742)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	933,903	1,783,855
Service Class	20,069,979	36,604,195

Shares issued upon reinvestment of dividends and distributions:
Standard Class	67,970	98,411
Service Class	875,517	655,367
	21,947,369	39,141,828
Shares repurchased:
Standard Class	(559,586)	(1,591,938)
Service Class	(5,375,661)	(9,150,731)
	(5,935,247)	(10,742,669)
Net increase	16,012,122	28,399,159

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the six months then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2010.

Financial Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options
During the six months ended June 30, 2010, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, financial indices, and foreign currencies. When the Series buys and option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Transactions in written options during the six months ended June 30, 2010 for the Series were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2009	–	$–
Options written	250	62,480
Options terminated in closing purchase transactions	(250)	(62,480)
Options outstanding at June 30, 2010	–	$–

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2010, the net unrealized depreciation of credit default swaps was $70,983. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have received $42,560,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2010, the notional value of the protection sold was $4,875,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2010, the net unrealized depreciation of the protection sold was $36,076.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of June 30, 2010 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Interest rate contracts (Futures)	Receivables and other assets		Liabilities net of receivables and
	net of liabilities	$939,465	other assets	$–

Credit contracts (Swaps)	Receivables and other assets		Liabilities net of receivables and
	net of liabilities	75,372	other assets	(146,355)
Total		$1,014,837		$(146,355)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2010 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts	Net realized gain on foreign
(Forward Currency Contracts)	currencies and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	$12,389	$–

Interest rate contracts (Futures)	Net realized loss on futures
	contracts and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	(783,193)	1,029,526

Written options contracts (Options)	Net realized gain on written options
	and net change in unrealized
	appreciation/depreciation of written
	options	48,882	–

Credit contracts (Swaps)	Net realized loss on swap contracts
	and net change in unrealized
	appreciation/depreciation of
	investments and foreign currencies	(80,516)	(124,622)
Total		$(802,438)	$904,904

Limited-Term Diversified Income Series-22

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $3,186,454, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2010, the value of invested collateral was $3,185,363. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Limited-Term Diversified Income Series-23

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

13. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Limited-Term Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Limited-Term Diversified Income Series
Shares Voted For	30,275,239.892
Percentage of Outstanding Shares	89.927%
Percentage of Shares Voted	90.563%
Shares Voted Against	1,205,676.594
Percentage of Outstanding Shares	3.582%
Percentage of Shares Voted	3.607%
Shares Abstained	1,948,931.863
Percentage of Outstanding Shares	5.789%
Percentage of Shares Voted	5.830%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15531 SA-VIPLTD [6/10] DG3 8/10 (6192)	Limited-Term Diversified Income Series-25

Delaware VIP® Trust
Delaware VIP REIT Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Sector allocation and top 10 holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,057.80	0.88%	$4.49
Service Class	1,000.00	1,055.90	1.13%	5.76
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.43	0.88%	$4.41
Service Class	1,000.00	1,019.19	1.13%	5.66

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Sector Allocation and Top 10 Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.04%
Diversified REITs	6.42%
Health Care REITs	14.30%
Hotel REITs	4.21%
Industrial REITs	1.95%
Mall REITs	13.59%
Manufactured Housing REITs	1.01%
Multifamily REITs	17.07%
Office REITs	11.90%
Office/Industrial REITs	5.67%
Real Estate Operating Companies	0.87%
Self-Storage REITs	7.35%
Shopping Center REITs	8.11%
Single Tenant REITs	1.00%
Specialty REITs	3.59%
Short-Term Investments	4.02%
Securities Lending Collateral	24.70%
Total Value of Securities	125.76%
Obligation to Return Securities Lending Collateral	(25.17%)
Liabilities Net of Receivables and Other Assets	(0.59%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	9.61%
Public Storage	6.68%
Equity Residential	5.23%
Vornado Realty Trust	4.69%
Boston Properties	4.57%
HCP	4.38%
Ventas	3.54%
Digital Realty Trust	3.33%
Host Hotels & Resorts	3.02%
AvalonBay Communities	2.92%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–97.04%
Diversified REITs–6.42%
*Colonial Properties Trust	167,075	$2,427,600
*Vornado Realty Trust	186,293	13,590,074
*Washington Real Estate Investment Trust	94,820	2,616,084
		18,633,758
Health Care REITs–14.30%
Cogdell Spencer	158,938	1,074,421
*HCP	394,100	12,709,725
*Health Care REIT	52,475	2,210,247
*Healthcare Realty Trust	166,200	3,651,414
Nationwide Health Properties	207,595	7,425,673
*Omega Healthcare Investors	207,355	4,132,585
*Ventas	218,550	10,260,923
		41,464,988
Hotel REITs–4.21%
*†Chesapeake Lodging Trust	34,574	546,961
*DiamondRock Hospitality	353,426	2,905,162
*Host Hotels & Resorts	650,468	8,768,308
		12,220,431
Industrial REITs–1.95%
AMB Property	174,460	4,136,446
First Potomac Realty Trust	104,675	1,504,180
		5,640,626
Mall REITs–13.59%
*CBL & Associates Properties	191,085	2,377,097
*Macerich	170,583	6,366,158
Simon Property Group	345,053	27,863,030
*Taubman Centers	74,800	2,814,724
		39,421,009
Manufactured Housing REITs–1.01%
*Equity Lifestyle Properties	60,949	2,939,570
		2,939,570
Multifamily REITs–17.07%
Apartment Investment & Management	128,198	2,483,195
*Associated Estates Realty	205,700	2,663,815
*AvalonBay Communities	90,840	8,481,731
*BRE Properties	142,775	5,272,681
*Camden Property Trust	136,225	5,564,791
*Equity Residential	364,125	15,162,165
*Essex Property Trust	46,541	4,539,609
UDR	278,831	5,334,037
		49,502,024
Office REITs–11.90%
*Alexandria Real Estate Equities	46,845	2,968,568
*BioMed Realty Trust	169,035	2,719,773
*Boston Properties	185,775	13,253,188
*Corporate Office Properties Trust	84,650	3,196,384
*Kilroy Realty	134,575	4,000,915
SL Green Realty	151,843	8,357,439
		34,496,267
Office/Industrial REITs–5.67%
*Digital Realty Trust	167,275	9,648,421
*Duke Realty	106,345	1,207,016
*DuPont Fabros Technology	120,060	2,948,674
PS Business Parks	47,115	2,628,075
		16,432,186
Real Estate Operating Companies–0.87%
*†Gaylord Entertainment	114,525	2,529,857
		2,529,857
Self-Storage REITs–7.35%
*Extra Space Storage	141,025	1,960,248
*Public Storage	220,332	19,369,386
		21,329,634
Shopping Center REITs–8.11%
*Acadia Realty Trust	138,950	2,337,139
*Federal Realty Investment Trust	107,614	7,562,035
*Kimco Realty	530,075	7,124,208
*Ramco-Gershenson Properties Trust	108,025	1,091,053
*Regency Centers	157,194	5,407,474
		23,521,909
Single Tenant REITs–1.00%
*National Retail Properties	135,050	2,895,472
		2,895,472
Specialty REITs–3.59%
*Entertainment Properties Trust	97,289	3,703,792
*Plum Creek Timber	81,850	2,826,281
*Rayonier	87,861	3,867,641
		10,397,714
Total Common Stock
(cost $259,320,146)		281,425,445

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–4.02%
Discount Notes–3.15%
Federal Home Loan Bank
0.001% 7/1/10	$3,636,617	3,636,617
0.001% 7/6/10	2,727,462	2,727,454
0.01% 7/7/10	306,597	306,596
0.01% 7/15/10	1,230,389	1,230,379
0.05% 7/16/10	1,237,473	1,237,463
		9,138,509
U.S. Treasury Obligations–0.87%
U.S. Treasury Bills
0.005% 7/1/10	1,597,857	1,597,856
0.045% 7/15/10	930,243	930,211
		2,528,067
Total Short-Term Investments
(cost $11,666,582)		11,666,576

Total Value of Securities
Before Securities Lending
Collateral–101.06%
(cost $270,986,728)		293,092,021

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–24.70%
Investment Companies
Mellon GSL DBT II Collateral Fund	69,729,332	69,729,332
BNY Mellon SL DB II Liquidating Fund	1,868,966	1,826,727
@†Mellon GSL Reinvestment Trust II	1,389,278	59,044
Total Securities Lending Collateral
(cost $72,987,576)		71,615,103

REIT Series-3

Delaware VIP® REIT Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–125.76% (COST $343,974,304)	$364,707,124 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(25.17%)	(72,987,576)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.59%)	(1,713,415)
NET ASSETS APPLICABLE TO 36,318,532 SHARES OUTSTANDING–100.00%	$290,006,133
NET ASSET VALUE–DELAWARE VIP REIT SERIES
STANDARD CLASS ($160,431,650 / 20,098,179 Shares)	$7.98
NET ASSET VALUE–DELAWARE VIP REIT SERIES
SERVICE CLASS ($129,574,483 / 16,220,353 Shares)	$7.99
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$476,166,635
Undistributed net investment income	3,823,027
Accumulated net realized loss on investments	(210,716,349)
Net unrealized appreciation of investments	20,732,820
Total net assets	$290,006,133
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $71,225,394 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $59,044, which represented 0.02% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

REIT – Real Estate Investment Trust

See accompanying notes

REIT Series-4

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,050,548
Securities lending income	44,245
Interest	3,461
6,098,254

EXPENSES:
Management fees	1,074,292
Distribution expenses – Service Class	193,860
Reports and statements to shareholders	63,149
Accounting and administration expenses	56,891
Dividend disbursing and transfer agent fees and expenses	20,903
Audit and tax	13,253
Legal fees	12,687
Trustees’ fees	8,344
Insurance fees	4,928
Custodian fees	3,102
Consulting fees	1,365
Dues and services	1,359
Trustees’ expenses	547
Registration fees	322
Pricing fees	194
1,455,196
Less waiver of distribution expenses – Service Class	(32,284)
Total operating expenses	1,422,912

NET INVESTMENT INCOME	4,675,342

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	32,986,978
Net change in unrealized appreciation/depreciation
of investments	(23,164,468)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	9,822,510

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$14,497,852

See accompanying notes

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$4,675,342	$6,901,872
Net realized gain (loss) on investments	32,986,978	(117,818,254)
Net change in unrealized appreciation/
depreciation of investments	(23,164,468)	160,544,349
Net increase in net assets resulting
from operations	14,497,852	49,627,967

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(4,671,915)	(5,646,592)
Service Class	(3,541,915)	(4,865,041)
	(8,213,830)	(10,511,633)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,692,909	17,883,933
Service Class	15,690,470	13,774,766
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	4,671,915	5,646,592
Service Class	3,541,915	4,865,040
	42,597,209	42,170,331
Cost of shares repurchased:
Standard Class	(15,037,484)	(32,255,131)
Service Class	(17,485,826)	(38,016,417)
	(32,523,310)	(70,271,548)
Increase (decrease) in net assets derived
from capital share transactions	10,073,899	(28,101,217)

NET INCREASE IN NET ASSETS	16,357,921	11,015,117

NET ASSETS:
Beginning of period	273,648,212	262,633,095
End of period (including undistributed
net investment income of $3,823,027
and $7,361,515, respectively)	$290,006,133	$273,648,212

See accompanying notes

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$7.750	$6.640	$15.830	$22.860	$18.770	$19.080

Income (loss) from investment operations:
Net investment income2	0.137	0.189	0.244	0.253	0.378	0.523
Net realized and unrealized gain (loss) on investments	0.332	1.211	(3.678)	(2.541)	5.424	0.618
Total from investment operations	0.469	1.400	(3.434)	(2.288)	5.802	1.141

Less dividends and distributions from:
Net investment income	(0.239)	(0.290)	(0.348)	(0.297)	(0.395)	(0.360)
Net realized gain on investments	–	–	(5.408)	(4.445)	(1.317)	(1.091)
Total dividends and distributions	(0.239)	(0.290)	(5.756)	(4.742)	(1.712)	(1.451)

Net asset value, end of period	$7.980	$7.750	$6.640	$15.830	$22.860	$18.770

Total return3	5.78%	23.31%	(35.06% )	(13.94% )	32.63%	7.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,432	$148,975	$136,561	$250,072	$672,738	$637,889
Ratio of expenses to average net assets	0.88%	0.89%	0.87%	0.83%	0.84%	0.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.88%	0.89%	0.87%	0.83%	0.84%	0.85%
Ratio of net investment income to average net assets	3.38%	3.13%	2.37%	1.30%	1.87%	2.89%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.38%	3.13%	2.37%	1.30%	1.87%	2.89%
Portfolio turnover	197%	183%	106%	72%	100%	42%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

REIT Series-6

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$7.760	$6.620	$15.790	$22.820	$18.740	$19.050

Income (loss) from investment operations:
Net investment income2	0.126	0.174	0.218	0.205	0.327	0.478
Net realized and unrealized gain (loss) on investments	0.328	1.230	(3.680)	(2.544)	5.420	0.622
Total from investment operations	0.454	1.404	(3.462)	(2.339)	5.747	1.100

Less dividends and distributions from:
Net investment income	(0.224)	(0.264)	(0.300)	(0.246)	(0.350)	(0.319)
Net realized gain on investments	–	–	(5.408)	(4.445)	(1.317)	(1.091)
Total dividends and distributions	(0.224)	(0.264)	(5.708)	(4.691)	(1.667)	(1.410)

Net asset value, end of period	$7.990	$7.760	$6.620	$15.790	$22.820	$18.740

Total return3	5.59%	23.24%	(35.28)	(14.18% )	32.32%	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,574	$124,673	$126,072	$237,362	$314,551	$201,883
Ratio of expenses to average net assets	1.13%	1.14%	1.12%	1.08%	1.09%	1.10%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.18%	1.19%	1.17%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	3.13%	2.88%	2.12%	1.05%	1.62%	2.64%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.08%	2.83%	2.07%	1.00%	1.57%	2.59%
Portfolio turnover	197%	183%	106%	72%	100%	42%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

REIT Series-7

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2010.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

REIT Series-8

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $7,162 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$187,191	$3,120	$27,948	$3,223
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $3,541 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$274,665,454
Sales	271,109,860

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$403,074,358	$6,908,955	$(45,276,189)	$(38,367,234)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

REIT Series-9

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$281,425,445	$–	$–	$281,425,445
Securities Lending Collateral	69,729,332	1,826,727	59,044	71,615,103
Short-Term	2,528,067	9,138,509	–	11,666,576
Total	$353,682,844	$10,965,236	$59,044	$364,707,124

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$59,044
Net change in unrealized appreciation/depreciation	–
Balance as of 6/30/10	$59,044

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$8,213,830	$10,511,633
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$476,166,635
Realized losses 1/1/10 – 6/30/10	(4,385)
Undistributed ordinary income	3,823,027
Capital loss carryforwards as of 12/31/09	(151,611,910)
Unrealized depreciation of investments	(38,367,234)
Net assets	$290,006,133

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $59,739,771 expires in 2016 and $91,872,139 expires in 2017.

For the six months ended June 30, 2010, the Series had capital losses of $4,385, which may increase the capital loss carryforwards.

REIT Series-10

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	2,216,707	2,993,469
Service Class	1,894,474	2,381,821

Shares issued upon reinvestment of dividends and distributions:
Standard Class	533,324	1,100,700
Service Class	403,867	946,506
	5,048,372	7,422,496
Shares repurchased:
Standard Class	(1,866,014)	(5,458,860)
Service Class	(2,151,461)	(6,291,707)
	(4,017,475)	(11,750,567)
Net increase (decrease)	1,030,897	(4,328,071)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $71,225,394, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2010, the value of invested collateral was $71,615,103. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

9. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

13. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

REIT Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP REIT Series
Shares Voted For	29,073,620.546
Percentage of Outstanding Shares	78.631%
Percentage of Shares Voted	91.227%
Shares Voted Against	1,074,849.233
Percentage of Outstanding Shares	2.907%
Percentage of Shares Voted	3.373%
Shares Abstained	1,721,048.369
Percentage of Outstanding Shares	4.655%
Percentage of Shares Voted	5.400%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15532 SA-VIPREIT [6/10] DG3 8/10 (6192)	REIT Series-13

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Sector allocation and top 10 holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,016.90	0.84%	$4.20
Service Class	1,000.00	1,015.50	1.09%	5.45
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.63	0.84%	$4.21
Service Class	1,000.00	1,019.39	1.09%	5.46

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Sector Allocation and Top 10 Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.40%
Basic Industry	11.59%
Business Services	1.63%
Capital Spending	9.06%
Consumer Cyclical	2.26%
Consumer Services	12.06%
Consumer Staples	4.29%
Energy	7.90%
Financial Services	22.20%
Health Care	4.67%
Real Estate	4.11%
Technology	12.03%
Transportation	3.13%
Utilities	2.47%
Short-Term Investments	2.99%
Securities Lending Collateral	15.47%
Total Value of Securities	115.86%
Obligation to Return Securities Lending Collateral	(15.63%)
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Whiting Petroleum	2.90%
Newfield Exploration	2.38%
Platinum Underwriters Holdings	2.34%
Cirrus Logic	2.32%
Del Monte Foods	2.28%
FMC	2.27%
Albemarle	2.16%
Cytec Industries	1.97%
Crown Holdings	1.87%
Bank of Hawaii	1.84%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–97.40%
Basic Industry–11.59%
*Albemarle	400,900	$15,919,739
†Crown Holdings	553,000	13,847,120
Cytec Industries	363,800	14,548,362
*FMC	292,300	16,786,789
*Glatfelter	292,900	3,177,965
*Kaiser Aluminum	140,500	4,871,135
†Thompson Creek Metals	605,900	5,259,212
Valspar	373,100	11,237,772
		85,648,094
Business Services–1.63%
Brink’s	218,200	4,152,346
†United Stationers	113,300	6,171,451
*Viad	97,300	1,717,345
		12,041,142
Capital Spending–9.06%
*Actuant Class A	502,600	9,463,958
†Altra Holdings	259,200	3,374,784
†Chicago Bridge & Iron	388,100	7,300,161
*Gardner Denver	280,500	12,507,495
@Insteel Industries	263,400	3,060,708
*Mueller Water Products Class A	806,584	2,992,427
*Regal Beloit	188,100	10,492,218
*Wabtec	119,000	4,746,910
*Walter Energy	213,500	12,991,475
		66,930,136
Consumer Cyclical–2.26%
*†Autoliv	100,000	4,785,000
Knoll	262,663	3,490,791
*MDC Holdings	314,000	8,462,300
		16,738,091
Consumer Services–12.06%
bebe Stores	332,200	2,126,080
Brinker International	265,000	3,831,900
Cato Class A	344,500	7,585,890
*†CEC Entertainment	183,500	6,470,210
†Children’s Place Retail Stores	171,700	7,558,234
*†Collective Brands	212,200	3,352,760
*Finish Line Class A	299,500	4,172,035
†Genesco	263,500	6,932,685
*†Jack in the Box	328,000	6,379,600
Men’s Wearhouse	275,600	5,060,016
*Meredith	259,500	8,078,235
*†Movado Group	342,700	3,660,036
PETsMART	272,300	8,215,291
Stage Stores	426,325	4,553,151
†Warnaco Group	183,700	6,638,918
Wolverine World Wide	176,650	4,455,113
		89,070,154
Consumer Staples–4.29%
*Del Monte Foods	1,171,100	16,852,129
Herbalife	226,300	10,421,115
*Schweitzer-Mauduit International	87,600	4,419,420
		31,692,664
Energy–7.90%
†Forest Oil	295,700	8,090,352
†Newfield Exploration	359,400	17,560,284
*Southwest Gas	381,100	11,242,450
*†Whiting Petroleum	273,300	21,432,186
		58,325,272
Financial Services–22.20%
Bank of Hawaii	281,100	13,591,185
Berkley (W.R.)	267,243	7,071,250
Boston Private Financial Holdings	666,200	4,283,666
Community Bank System	299,800	6,604,594
CVB Financial	296,500	2,816,750
East West Bancorp	846,536	12,909,674
First Financial Bancorp	359,000	5,367,050
First Midwest Bancorp	355,000	4,316,800
Hancock Holding	302,700	10,098,072
@Harleysville Group	350,100	10,863,603
@Independent Bank	364,800	9,003,264
@Infinity Property & Casualty	280,500	12,953,490
@NBT Bancorp	500,500	10,220,210
Platinum Underwriters Holdings	475,800	17,266,781
S&T Bancorp	168,900	3,337,464
@Selective Insurance Group	765,100	11,369,386
*StanCorp Financial Group	119,600	4,848,584
Sterling Bancshares	1,218,600	5,739,606
Univest Corporation of Pennsylvania	65,800	1,139,656
Validus Holdings	280,721	6,855,207
@Wesbanco	195,700	3,297,545
		163,953,837
Health Care–4.67%
†Alliance HealthCare Services	392,800	1,586,912
*Cooper	202,500	8,057,475
*Owens & Minor	226,650	6,432,327
Service Corporation International	1,225,800	9,070,920
*Universal Health Services Class B	244,600	9,331,490
		34,479,124
Real Estate–4.11%
*Brandywine Realty Trust	538,933	5,793,530
*Education Realty Trust	408,700	2,464,461
*Government Properties Income Trust	197,500	5,040,200
Highwoods Properties	297,500	8,258,600
Washington Real Estate Investment Trust	318,000	8,773,620
		30,330,411
Technology–12.03%
*Black Box	110,300	3,076,267
†Brocade Communications Systems	892,400	4,604,784
†Checkpoint Systems	364,200	6,322,512
*†Cirrus Logic	1,085,700	17,164,917
*†Compuware	829,000	6,615,420
†Electronics for Imaging	330,000	3,217,500
†Fabrinet	66,300	709,410
*†ON Semiconductor	613,000	3,910,940
*†Parametric Technology	647,700	10,149,459
@†Premiere Global Services	621,950	3,943,163
@QAD	358,500	1,480,605
*†Synopsys	644,700	13,454,889

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
*†Tech Data	172,500	$6,144,450
*†Vishay Intertechnology	1,040,200	8,051,148
		88,845,464
Transportation–3.13%
*Alexander & Baldwin	376,100	11,200,258
*†Kirby	215,500	8,242,875
†Saia	247,800	3,717,000
		23,160,133
Utilities–2.47%
*Black Hills	162,600	4,629,222
*†El Paso Electric	551,700	10,675,395
*Otter Tail	152,700	2,951,691
		18,256,308
Total Common Stock
(cost $649,956,620)		719,470,830

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–2.99%
Discount Notes–2.32%
Federal Home Loan Bank
0.001% 7/1/10	$6,634,082	6,634,081
0.001% 7/6/10	4,975,560	4,975,546
0.01% 7/7/10	559,307	559,307
0.01% 7/15/10	2,244,522	2,244,513
0.05% 7/16/10	2,708,182	2,708,231
		17,121,678
U.S. Treasury Obligations–0.67%
U.S. Treasury Bills
0.005% 7/1/10	2,914,883	2,914,883
0.045% 7/15/10	2,033,090	2,033,019
		4,947,902
Total Short-Term Investments
(cost $22,069,588)		22,069,580

Total Value of Securities
Before Securities
Lending Collateral–100.39%
(cost $672,026,208)		741,540,410

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–15.47%
Investment Companies
Mellon GSL DBT II
Collateral Fund	109,892,448	109,892,448
BNY Mellon SL DB II
Liquidating Fund	4,424,616	4,324,620
†@ Mellon GSL Reinvestment Trust II	1,155,865	49,124
Total Securities Lending Collateral
(cost $115,472,929)		114,266,192

TOTAL VALUE OF SECURITIES–115.86% (COST $787,499,137)	855,806,602 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(15.63%)	(115,472,929)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(1,654,920)
NET ASSETS APPLICABLE TO 30,082,013 SHARES OUTSTANDING–100.00%	$738,678,753
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES
STANDARD CLASS ($275,836,743 / 11,226,344 Shares)	$24.57
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES
SERVICE CLASS ($462,842,010 / 18,855,669 Shares)	$24.55
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$718,710,837
Undistributed net investment income	1,308,666
Accumulated net realized loss on investments	(49,648,215)
Net unrealized appreciation of investments	68,307,465
Total net assets	$738,678,753

____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $66,241,098, which represented 8.97% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $112,693,671 of securities loaned.

See accompanying notes

Small Cap Value Series-4

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,562,780
Securities lending income	67,918
Interest	10,686
4,641,384

EXPENSES:
Management fees	2,859,146
Distribution expenses – Service Class	735,703
Accounting and administration expenses	155,196
Reports and statements to shareholders	100,387
Dividend disbursing and transfer agent fees and expenses	47,321
Legal fees	30,376
Audit and tax	25,922
Trustees’ fees	22,820
Insurance fees	13,924
Custodian fees	10,005
Consulting fees	3,770
Dues and services	2,747
Trustees’ expenses	1,515
Pricing fees	365
Registration fees	22
4,009,219
Less waiver of distribution expenses – Service Class	(122,535)
Total operating expenses	3,886,684

NET INVESTMENT INCOME	754,700

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	32,236,763
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(21,338,181)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	10,898,582

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$11,653,282

See accompanying notes

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$754,700	$4,298,577
Net realized gain (loss) on investments and
foreign currencies	32,236,763	(49,241,612)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(21,338,181)	231,671,851
Net increase in net assets
resulting from operations	11,653,282	186,728,816

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,955,999)	(2,410,975)
Service Class	(2,370,846)	(2,827,391)
	(4,326,845)	(5,238,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	26,880,559	35,346,942
Service Class	36,841,765	40,983,538
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,591,354	2,410,975
Service Class	2,370,846	2,827,391
	67,684,524	81,568,846
Cost of shares repurchased:
Standard Class	(34,937,869)	(66,943,338)
Service Class	(50,424,910)	(101,954,279)
	(85,362,779)	(168,897,617)
Decrease in net assets derived from capital
share transactions	(17,678,255)	(87,328,771)

NET INCREASE (DECREASE)
IN NET ASSETS	(10,351,818)	94,161,679

NET ASSETS:
Beginning of period	749,030,571	654,868,892
End of period (including undistributed
net investment income of $1,308,666
and $4,880,811, respectively)	$738,678,753	$749,030,571

See accompanying notes

Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	VIP Small Cap Value Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$24.310	$18.630	$28.650	$33.420	$30.830	$30.450

Income (loss) from investment operations:
Net investment income2	0.045	0.160	0.190	0.194	0.146	0.121
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.387	5.712	(8.248)	(2.127)	4.703	2.539
Total from investment operations	0.432	5.872	(8.058)	(1.933)	4.849	2.660

Less dividends and distributions from:
Net investment income	(0.172)	(0.192)	(0.201)	(0.168)	(0.082)	(0.114)
Net realized gain on investments	–	–	(1.761)	(2.669)	(2.177)	(2.166)
Total dividends and distributions	(0.172)	(0.192)	(1.962)	(2.837)	(2.259)	(2.280)

Net asset value, end of period	$24.570	$24.310	$18.630	$28.650	$33.420	$30.830

Total return3	1.69%	31.83%	(29.88% )	(6.62% )	16.19%	9.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$275,837	$279,723	$241,427	$353,412	$502,801	$413,633
Ratio of expenses to average net assets	0.84%	0.85%	0.85%	0.81%	0.84%	0.85%
Ratio of net investment income to average net assets	0.35%	0.82%	0.78%	0.61%	0.46%	0.41%
Portfolio turnover	9%	19%	29%	27%	36%	32%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Small Cap Value Series-6

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		VIP Small Cap Value Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$24.280	$18.590	$28.570	$33.330	$30.760	$30.390

Income (loss) from investment operations:
Net investment income2	0.013	0.111	0.129	0.115	0.066	0.048
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.380	5.709	(8.226)	(2.117)	4.689	2.536
Total from investment operations	0.393	5.820	(8.097)	(2.002)	4.755	2.584

Less dividends and distributions from:
Net investment income	(0.123)	(0.130)	(0.122)	(0.089)	(0.008)	(0.048)
Net realized gain on investments	–	–	(1.761)	(2.669)	(2.177)	(2.166)
Total dividends and distributions	(0.123)	(0.130)	(1.883)	(2.758)	(2.185)	(2.214)

Net asset value, end of period	$24.550	$24.280	$18.590	$28.570	$33.330	$30.760

Total return3	1.55%	31.56%	(30.07% )	(6.84% )	15.89%	9.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$462,842	$469,308	$413,442	$626,060	$682,181	$511,723
Ratio of expenses to average net assets	1.09%	1.10%	1.10%	1.06%	1.09%	1.10%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.14%	1.15%	1.15%	1.11%	1.14%	1.15%
Ratio of net investment income to average net assets	0.10%	0.57%	0.53%	0.36%	0.21%	0.16%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	0.05%	0.52%	0.48%	0.31%	0.16%	0.11%
Portfolio turnover	9%	19%	29%	27%	36%	32%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Small Cap Value Series-7

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2010.

Small Cap Value Series-8

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $19,537 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$468,735	$8,003	$100,532	$8,299
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $8,750 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$34,863,303
Sales	62,818,946

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$788,074,037	$154,173,732	$(86,441,167)	$67,732,565

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$719,470,830	$–	$–	$719,470,830
Securities Lending Collateral	109,892,448	4,324,620	49,124	114,266,192
Short-Term	4,947,902	17,121,678	–	22,069,580
Total	$834,311,180	$21,446,298	$49,124	$855,806,602

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible	Securities
	Common	Preferred	Lending	Total
	Stock	Stock	Collateral	Series
Balance as of 12/31/09	$3,688,447	$7,043,586	$49,124	$10,781,157
Sales	(2,110,352)	(4,030,000)	–	(6,140,352)
Net change in unrealized appreciation/depreciation	(1,578,095)	(3,013,586)	–	(4,591,681)
Balance as of 6/30/10	$–	$–	$49,124	$49,124

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$–	$–	$–	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$4,326,845	$5,238,366
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$718,710,837
Undistributed ordinary income	1,308,666
Realized gains 1/1/10 – 6/30/10	24,914,531
Capital loss carryforwards as of 12/31/09	(73,987,846)
Unrealized appreciation of investments	67,732,565
Net assets	$738,678,753

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $8,993,730 expires in 2016 and $64,994,116 expires in 2017.

For the six months ended June 30, 2010, the Series had capital gains of $24,914,531, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	1,021,334	1,855,882
Service Class	1,405,767	2,137,247

Shares issued upon reinvestment of dividends and distributions:
Standard Class	56,371	135,753
Service Class	84,013	159,200
	2,567,485	4,288,082
Shares repurchased:
Standard Class	(1,355,565)	(3,443,312)
Service Class	(1,963,625)	(5,207,620)
	(3,319,190)	(8,650,932)
Net decrease	(751,705)	(4,362,850)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
At June 30, 2010, the value of the securities on loan was $112,693,671, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2010, the value of invested collateral was $114,266,192. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Small Cap Value Series-12

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Small Cap Value Series
Shares Voted For	21,881,121.336
Percentage of Outstanding Shares	68.269%
Percentage of Shares Voted	92.815%
Shares Voted Against	661,970.618
Percentage of Outstanding Shares	2.065%
Percentage of Shares Voted	2.808%
Shares Abstained	1,031,853.496
Percentage of Outstanding Shares	3.220%
Percentage of Shares Voted	4.377%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15533 SA-VIPSCV [6/10] DG3 8/10 (6192)	Small Cap Value Series-13

Delaware VIP® Trust
Delaware VIP Trend Series (Closed to new investors)

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Sector allocation and top 10 holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Trend Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Trend Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Trend Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,040.10	0.88%	$4.45
Service Class	1,000.00	1,038.30	1.13%	5.71
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.43	0.88%	$4.41
Service Class	1,000.00	1,019.19	1.13%	5.66

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Trend Series-1

Delaware VIP® Trust — Delaware VIP Trend Series
Sector Allocation and Top 10 Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	98.19%
Consumer Discretionary	22.74%
Consumer Staples	7.92%
Energy	4.54%
Financial Services	14.45%
Health Care	13.75%
Producer Durables	10.49%
Technology	19.89%
Utilities	4.41%
Short-Term Investments	2.48%
Securities Lending Collateral	11.72%
Total Value of Securities	112.39%
Obligation to Return Securities Lending Collateral	(11.87%)
Liabilities Net of Receivables and Other Assets	(0.52%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percent
Top 10 Holdings	of Net Assets
SBA Communications Class A	5.11%
Perrigo	4.71%
Peet’s Coffee & Tea	4.57%
Core Laboratories	4.54%
Techne	4.50%
j2 Global Communications	4.41%
NetFlix	4.16%
IntercontinentalExchange	4.11%
Blackbaud	4.10%
Affiliated Managers Group	4.00%

Trend Series-2

Delaware VIP® Trust — Delaware VIP Trend Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.19%
Consumer Discretionary–22.74%
†*DineEquity	197,900	$5,525,368
*Fastenal	196,100	9,842,259
*Gentex	336,800	6,055,664
†*Interval Leisure Group	470,100	5,852,745
†*NetFlix	120,800	13,124,921
*Ritchie Bros. Auctioneers	360,100	6,561,022
*Strayer Education	58,800	12,223,932
*Weight Watchers International	487,400	12,521,306
		71,707,217
Consumer Staples–7.92%
†*Peet’s Coffee & Tea	367,286	14,423,321
†*Whole Foods Market	292,400	10,532,248
		24,955,569
Energy–4.54%
*Core Laboratories	96,989	14,316,546
		14,316,546
Financial Services–14.45%
†Affiliated Managers Group	207,400	12,603,698
*Heartland Payment Systems	658,924	9,778,432
†IntercontinentalExchange	114,600	12,953,238
†optionsXpress Holdings	648,700	10,210,538
		45,545,906
Health Care–13.75%
†*Abiomed	635,900	6,155,512
†*athenahealth	311,700	8,144,721
*Perrigo	251,200	14,838,384
*Techne	247,200	14,201,640
		43,340,257
Producer Durables–10.49%
*C.H. Robinson Worldwide	212,400	11,822,184
*Expeditors International of Washington	331,200	11,429,712
*Graco	348,900	9,835,491
		33,087,387
Technology–19.89%
*Blackbaud	594,014	12,931,685
†*SBA Communications Class A	473,500	16,103,735
†Teradata	309,500	9,433,560
†*VeriFone Holdings	629,600	11,918,328
†*VeriSign	464,370	12,329,024
		62,716,332
Utilities–4.41%
†*j2 Global Communications	636,100	13,892,424
		13,892,424
Total Common Stock
(cost $302,026,034)		309,561,638

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–2.48%
Discount Notes–1.91%
Federal Home Loan Bank
0.001% 7/1/10	$2,329,162	2,329,162
0.001% 7/6/10	1,746,872	1,746,866
0.01% 7/7/10	196,368	196,367
0.01% 7/15/10	788,033	788,027
0.05% 7/16/10	974,800	974,792
		6,035,214
U.S. Treasury Obligations–0.57%
U.S. Treasury Bills
0.005% 7/1/10	1,023,387	1,023,387
0.045% 7/15/10	781,679	781,652
		1,805,039
Total Short-Term Investments
(cost $7,840,256)		7,840,253

Total Value of Securities
Before Securities Lending
Collateral–100.67%
(cost $309,866,290)		317,401,891

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–11.72%
Investment Companies
Mellon GSL DBT II Collateral Fund	35,413,967	35,413,967
BNY Mellon SL DB II Liquidating Fund	1,546,634	1,511,680
†@ Mellon GSL Reinvestment Trust II	462,002	19,635
Total Securities Lending Collateral
(cost $37,422,603)		36,945,282

Trend Series-3

Delaware VIP® Trend Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–112.39% (COST $347,288,893)	354,347,173 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(11.87%)	(37,422,603)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.52%)	(1,646,439)
NET ASSETS APPLICABLE TO 11,876,068 SHARES OUTSTANDING–100.00%	$315,278,131
NET ASSET VALUE–DELAWARE VIP TREND SERIES
STANDARD CLASS ($235,153,041 / 8,798,251 Shares)	$26.73
NET ASSET VALUE–DELAWARE VIP TREND SERIES
SERVICE CLASS ($80,125,090 / 3,077,817 Shares)	$26.03
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$304,015,665
Accumulated net realized gain on investments	4,204,186
Net unrealized appreciation of investments	7,058,280
Total net assets	$315,278,131
____________________

†	Non income producing security.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $19,635 which represented 0.01% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $36,599,289 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

Trend Series-4

Delaware VIP® Trust —
Delaware VIP Trend Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$914,361
Securities lending income	151,579
Interest income	3,540
Foreign tax withheld	(6,985)
1,062,495

EXPENSES:
Management fees	1,230,138
Distribution expenses – Service Class	123,895
Reports and statements to shareholders	69,709
Accounting and administration expenses	65,148
Dividend disbursing and transfer agent fees and expenses	21,368
Audit and tax	14,045
Legal fees	13,230
Trustees’ fees	9,558
Insurance fees	5,890
Custodian fees	4,288
Consulting fees	1,624
Dues and services	1,592
Trustees’ expenses	640
Pricing fees	185
Registration fees	97
1,561,407
Less waiver of distribution expenses – Service Class	(20,635)
Total operating expenses	1,540,772

NET INVESTMENT LOSS	(478,277)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	67,036,530
Foreign currencies	24,903
Net realized gain	67,061,433
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(53,467,698)

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	13,593,735

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$13,115,458

See accompanying notes

Delaware VIP Trust —
Delaware VIP Trend Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(478,277)	$(1,182,341)
Net realized gain (loss) on investments and
foreign currencies	67,061,433	(13,147,198)
Net change in unrealized appreciation/
depreciation of investments	(53,467,698)	131,642,200
Net increase in net assets resulting
from operations	13,115,458	117,312,661

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,988,039	11,834,949
Service Class	8,994,122	11,164,913
	17,982,161	22,999,862
Cost of shares repurchased:
Standard Class	(25,077,068)	(28,595,604)
Service Class	(12,920,060)	(21,394,652)
	(37,997,128)	(49,990,256)
Decrease in net assets derived
from capital share transactions	(20,014,967)	(26,990,394)

NET INCREASE (DECREASE)
IN NET ASSETS	(6,899,509)	90,322,267

NET ASSETS:
Beginning of period	322,177,640	231,855,373
End of period (including accumulated
net investment loss of $–
and $8,200, respectively)	$315,278,131	$322,177,640

See accompanying notes

Trend Series-5

Delaware VIP® Trust — Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07	12/31/06		12/31/05
Net asset value, beginning of period	$25.700	$16.610		$38.500	$35.000	$32.530		$30.730

Income (loss) from investment operations:
Net investment loss2	(0.031)	(0.076)		(0.069)	(0.090)	(0.088)		(0.108)
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.061	9.166		(15.699)	3.836	2.558		1.908
Total from investment operations	1.030	9.090		(15.768)	3.746	2.470		1.800

Less dividends and distributions from:
Net realized gain on investments	–	–		(6.122)	(0.246)	–		–
Total dividends and distributions	–	–		(6.122)	(0.246)	–		–

Net asset value, end of period	$26.730	$25.700		$16.610	$38.500	$35.000		$32.530

Total return3	4.01%	54.73%		(46.74% )	10.75%	7.59%		5.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,153	$241,328		$170,993	$376,101	$410,167		$450,525
Ratio of expenses to average net assets	0.88%	0.89%		0.87%	0.86%	0.87%		0.87%
Ratio of net investment loss to average net assets	(0.23% )	(0.39%	)	(0.26% )	(0.24% )	(0.26%	)	(0.36%	)
Portfolio turnover	213%	103%		93%	78%	64%		63%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Trend Series-6

Delaware VIP® Trend Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07	12/31/06		12/31/05
Net asset value, beginning of period	$25.070	$16.240		$37.880	$34.530	$32.170		$30.460

Income (loss) from investment operations:
Net investment loss2	(0.063)	(0.125)		(0.133)	(0.184)	(0.171)		(0.182)
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.023	8.955		(15.385)	3.780	2.531		1.892
Total from investment operations	0.960	8.830		(15.518)	3.596	2.360		1.710

Less dividends and distributions from:
Net realized gain on investments	–	–		(6.122)	(0.246)	–		–
Total dividends and distributions	–	–		(6.122)	(0.246)	–		–

Net asset value, end of period	$26.030	$25.070		$16.240	$37.880	$34.530		$32.170

Total return3	3.83%	54.37%		(46.86% )	10.46%	7.34%		5.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,125	$80,850		$60,862	$132,088	$128,909		$119,361
Ratio of expenses to average net assets	1.13%	1.14%		1.12%	1.11%	1.12%		1.12%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.18%	1.19%		1.17%	1.16%	1.17%		1.17%
Ratio of net investment loss to average net assets	(0.48% )	(0.64%	)	(0.51% )	(0.49% )	(0.51%	)	(0.61%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.53% )	(0.69%	)	(0.56% )	(0.54% )	(0.56%	)	(0.66%	)
Portfolio turnover	213%	103%		93%	78%	64%		63%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Trend Series-7

Delaware VIP® Trust — Delaware VIP Trend Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,615 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

Trend Series-8

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $8,201 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$203,917	$3,399	$17,164	$3,525
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $3,913 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$337,228,940
Sales	362,014,464

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$347,361,619	$23,368,953	$16,383,399	$6,985,554

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed

Trend Series-9

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

3. Investments (continued)
based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$309,561,638	$–	$–	$309,561,638
Securities Lending Collateral	35,413,967	1,511,680	19,635	36,945,282
Short-Term	1,805,039	6,035,214	–	7,840,253
Total	$346,780,644	$7,546,894	$19,635	$354,347,173

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$19,635
Net change in unrealized appreciation/depreciation	–
Balance as of 6/30/10	$19,635

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$304,015,665
Capital loss carryforwards as of 12/31/09	(59,213,015)
Realized gains 1/1/10 – 6/30/10	63,489,927
Unrealized appreciation of investments and
foreign currencies	6,985,554
Net assets	$315,278,131

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated	Accumulated
Net Investment	Net Realized	Paid-in
Loss	Gain	Capital
$486,477	$(24,903)	$(461,574)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $22,165,948 expires in 2016 and $37,047,067 expires in 2017.

For the six months ended June 30, 2010, the Series had capital gains of $63,489,927, which may reduce the capital loss carryforwards.

Trend Series-10

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	333,197	565,927
Service Class	340,504	560,678
	673,701	1,126,605
Shares repurchased:
Standard Class	(923,692)	(1,473,995)
Service Class	(487,964)	(1,084,101)
	(1,411,656)	(2,558,096)
Net decrease	(737,955)	(1,431,491)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $36,599,289, for which the Series received collateral, comprised of non-cash collateral valued at $18,487, and cash collateral of $37,422,603. At June 30, 2010, the value of invested collateral was $36,945,282. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Trend Series-11

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

9. Credit and Market Risk (continued)
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid assets. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

12. Reorganization
On May 20, 2010, the Board responsible for the Delaware VIP Trend Series (the “Reorganizing Fund”) approved a proposal to reorganize the Reorganizing Fund with and into Delaware VIP Smid Cap Growth Series (the “Acquiring Fund”), a series of the Trust. The Board responsible for the Acquiring Fund also approved the reorganization.

Effective as of the close of business on June 18, 2010, the Reorganizing Fund was closed to new investors. The reorganization is expected to take place on or about October 11, 2010. Additionally, the Reorganizing Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed reorganization.

13. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Trend Series-12

Delaware VIP® Trust — Delaware VIP Trend Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Trend Series
Shares Voted For	10,504,238.232
Percentage of Outstanding Shares	81.185%
Percentage of Shares Voted	88.855%
Shares Voted Against	634,288.596
Percentage of Outstanding Shares	4.903%
Percentage of Shares Voted	5.365%
Shares Abstained	683,249.506
Percentage of Outstanding Shares	5.280%
Percentage of Shares Voted	5.780%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15534 SA-VIPT [6/10] DG3 8/10 (6192)	Trend Series-13

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Sector allocation and top 10 holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$907.00	0.75%	$3.55
Service Class	1,000.00	906.90	1.00%	4.73
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Sector Allocation and Top 10 Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	98.16%
Consumer Discretionary	12.30%
Consumer Staples	5.03%
Energy	4.21%
Financial Services	18.62%
Health Care	17.99%
Materials & Processing	2.59%
Producer Durables	2.60%
Technology	34.82%
Short-Term Investments	1.98%
Securities Lending Collateral	5.21%
Total Value of Securities	105.35%
Obligation to Return Securities Lending Collateral	(5.35%)
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	6.51%
Visa Class A	5.16%
Allergan	4.52%
Crown Castle International	4.38%
Google Class A	4.29%
Medco Health Solutions	4.28%
QUALCOMM	4.25%
EOG Resources	4.21%
Intuit	4.17%
Novo-Nordisk ADR	3.89%
U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.16%²
Consumer Discretionary–12.30%
Lowe’s	250,000	$5,105,000
*NIKE Class B	113,200	7,646,660
*†priceline.com	39,700	7,008,638
*Staples	335,000	6,381,750
		26,142,048
Consumer Staples–5.03%
Procter & Gamble	100,000	5,998,000
Walgreen	176,200	4,704,540
		10,702,540
Energy–4.21%
*EOG Resources	91,000	8,951,670
		8,951,670
Financial Services–18.62%
Bank of New York Mellon	230,000	5,678,700
CME Group	25,000	7,038,750
†IntercontinentalExchange	70,000	7,912,100
*MasterCard Class A	40,000	7,981,200
*†Visa Class A	155,000	10,966,250
		39,577,000
Health Care–17.99%
Allergan	165,000	9,612,900
†Gilead Sciences	180,000	6,170,400
†Medco Health Solutions	165,000	9,088,200
Novo-Nordisk ADR	102,000	8,264,040
UnitedHealth Group	180,000	5,112,000
		38,247,540
Materials & Processing–2.59%
Syngenta ADR	120,000	5,502,000
		5,502,000
Producer Durables–2.60%
*Expeditors International of Washington	160,000	5,521,600
		5,521,600
Technology–34.82%
†Adobe Systems	180,000	4,757,400
†Apple	55,000	13,834,150
*†Crown Castle International	250,000	9,315,000
†Google Class A	20,500	9,121,475
*†Intuit	255,000	8,866,350
QUALCOMM	275,000	9,031,000
†Symantec	340,000	4,719,200
†Teradata	202,600	6,175,248
*†VeriSign	308,700	8,195,985
		74,015,808
Total Common Stock
(cost $202,940,844)		208,660,206

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–1.98%
Discount Notes–1.55%
Federal Home Loan Bank
0.001% 7/1/10	$1,287,301	1,287,302
0.001% 7/6/10	965,476	965,473
0.01% 7/7/10	108,530	108,530
0.01% 7/15/10	435,537	435,533
0.05% 7/16/10	488,823	488,819
		3,285,657
U.S. Treasury Obligations–0.43%
U.S. Treasury Bills
0.005% 7/1/10	565,614	565,614
0.045% 7/15/10	342,368	342,356
		907,970
Total Short-Term Investments
(cost $4,193,628)		4,193,627

Total Value of Securities
Before Securities Lending
Collateral–100.14%
(cost $207,134,472)		212,853,833

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–5.21%
Investment Companies
Mellon GSL DBT II Collateral Fund	10,316,979	10,316,979
BNY Mellon SL DBT II
Liquidating Fund	766,840	749,509
@†Mellon GSL Reinvestment Trust II	289,789	12,316
Total Securities Lending Collateral
(cost $11,373,608)		11,078,804

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–105.35% (Cost $218,508,080)	$223,932,637 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.35%)	(11,373,608)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	3,932
NET ASSETS APPLICABLE TO 32,858,674 SHARES OUTSTANDING–100.00%	$212,562,961
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES
STANDARD CLASS ($136,898,687 / 21,085,015 Shares)	$6.49
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES
SERVICE CLASS ($75,664,274 / 11,773,659 Shares)	$6.43
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$253,767,788
Undistributed net investment income	6,629
Accumulated net realized loss on investments	(46,636,013)
Net unrealized appreciation of investments	5,424,557
Total net assets	$212,562,961
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $12,316, which represented 0.01% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $11,114,852 of securities loaned.

ADR – American Depositary Receipts

See accompanying notes

U.S. Growth Series-4

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$962,225
Interest	11,644
Securities lending income	9,156
Foreign tax withheld	(40,948)
942,077

EXPENSES:
Management fees	719,549
Distribution expenses – Service Class	109,188
Accounting and administration expenses	43,969
Dividend disbursing and transfer agent fees and expenses	14,419
Reports and statements to shareholders	13,314
Audit and tax	11,140
Legal fees	9,458
Trustees’ fees	6,448
Insurance fees	3,826
Custodian fees	2,874
Dues and services	1,124
Consulting fees	1,124
Trustees’ expenses	419
Pricing fees	122
Registration fees	114
937,088
Less waiver of distribution expenses – Service Class	(18,181)
Total operating expenses	918,907

NET INVESTMENT INCOME	23,170

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:
Net realized loss on investments	(1,355,165)
Net change in unrealized appreciation/depreciation
of investments	(20,263,449)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(21,618,614)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(21,595,444)

See accompanying notes

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$23,170	$112,704
Net realized loss on investments
and foreign currencies	(1,355,165)	(37,125,105)
Net change in unrealized appreciation/
depreciation of investments	(20,263,449)	98,992,576
Net increase (decrease) in net assets
resulting from operations	(21,595,444)	61,980,175

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(105,883)	(348,065)
	(105,883)	(348,065)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	532,891	26,399,773
Service Class	27,454,850	36,155,403
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	4,391	348,065
	27,992,132	62,903,241
Cost of shares repurchased:
Standard Class	(1,155,893)	(49,780,577)
Service Class	(8,865,658)	(8,837,043)
	(10,021,551)	(58,617,620)
Increase in net assets derived
from capital share transactions	17,970,581	4,285,621

NET INCREASE (DECREASE) IN
NET ASSETS	(3,730,746)	65,917,731

NET ASSETS:
Beginning of period	216,293,707	150,375,976
End of period (including undistributed
net investment income of $6,629
and $89,342, respectively)	$212,562,961	$216,293,707

See accompanying notes

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06		12/31/05
Net asset value, beginning of period	$7.160	$5.010	$8.960	$7.960	$7.780		$6.830

Income (loss) from investment operations:
Net investment income (loss)2	0.004	0.007	0.016	0.007	(0.003)		(0.005)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.669)	2.157	(3.768)	0.993	0.183		0.997
Total from investment operations	(0.665)	2.164	(3.752)	1.000	0.180		0.992

Less dividends and distributions from:
Net investment income	(0.005)	(0.014)	(0.003)	–	–		(0.042)
Net realized gain on investments	–	–	(0.195)	–	–		–
Total dividends and distributions	(0.005)	(0.014)	(0.198)	–	–		(0.042)

Net asset value, end of period	$6.490	$7.160	$5.010	$8.960	$7.960		$7.780

Total return3	(9.30% )	43.30%	(42.66% )	12.56%	2.31%		14.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,899	$151,611	$127,338	$153,839	$138,548		$45,653
Ratio of expenses to average net assets	0.75%	0.75%	0.76%	0.74%	0.77%		0.81%
Ratio of net investment income (loss) to average net assets	0.10%	0.12%	0.22%	0.08%	(0.04%	)	(0.07% )
Portfolio turnover	17%	43%	28%	52%	21%		91%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07		12/31/06		12/31/05
Net asset value, beginning of period	$7.090	$4.960		$8.900	$7.920		$7.760		$6.810

Income (loss) from investment operations:
Net investment loss2	(0.005)	(0.008)		(0.002)	(0.014)		(0.022)		(0.023)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.655)	2.138		(3.743)	0.994		0.182		0.999
Total from investment operations	(0.660)	2.130		(3.745)	0.980		0.160		0.976

Less dividends and distributions from:
Net investment income	–	–		–	–		–		(0.026)
Net realized gain on investments	–	–		(0.195)	–		–		–
Total dividends and distributions	–	–		(0.195)	–		–		(0.026)

Net asset value, end of period	$6.430	$7.090		$4.960	$8.900		$7.920		$7.760

Total return3	(9.31% )	42.94%		(42.86% )	12.37%		2.06%		14.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,664	$64,683		$23,038	$41,750		$38,596		$42,062
Ratio of expenses to average net assets	1.00%	1.00%		1.01%	0.99%		1.02%		1.06%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.05%	1.05%		1.06%	1.04%		1.07%		1.11%
Ratio of net investment loss to average net assets	(0.15% )	(0.13%	)	(0.03% )	(0.17%	)	(0.29%	)	(0.32% )
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly	(0.20% )	(0.18%	)	(0.08% )	(0.22%	)	(0.34%	)	(0.37% )
Portfolio turnover	17%	43%		28%	52%		21%		91%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,437 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $5,535 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$119,283	$2,294	$16,043	$2,373
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $2,780 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$36,951,684
Sales	18,487,040

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$220,339,794	$18,741,036	$(15,148,193)	$3,592,843

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$208,660,206	$–	$–	$208,660,206
Securities Lending Collateral	10,316,979	749,509	12,316	11,078,804
Short-Term	907,970	3,285,657	–	4,193,627
Total	$219,885,155	$4,035,166	$12,316	$223,932,637

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/2009	$12,316
Net change in unrealized appreciation/depreciation	–
Balance as of 6/30/10	$12,316

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$105,883	$348,065

____________________
*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$253,767,788
Undistributed ordinary income	6,629
Realized losses (1/1/10-6/30/10)	(1,741,996)
Capital loss carryforwards as of 12/31/09	(43,062,303)
Unrealized appreciation of investments	3,592,843
Net assets	$212,562,961

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $7,434,024 expires in 2016 and $35,628,279 expires in 2017.

For the six months ended June 30, 2010, the Series had capital losses of $1,741,996, which may increase the capital loss carryforwards.

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	74,555	4,638,803
Service Class	3,907,982	5,993,815

Shares issued upon reinvestment of dividends and distributions:
Standard Class	583	66,298
	3,983,120	10,698,916
Shares repurchased:
Standard Class	(169,587)	(8,954,959)
Service Class	(1,258,250)	(1,515,468)
	(1,427,837)	(10,470,427)
Net increase	2,555,283	228,489

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of the securities on loan was $11,114,852, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2010, the value of invested collateral was $11,078,804. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

U.S. Growth Series-12

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP U.S. Growth Series
Shares Voted For	26,820,815.711
Percentage of Outstanding Shares	93.098%
Percentage of Shares Voted	94.408%
Shares Voted Against	974,267.368
Percentage of Outstanding Shares	3.381%
Percentage of Shares Voted	3.429%
Shares Abstained	614,401.936
Percentage of Outstanding Shares	2.133%
Percentage of Shares Voted	2.163%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15535 SA-VIPUSG [6/10] DG3 8/10 (6192)	U.S. Growth Series-13

Delaware VIP® Trust
Delaware VIP Value Series

Semiannual Report

June 30, 2010

> Disclosure of Series expenses	1

> Sector allocation and top 10 holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Period January 1, 2010 to June 30, 2010

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$935.40	0.75%	$3.60
Service Class	1,000.00	934.10	1.00%	4.80
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Sector Allocation and Top 10 Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	96.81%
Consumer Discretionary	6.68%
Consumer Staples	14.82%
Energy	14.30%
Financials	9.03%
Health Care	19.22%
Industrials	6.30%
Information Technology	11.79%
Materials	3.04%
Telecommunications	5.78%
Utilities	5.85%
Short-Term Investments	3.19%
Securities Lending Collateral	3.24%
Total Value of Securities	103.24%
Obligation to Return Securities Lending Collateral	(3.31%)
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Bristol-Myers Squibb	3.55%
Comcast Class A	3.51%
Cardinal Health	3.47%
Travelers	3.42%
Merck	3.40%
Kimberly-Clark	3.34%
International Business Machines	3.26%
Waste Management	3.23%
Intel	3.20%
Marathon Oil	3.19%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
June 30, 2010 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–96.81%
Consumer Discretionary–6.68%
*Comcast Class A	910,400	$15,813,648
*Lowe’s	700,300	14,300,126
		30,113,774
Consumer Staples–14.82%
Archer-Daniels-Midland	527,500	13,620,050
CVS Caremark	412,800	12,103,296
Kimberly-Clark	247,900	15,030,177
*Kraft Foods Class A	495,200	13,865,600
*Safeway	619,700	12,183,302
		66,802,425
Energy–14.30%
Chevron	187,200	12,703,392
ConocoPhillips	288,300	14,152,647
*Marathon Oil	462,100	14,366,689
National Oilwell Varco	331,100	10,949,477
Williams	672,200	12,287,816
		64,460,021
Financials–9.03%
Allstate	461,300	13,253,149
Bank of New York Mellon	487,200	12,028,968
Travelers	312,500	15,390,625
		40,672,742
Health Care–19.22%
*Bristol-Myers Squibb	642,000	16,011,479
Cardinal Health	465,300	15,638,733
Johnson & Johnson	226,600	13,382,996
Merck	438,200	15,323,854
Pfizer	945,741	13,486,267
*Quest Diagnostics	256,400	12,761,028
		86,604,357
Industrials–6.30%
Northrop Grumman	253,900	13,822,316
*Waste Management	465,000	14,549,850
		28,372,166
Information Technology–11.79%
Intel	742,500	14,441,625
International Business Machines	118,800	14,669,424
†Motorola	1,691,700	11,029,884
*Xerox	1,612,800	12,966,912
		53,107,845
Materials–3.04%
*duPont (E.I.) deNemours	396,500	13,714,935
		13,714,935
Telecommunications–5.78%
AT&T	538,124	13,017,220
Verizon Communications	464,900	13,026,498
		26,043,718
Utilities–5.85%
Edison International	409,700	12,995,684
Progress Energy	340,400	13,350,488
		26,346,172
Total Common Stock
(cost $442,251,147)		436,238,155

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–3.19%
Discount Notes–2.49%
Federal Home Loan Bank
0.001% 7/1/10	$4,197,314	4,197,313
0.001% 7/6/10	3,147,986	3,147,976
0.01% 7/7/10	353,869	353,868
0.01% 7/15/10	1,907,133	1,907,118
0.05% 7/16/10	1,626,122	1,626,109
		11,232,384
U.S. Treasury Obligations–0.70%
U.S. Treasury Bills
0.005% 7/1/10	1,844,216	1,844,216
0.045% 7/15/10	1,308,597	1,308,551
		3,152,767
Total Short-Term Investments
(cost $14,385,159)		14,385,151

Total Value of Securities
Before Securities Lending
Collateral–100.00%
(cost $456,636,306)		450,623,306

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–3.24%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,600,766	14,600,766
BNY Mellon SL DBT II Liquidating Fund	13,319	13,018
†@Mellon GSL Reinvestment Trust II	302,595	12,860
Total Securities Lending Collateral
(cost $14,916,680)		14,626,644

Value Series-3

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.24% (Cost $471,552,986)	$465,249,950 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(3.31%)	(14,916,680)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	301,989
NET ASSETS APPLICABLE TO 33,768,976 SHARES OUTSTANDING–100.00%	$450,635,259
NET ASSET VALUE–DELAWARE VIP VALUE SERIES
STANDARD CLASS ($331,098,449 / 24,811,533 Shares)	$13.34
NET ASSET VALUE–DELAWARE VIP VALUE SERIES
SERVICE CLASS ($119,536,810 / 8,957,443 Shares)	$13.34
COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$594,576,690
Undistributed net investment income	5,300,208
Accumulated net realized loss on investments	(142,938,603)
Net unrealized depreciation of investments	(6,303,036)
Total net assets	$450,635,259

____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $12,860, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $14,549,150 of securities loaned.

See accompanying notes

Value Series-4

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,339,327
Securities lending income	8,277
Interest	5,627
7,353,231

EXPENSES:
Management fees	1,597,636
Distribution expenses – Service Class	194,929
Accounting and administration expenses	97,700
Reports and statements to shareholders	57,883
Dividend disbursing and transfer agent fees and expenses	27,783
Legal fees	21,309
Audit and tax	17,706
Trustees’ fees	14,509
Insurance fees	9,415
Custodian fees	6,821
Consulting fees	2,473
Dues and services	2,040
Trustees’ expenses	970
Registration fees	521
Pricing fees	143
2,051,838
Less waiver of distribution expenses – Service Class	(32,482)
Total operating expenses	2,019,356

NET INVESTMENT INCOME	5,333,875

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	5,195,282
Net change in unrealized appreciation/depreciation
of investments	(41,483,391)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(36,288,109)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(30,954,234)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,333,875	$11,808,385
Net realized gain (loss) on investments	5,195,282	(40,152,185)
Net change in unrealized appreciation/
depreciation of investments	(41,483,391)	104,293,959
Net increase (decrease) in net assets
resulting from operations	(30,954,234)	75,950,159

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(8,920,590)	(10,376,155)
Service Class	(2,893,104)	(3,114,029)
	(11,813,694)	(13,490,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,226,421	56,073,093
Service Class	9,315,525	31,469,468
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	5,049,839	10,376,155
Service Class	2,893,104	3,114,029
	22,484,889	101,032,745
Cost of shares repurchased:
Standard Class	(17,528,103)	(73,040,031)
Service Class	(15,165,195)	(23,550,520)
	(32,693,298)	(96,590,551)
Increase (decrease) in net assets derived
from capital share transactions	(10,208,409)	4,442,194

NET INCREASE (DECREASE)
IN NET ASSETS	(52,976,337)	66,902,169

NET ASSETS:
Beginning of period	503,611,596	436,709,427
End of period (including undistributed
net investment income of $5,300,208
and $11,780,027, respectively)	$450,635,259	$503,611,596

See accompanying notes

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Standard Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$14.600	$12.830	$21.440	$22.980	$19.230	$18.460

Income (loss) from investment operations:
Net investment income2	0.161	0.351	0.438	0.472	0.437	0.369
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.062)	1.838	(7.066)	(1.058)	4.075	0.722
Total from investment operations	(0.901)	2.189	(6.628)	(0.586)	4.512	1.091

Less dividends and distributions from:
Net investment income	(0.359)	(0.419)	(0.512)	(0.370)	(0.328)	(0.321)
Net realized gain on investments	–	–	(1.470)	(0.584)	(0.434)	–
Total dividends and distributions	(0.359)	(0.419)	(1.982)	(0.954)	(0.762)	(0.321)

Net asset value, end of period	$13.340	$14.600	$12.830	$21.440	$22.980	$19.230

Total return3	(6.46% )	17.96%	(33.42% )	(2.72% )	24.10%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$331,098	$369,859	$330,717	$427,011	$497,525	$349,443
Ratio of expenses to average net assets	0.75%	0.74%	0.71%	0.69%	0.72%	0.73%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	0.75%	0.76%	0.76%	0.73%	0.77%	0.78%
Ratio of net investment income to average net assets	2.23%	2.75%	2.69%	2.07%	2.12%	1.98%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	2.23%	2.73%	2.65%	2.03%	2.07%	1.93%
Portfolio turnover	13%	22%	38%	29%	14%	23%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Value Series-6

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Service Class
	Six Months
	Ended
	6/30/101	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$14.590	$12.810	$21.390	$22.940	$19.200	$18.430

Income (loss) from investment operations:
Net investment income2	0.143	0.319	0.397	0.415	0.385	0.323
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.066)	1.839	(7.052)	(1.063)	4.070	0.726
Total from investment operations	(0.923)	2.158	(6.655)	(0.648)	4.455	1.049

Less dividends and distributions from:
Net investment income	(0.327)	(0.378)	(0.455)	(0.318)	(0.281)	(0.279)
Net realized gain on investments	–	–	(1.470)	(0.584)	(0.434)	–
Total dividends and distributions	(0.327)	(0.378)	(1.925)	(0.902)	(0.715)	(0.279)

Net asset value, end of period	$13.340	$14.590	$12.810	$21.390	$22.940	$19.200

Total return3	(6.59% )	17.65%	(33.57% )	(3.00% )	23.79%	5.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,537	$133,753	$105,992	$177,882	$143,405	$75,778
Ratio of expenses to average net assets	1.00%	0.99%	0.96%	0.94%	0.97%	0.98%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.05%	1.06%	1.06%	1.03%	1.07%	1.08%
Ratio of net investment income to average net assets	1.98%	2.50%	2.44%	1.82%	1.87%	1.73%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	1.93%	2.43%	2.35%	1.73%	1.77%	1.63%
Portfolio turnover	13%	22%	38%	29%	14%	23%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Value Series-7

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
June 30, 2010 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $22,073 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

Value Series-8

Delaware VIP® Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Series was charged $12,298 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2011 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2010, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees, and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$251,889	$4,844	$25,721	$5,072
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Series was charged $4,603 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2010, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$30,748,894
Sales	46,268,128

At June 30, 2010 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$473,135,505	$32,910,943	($40,796,498)	($7,885,555)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants

Value Series-9

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$436,238,155	$–	$–	$436,238,155
Securities Lending Collateral	14,600,766	13,018	12,860	14,626,644
Short-Term	3,152,767	11,232,384	–	14,385,151
Total	$453,991,688	$11,245,402	$12,860	$465,249,950

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$12,860
Net change in unrealized appreciation/depreciation	–
Balance as of 6/30/10	$12,860

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$11,813,694	$13,490,184
____________________

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$594,576,690
Undistributed ordinary income	5,300,208
Realized gain (1/1/10-6/30/10)	5,195,282
*Capital loss carryforwards as of 12/31/09	(146,551,366)
Unrealized depreciation of investments	(7,885,555)
Net assets	$450,635,259

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Value Series-10

Delaware VIP® Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $1,479,986 expires in 2010, $102,136,575 expires in 2016, and $42,934,805 expires in 2017.
____________________

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware VIP Devon Series in 2003.

For the six months ended June 30, 2010, the Series had capital gains of $5,195,282, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Shares sold:
Standard Class	359,496	4,543,090
Service Class	640,315	2,473,419

Shares issued upon reinvestment of dividends and distributions:
Standard Class	331,293	907,007
Service Class	191,090	271,730
	1,522,194	8,195,246
Shares repurchased:
Standard Class	(1,204,132)	(5,900,683)
Service Class	(1,038,818)	(1,855,327)
	(2,242,950)	(7,756,010)
Net increase (decrease)	(720,756)	439,236

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of June 30, 2010, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
At June 30, 2010, the value of the securities on loan was $14,549,150, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2010, the value of invested collateral was $14,626,644. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Series. On January 4, 2010, the new investment management agreement between DMC and the Series that was approved by the shareholders became effective.

12. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Value Series-12

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information

Proxy Results (Unaudited)

At Joint Special Meetings of Shareholders of Delaware VIP® Trust (the “Trust”), on behalf of Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (each, a “Series”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of each Series voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares	Shares	Outstanding	Shares
	Shares Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	396,668,992.915	91.003	96.110	16,052,978.474	3.683	3.890
Patrick P. Coyne	396,812,967.868	91.036	96.145	15,909,006.521	3.650	3.855
John A. Fry	397,118,893.455	91.107	96.219	15,603,077.934	3.579	3.781
Anthony D. Knerr	396,387,635.125	90.939	96.042	16,334,336.264	3.747	3.958
Lucinda S. Landreth	396,756,019.974	91.023	96.132	15,965,951.415	3.663	3.868
Ann R. Leven	396,256,415.159	90.909	96.010	16,465,556.230	3.777	3.990
Thomas F. Madison	396,183,351.020	90.892	95.993	16,538,620.369	3.794	4.007
Janet L. Yeomans	396,807,080.593	91.035	96.144	15,914,890.796	3.651	3.856
J. Richard Zecher	396,191,403.584	90.894	95.995	16,530,567.805	3.792	4.005

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Series, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware VIP Value Series
Shares Voted For	30,992,300.440
Percentage of Outstanding Shares	88.825%
Percentage of Shares Voted	93.505%
Shares Voted Against	1,025,690.869
Percentage of Outstanding Shares	2.940%
Percentage of Shares Voted	3.095%
Shares Abstained	1,126,962.778
Percentage of Outstanding Shares	3.230%
Percentage of Shares Voted	3.400%

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the “Series”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Series, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Series for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Series did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Series and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Series nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Series’ financial statements.

PO15536 SA-VIPV [6/10] DG3 8/10 (6192)	Value Series-13

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2010